UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-22704)

Cambria ETF Trust
(Exact name of registrant as specified in charter)

3300 Highland Avenue

Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centreville Road, Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

With a Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

Cambria Cannabis ETF TOKE ( Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Cannabis ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/toke. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Cannabis ETF	$0	0.00%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Cannabis ETF is an actively managed ETF. As a performance benchmark, the fund utilizes the S&P 500 Total Return Index (S&P 500 TR).

For the 12-month period ended April 30, 2025, the fund underperformed its performance benchmark returning -23.68% vs 12.10% for the S&P 500 TR. The fund had a net asset value of $6.76 per share on April 30, 2024, and ended the reporting period with a net asset value of $4.91 per share on April 30, 2025.

During the reporting period, the highest returns came from Turning Point Brands and Philip Morris International, which returned 102.64% and 78.37%, respectively. The worst performers were AYR Wellness Inc. and Verano Holdings Corp, which returned -89.16% and –85.40%, respectively.

The Fund recorded negative returns during the reporting period. The cannabis industry as a whole continues to face headwinds, grappling with regulatory uncertainty, limited access to financial services, and an unfavorable tax landscape. Efforts to federally reclassify cannabis have repeatedly stalled and encountered delays. Without clear policy direction from the current administration the environment remains challenging.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Cannabis ETF	PAGE 1	TSR-AR-132061821

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/24/2019)
Cambria Cannabis ETF NAV	-23.68	-12.22	-21.64
MSCI North America Net Total Return USD Index	12.05	15.01	12.27
MSCI North America Gross Total Return USD Index	12.51	15.55	12.81
S&P 500 TR	12.10	15.61	12.98
Visit https://www.cambriafunds.com/toke for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$12,518,335
Number of Holdings	24
Net Advisory Fee	$0
30-Day SEC Yield	1.57%
30-Day SEC Yield Unsubsidized	1.57%
Portfolio Turnover	33%
Visit https://www.cambriafunds.com/toke for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	10.6%
Philip Morris International, Inc.	6.3%
Imperial Brands PLC	5.6%
British American Tobacco PLC	5.0%
Altria Group, Inc.	4.9%
Village Farms International, Inc.	4.9%
Turning Point Brands, Inc.	4.7%
Cronos Group, Inc.	4.5%
SNDL, Inc.	3.8%
High Tide, Inc.	3.7%

Sector Breakdown**	Geographic Breakdown (%)

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/toke.

Cambria Cannabis ETF	PAGE 2	TSR-AR-132061821

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Cannabis ETF	PAGE 3	TSR-AR-132061821

Cambria Emerging Shareholder Yield ETF EYLD (Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Emerging Shareholder Yield ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/eyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Emerging Shareholder Yield ETF	$64	0.65%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Emerging Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the MSCI EM Total Return Index [MSCI EM (EMERGING MARKETS) Net (USD)].

For the 12-month period ended April 30, 2025, the fund underperformed its performance benchmark, returning -2.66% vs 9.02% for the MSCI EM (EMERGING MARKETS) Net (USD). The fund had a net asset value of $34.08 per share on April 30, 2024, and ended the reporting period with a net asset value of $31.83 per share on April 30, 2025.

During the reporting period, the highest returns came from People’s Insurance Group and PICC Property and Casualty, which returned 94.58% and 59.16%, respectively. The worst performers were China Motor Corp and Hanmi Semiconductor Co LTD, which returned -46.74% and -44.74%, respectively.

The Fund recorded negative returns during the reporting period. Broad emerging market equity performance was primarily led by a rebound in China’s equity markets, particularly in the technology sector. The U.S. administration’s reciprocal tariff framework, announced in April, introduced additional layers of complexity in global trade, geopolitical, and economic dynamics. Stock selection in China was the primary driver of underperformance relative to the benchmark, as the fund’s methodology favored more value-oriented equities over Chinese technology companies.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Emerging Shareholder Yield ETF	PAGE 1	TSR-AR-132061706

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/13/2016)
Cambria Emerging Shareholder Yield ETF NAV	-2.66	11.16	8.08
MSCI EM (EMERGING MARKETS) Net (USD)	9.02	6.35	5.50
MSCI EM (EMERGING MARKETS) Gross (USD)	9.60	6.78	5.90
Visit https://www.cambriafunds.com/eyld for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$491,710,580
Number of Holdings	113
Net Advisory Fee	$2,693,188
30-Day SEC Yield	5.18%
30-Day SEC Yield Unsubsidized	5.18%
Portfolio Turnover	22%
Visit https://www.cambriafunds.com/eyld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
People’s Insurance Co. Group of China Ltd.	1.7%
Chicony Electronics Co. Ltd.	1.6%
XTB SA	1.5%
Huadian Power International Corp. Ltd.	1.5%
Asustek Computer, Inc.	1.5%
ITE Technology, Inc.	1.5%
PICC Property & Casualty Co. Ltd.	1.4%
Hanmi Semiconductor Co. Ltd.	1.4%
Tripod Technology Corp.	1.4%
Evergreen Marine Corp. Taiwan Ltd.	1.4%

Sector Breakdown**	Geographic Breakdown (%)

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/eyld.

Cambria Emerging Shareholder Yield ETF	PAGE 2	TSR-AR-132061706

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Emerging Shareholder Yield ETF	PAGE 3	TSR-AR-132061706

Cambria Fixed Income Trend ETF CFIT (Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Fixed Income Trend ETF for the period of March 27, 2025, to April 30, 2025. You can find additional information about the Fund at https://cambriafunds.com/cfit. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
	Cambria Fixed Income Trend ETF	$0	0.00%[1]

1	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from March 27, 2025, to April 30, 2025. Expenses would be higher if the Fund had been in operations for a full year.

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Fixed Income Trend ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the Bloomberg Global Aggregate Index.

The Cambria Fixed Income Trend ETF launched on March 27, 2025. For the period from inception through April 30, 2025, the fund underperformed its performance benchmark, returning -2.46% vs 3.52% for the Bloomberg Global Aggregate Index. The fund had a net asset value of $25.08 per share on March 27, 2025, and ended the reporting period with a net asset value of $24.46 per share on April 30, 2025.

During the reporting period, the highest returns came from AT&T Inc. and Fox Corp, which returned 52.69% and 40.94% respectively. The worst performers were Devon Energy Corp and Lennar Corp, which returned -33.17% and -28.51%, respectively.

The Fund recorded negative returns during the reporting period. The Cambria Fixed Income Trend ETF applies a tactical trend-following approach to risk bond segments in an attempt to increase return while relying on trend following’s inherent risk mitigation characteristics to manage the higher volatility associated with riskier bond segments. The announcement of reciprocal tariffs on April 2, 2025 triggered a sell off across fixed income and the fund took a risk off posture by shifting to T-Bills. The fund experienced a max drawdown of -3.46% and ended the month down -2.46%.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Fixed Income Trend ETF	PAGE 1	TSR-AR-132061763

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/27/2025)
Cambria Fixed Income Trend ETF NAV	-2.46
Bloomberg Global Aggregate	3.52
Visit https://cambriafunds.com/cfit for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$12,842,582
Number of Holdings	3
Net Advisory Fee	$0
30-Day SEC Yield	3.46%
30-Day SEC Yield Unsubsidized	3.46%
Portfolio Turnover	103%
Visit https://cambriafunds.com/cfit for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Vanguard 0-3 Month Treasury Bill ETF	79.9%
Vanguard Long-Term Treasury ETF	19.5%
First American Treasury Obligations Fund	0.6%

Sector Breakdown**

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://cambriafunds.com/cfit.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Fixed Income Trend ETF	PAGE 2	TSR-AR-132061763

Cambria Foreign Shareholder Yield ETF FYLD (Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Foreign Shareholder Yield ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/fyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Foreign Shareholder Yield ETF	$60	0.59%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Foreign Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark the fund utilizes the MSCI EAFE Total Return Index [MSCI EAFE Gross (USD)].

For the 12-month period ended April 30, 2025, the fund underperformed its performance benchmark, returning 4.82% vs 13.13% for the MSCI EAFE Gross (USD). The fund had a net asset value of $26.79 per share on April 30, 2024, and ended the reporting period with a net asset value of $26.85 per share on April 30, 2025.

During the reporting period, the highest returns came from Heidelberg Materials AG, and BPER Banca Spa Ordinary, which returned 101.69% and 64.64% respectively. The worst performers were Stellantis NV and Parex Resources Inc, which returned -54.79% and -49.00%, respectively.

The Fund recorded positive returns during the reporting period. European equities were the primary driver of positive performance, benefiting from a combination of fiscal stimulus and potential geopolitical stability. Germany’s recent election has led to increased fiscal stimulus, driving positive performance in German equities. At the sector level, Financials were the largest contributor to positive performance, benefiting from a weaker U.S. Dollar and low direct exposure to potential global trade disruptions.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Foreign Shareholder Yield ETF	PAGE 1	TSR-AR-132061300

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Foreign Shareholder Yield ETF NAV	4.82	14.27	5.97
MSCI EAFE Canada Net Total Return USD Index	13.10	11.65	5.52
MSCI EAFE Canada Gross Total Return USD Index	13.70	12.23	6.07
MSCI EAFE Net (USD)	12.57	11.37	5.45
MSCI EAFE Gross (USD)	13.13	11.92	5.96
Visit https://www.cambriafunds.com/fyld for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$335,607,469
Number of Holdings	103
Net Advisory Fee	$1,864,327
30-Day SEC Yield	4.49%
30-Day SEC Yield Unsubsidized	4.49%
Portfolio Turnover	52%
Visit https://www.cambriafunds.com/fyld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*
Top 10 Issuers	(%)
First American Government Obligations Fund	2.3%
SCOR SE	1.4%
Freenet AG	1.4%
ACS Actividades de Construccion y Servicios SA	1.4%
SSAB AB	1.3%
Intesa Sanpaolo SpA	1.3%
Coface SA	1.2%
NN Group NV	1.2%
RTL Group SA	1.2%
Orange SA	1.2%

Sector Breakdown**	Geographic Breakdown (%)

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/fyld.

Cambria Foreign Shareholder Yield ETF	PAGE 2	TSR-AR-132061300

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Foreign Shareholder Yield ETF	PAGE 3	TSR-AR-132061300

Cambria Global Asset Allocation ETF GAA (Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Global Asset Allocation ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/gaa. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Asset Allocation ETF	$0	0.00%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Asset Allocation ETF is an actively managed ETF that employs a buy-and-hold methodology. As a performance benchmark, the fund utilizes the S&P Balanced Equity and Bond – Moderate Index.

For the 12-month period ended April 30, 2025, the fund underperformed its performance benchmark, returning 7.22% vs 10.82% for the S&P Balanced Equity and Bond – Moderate Index. The fund had a net asset value of $28.23 per share on April 30, 2024, and ended the reporting period with a net asset value of $29.04 per share on April 30, 2025.

During the reporting period, the highest returns came from the VanEck Bitcoin ETF and VanEck Gold Miners ETF, which returned 59.39% and 49.66%, respectively. The worst performers were the Cambria Shareholder Yield ETF and the Cambria Micro and Small Cap Shareholder Yield ETF, which returned -10.44% and -10.20%, respectively.

The Fund recorded positive returns during the reporting period. Attractive valuations, favorable fiscal policy, and shifts in capital allocation from the U.S. to foreign investments all benefited international equities, contributing positively to the fund’s return. Gold hit all time highs in April 2025 on inflation concerns, geopolitical risks, and economic uncertainty. The fund maintained an average allocation of 4% to gold over the period and it contributed 1.65% to total performance. U.S. small cap and value equities detracted from the overall performance after selling off in April following the announcement of wide-ranging reciprocal tariffs

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Global Asset Allocation ETF	PAGE 1	TSR-AR-132061607

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Global Asset Allocation ETF NAV	7.22	8.14	5.03
Bloomberg Global Aggregate	8.83	-1.20	0.79
MSCI ACWI Net Total Return Index (USD)	11.84	13.07	8.63
MSCI AC WORLD INDEX Gross (USD)	12.34	13.59	9.18
S&P Balanced Equity and Bond - Moderate Index	10.82	6.44	6.75
Visit https://www.cambriafunds.com/gaa for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$53,730,239
Number of Holdings	30
Net Advisory Fee	$0
30-Day SEC Yield	4.27%
30-Day SEC Yield Unsubsidized	4.27%
Portfolio Turnover	8%
Visit https://www.cambriafunds.com/gaa for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
First American Government Obligations Fund	17.7%
Cambria Emerging Shareholder Yield ETF	9.2%
Cambria Global Value ETF	6.9%
Cambria Global Real Estate ETF	6.5%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy NO K-1 ETF	5.9%
Cambria Tactical Yield ETF	5.8%
Graniteshares Gold Trust	5.3%
Alpha Architect US Quantitative Momentum ETF	4.8%
Vanguard Total International Bond ETF	4.8%
Cambria Foreign Shareholder Yield ETF	4.7%

Sector Breakdown**

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Global Asset Allocation ETF	PAGE 2	TSR-AR-132061607

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/gaa.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Asset Allocation ETF	PAGE 3	TSR-AR-132061607

Cambria Global Momentum ETF GMOM ( Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Global Momentum ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/gmom. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Global Momentum ETF	$61	0.59%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Momentum ETF is an actively managed ETF that employs a trend following methodology. As a performance benchmark, the fund utilizes the S&P Balanced Equity and Bond – Moderate Index.

For the 12-month period ended April 30, 2025, the fund underperformed its performance benchmark, returning 5.16% vs 10.82% for the S&P Balanced Equity and Bond – Moderate Index. The fund had a net asset value of $28.20 per share on April 30, 2024, and ended the reporting period with a net asset value of $28.67 per share on April 30, 2025.

During the reporting period, the highest returns came from the VanEck Bitcoin ETF and the GraniteShares Gold Trust ETF, which returned 59.39% and 43.68%, respectively. The worst performers were the iShares Mortgage Real Estate ETF and the Invesco DB Base Metal ETF, which returned -14.20% and –11.89%, respectively.

The Fund recorded positive returns during the reporting period. The Cambria Global Momentum ETF is a tactical trend-following ETF that attempts to profit by investing in assets that are in an uptrend and exhibiting positive momentum. As an active strategy with high turnover, the fund trades frequently and participates broadly across global publicly investable assets. Over the period, the fund benefited from the price appreciation of gold, bitcoin, and foreign equities. U.S. equity, Mortgage REIT, and base metals exposure detracted from the fund’s positive performance.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Global Momentum ETF	PAGE 1	TSR-AR-132061508

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Global Momentum ETF NAV	5.16	7.47	3.72
Bloomberg Global Aggregate	8.83	-1.20	0.79
MSCI ACWI Net Total Return Index (USD)	11.84	13.07	8.63
MSCI AC WORLD INDEX Gross (USD)	12.34	13.59	9.18
S&P Balanced Equity and Bond - Moderate Index	10.82	6.44	6.75
Visit https://www.cambriafunds.com/gmom for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$106,084,936
Number of Holdings	18
Net Advisory Fee	$689,824
30-Day SEC Yield	1.64%
30-Day SEC Yield Unsubsidized	1.64%
Portfolio Turnover	135%
Visit https://www.cambriafunds.com/gmom for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Cambria Tactical Yield ETF	11.7%
iShares Global Utilities ETF	5.9%
Cambria Global Value ETF	5.9%
Cambria Foreign Shareholder Yield ETF	5.9%
iShares Global Infrastructure ETF	5.9%
iShares Global Financials ETF	5.9%
iShares Residential and Multisector Real Estate ETF	5.9%
iShares Global Consumer Staples ETF	5.9%
VanEck Gold Miners ETF	5.9%
Graniteshares Gold Trust	5.9%

Sector Breakdown**

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/gmom.

Cambria Global Momentum ETF	PAGE 2	TSR-AR-132061508

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Momentum ETF	PAGE 3	TSR-AR-132061508

Cambria Global Real Estate ETF BLDG (Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Global Real Estate ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/bldg. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Cambria Global Real Estate ETF	$0	0.00%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Real Estate ETF is an actively managed ETF that employs a factor-based investment methodology focusing on Quality, Value, and Momentum. As a performance benchmark, the fund utilizes the FTSE EPRA NAREIT Global REITs TR Index.

For the 12-month period ended April 30, 2025, the fund underperformed its performance benchmark, returning 8.05% vs 13.12% for the FTSE EPRA NAREIT Global REITs TR Index. The fund had a net asset value of $23.59 per share on April 30, 2024, and ended the reporting period with a net asset value of $23.45 per share on April 30, 2025.

During the reporting period, the highest returns came from Yeni Gimat Gayrimenkul Ortakligi AS and Welltower Inc., which returned 67.03% and 63.57%, respectively. The worst performers were Office Properties Income Trust and Hudson Pacific Properties, which returned -76.62% and -47.57%, respectively.

The Fund recorded positive returns during the reporting period. Occupancy rates improved and rental income stabilized in commercial real estate, which contributed to the Fund’s positive performance. Healthcare REITs saw their valuations continue to recover during the reporting period. Office and Hotel REITS were the biggest detractors in terms of fund performance over the reporting period. The Fund had an average allocation of 60.00% to the United States, with the next highest average allocation being Turkey at 8.63%

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Global Real Estate ETF	PAGE 1	TSR-AR-132061813

ANNUAL AVERAGE TOTAL RETURN (%)
		Since Inception
	1 Year	(09/23/2020)
Cambria Global Real Estate ETF NAV	8.05	5.44
MSCI ACWI Net Total Return Index (USD)	11.84	11.15
FTSE EPRA Nareit Global REITs TR Index	13.12	7.26
MSCI AC WORLD INDEX Gross (USD)	12.34	11.66

Visit https://www.cambriafunds.com/bldg for more recent performance information.

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$36,348,608
Number of Holdings	81
Net Advisory Fee	$0
30-Day SEC Yield	6.51%
30-Day SEC Yield Unsubsidized	6.51%
Portfolio Turnover	92%
Visit https://www.cambriafunds.com/bldg for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	3.1%
Social Housing Reit PLC	1.6%
Immobiliare Grande Distribuzione SIIQ SpA	1.5%
Stoneweg European Real Estate Investment Trust	1.4%
Wereldhave NV	1.4%
Klepierre SA	1.4%
Target Healthcare REIT PLC	1.4%
Attacq Ltd.	1.4%
Sabra Health Care REIT, Inc.	1.3%
Vukile Property Fund Ltd.	1.3%

Sector Breakdown**	Geographic Breakdown (%)

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/bldg.

Cambria Global Real Estate ETF	PAGE 2	TSR-AR-132061813

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Real Estate ETF	PAGE 3	TSR-AR-132061813

Cambria Global Value ETF GVAL (Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Global Value ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/gval. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Cambria Global Value ETF	$74	0.66%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Global Value ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the MSCI ACWI Total Return Index.

For the 12-month period ended April 30, 2025, the fund outperformed its performance benchmark, returning 23.06% vs 11.84% for the MSCI ACWI Total Return Index. The fund had a net asset value of $21.62 per share on April 30, 2024, and ended the reporting period with a net asset value of $25.43 per share on April 30, 2025.

During the reporting period, the highest returns came from Asseco Poland SA. and Tauron Polska Energia SA., which returned 119.08% and 118.30%, respectively. The worst performers were CAP SA. and Atacadao SA., which returned -28.84% and -28.64%, respectively.

The Fund recorded positive returns during the reporting period. Over the period, the Cambria Global Value ETF had an average allocation of 50% to European equities, split roughly evenly across eastern and western Europe. Attractive valuations coupled with shifting fiscal policy drove performance. Chinese equities benefited from a wide-ranging stimulus package aimed at addressing economic slowdowns, focusing on monetary policy adjustments, property market reforms, and capital market support. At the sector level, Financials were the largest contributor to positive performance, benefiting from a weaker U.S. Dollar and low direct exposure to potential global trade disruptions.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Global Value ETF	PAGE 1	TSR-AR-132061409

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Global Value ETF NAV	23.06	13.98	5.26
MSCI ACWI Net Total Return Index (USD)	11.84	13.07	8.63
MSCI AC WORLD INDEX Gross (USD)	12.34	13.59	9.18

Visit https://www.cambriafunds.com/gval for more recent performance information.

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$188,175,846
Number of Holdings	114
Net Advisory Fee	$633,354
30-Day SEC Yield	4.62%
30-Day SEC Yield Unsubsidized	4.62%
Portfolio Turnover	8%
Visit https://www.cambriafunds.com/gval for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	3.4%
Moneta Money Bank AS	2.9%
Komercni Banka AS	2.8%
CEZ AS	2.7%
Asseco Poland SA	1.6%
Cencosud SA	1.5%
Philip Morris CR AS	1.5%
Geely Automobile Holdings Ltd.	1.4%
People’s Insurance Co. Group of China Ltd.	1.4%
BAWAG Group AG	1.4%

Sector Breakdown**

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/gval.

Cambria Global Value ETF	PAGE 2	TSR-AR-132061409

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Global Value ETF	PAGE 3	TSR-AR-132061409

Cambria LargeCap Shareholder Yield ETF LYLD (Principal U.S. Listing Exchange:CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria LargeCap Shareholder Yield ETF for the period of July 11, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/lyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

		Costs of a $10,000	Costs paid as a percentage of
	Fund Name	investment	a $10,000 investment
	Cambria LargeCap Shareholder Yield ETF	$34	0.43%[1]

[1]	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period from July 11, 2024 to April 30, 2025. Expenses would be higher if the Fund had been in operations for a full year.

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Large Cap Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 500 Total Return Index (S&P 500 TR).

The Cambria Large Cap Shareholder Yield ETF launched on July 11, 2024. For the period from inception through April 30, 2025, the fund underperformed its performance benchmark, returning -0.62% vs 0.77% for the S&P 500 TR. The fund had a net asset value of $25.00 per share on July 11, 2024, and ended the reporting period with a net asset value of $24.51 per share on April 30, 2025.

During the reporting period, the highest returns came from AT&T Inc. and Fox Corp, which returned 52.69% and 40.94%, respectively. The worst performers were Devon Energy Corp and Lennar Corp, which returned -33.17% and -28.51%, respectively.

The Fund posted negative returns during the reporting period. After a strong rally in November following the U.S. presidential election, value stocks saw performance weaken after the Federal Reserve’s December meeting, which signaled a slower pace of interest rate cuts in 2025. In March and April, uncertainty around tariffs further intensified the sell-off, driving investors toward higher-quality assets.

Cambria LargeCap Shareholder Yield ETF	PAGE 1	TSR-AR-132061771

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/11/2024)
Cambria LargeCap Shareholder Yield ETF NAV	-0.62
S&P 500 TR	0.77
Visit https://www.cambriafunds.com/lyld for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$4,289,538
Number of Holdings	51
Net Advisory Fee	$30,751
30-Day SEC Yield	2.12%
30-Day SEC Yield Unsubsidized	2.12%
Portfolio Turnover	23%
Visit https://www.cambriafunds.com/lyld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
AT&T, Inc.	3.0%
Fox Corp.	2.9%
eBay, Inc.	2.6%
Jabil, Inc.	2.6%
Bank of New York Mellon Corp.	2.6%
Hartford Insurance Group, Inc.	2.5%
Aflac, Inc.	2.5%
Molson Coors Beverage Co.	2.3%
Verizon Communications, Inc.	2.3%
American International Group, Inc.	2.2%

Sector Breakdown

*	Percentages are stated as a percent of net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/lyld.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria LargeCap Shareholder Yield ETF	PAGE 2	TSR-AR-132061771

Cambria Micro and SmallCap Shareholder Yield ETF MYLD (Principal U.S. Listing Exchange:CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Micro and SmallCap Shareholder Yield ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/myld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Cambria Micro and SmallCap Shareholder Yield ETF	$0	0.00%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Micro and Small Cap Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 600 Total Return Index [S&P 600 (TR)].

For the 12-month period ended April 30, 2025, the fund underperformed its performance benchmark, returning -10.20% vs -1.93% for the S&P 600 (TR). The fund had a net asset value of $25.41 per share on April 30, 2024, and ended the reporting period with a net asset value of $21.14 per share on April 30, 2025.

During the reporting period, the highest returns came from Cal-Marine Foods Inc. and Adtalem Global Education Inc., which returned 81.69% and 60.96%, respectively. The worst performers were ODP Corp and Kohl’s Corp, which returned -73.10% and -68.91%, respectively.

The Fund recorded negative returns during the reporting period. Following the U.S. Federal Reserve’s December meeting, concerns about a slower pace of interest rate cuts in 2025 led to a sharp drop in small-cap stocks, which are generally more sensitive to interest rate changes. Tariff uncertainty in March and April further exacerbated the sell-off in small caps as investors fled to quality. These factors, along with tilts toward value, have combined to contribute to the Fund’s negative performance during the reporting period.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Micro and SmallCap Shareholder Yield ETF	PAGE 1	TSR-AR-132061797

ANNUAL AVERAGE TOTAL RETURN (%)
		Since Inception
	1 Year	(01/03/2024)
Cambria Micro and SmallCap Shareholder Yield ETF NAV	-10.20	-6.20
S&P 500 TR	12.10	15.13
S&P 600 (TR)	-1.93	-1.51

Visit https://www.cambriafunds.com/myld for more recent performance information.

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$10,039,875
Number of Holdings	101
Net Advisory Fee	$0
30-Day SEC Yield	2.73%
30-Day SEC Yield Unsubsidized	2.73%
Portfolio Turnover	51%
Visit https://www.cambriafunds.com/myld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.2%
Insteel Industries, Inc.	1.3%
Ramaco Resources, Inc.	1.2%
Concentrix Corp.	1.2%
Universal Insurance Holdings, Inc.	1.2%
Mr Cooper Group, Inc.	1.2%
Premier, Inc.	1.2%
Pathward Financial, Inc.	1.1%
Standard Motor Products, Inc.	1.1%
Adtalem Global Education, Inc.	1.1%

Sector Breakdown**

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/myld.

Cambria Micro and SmallCap Shareholder Yield ETF	PAGE 2	TSR-AR-132061797

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Micro and SmallCap Shareholder Yield ETF	PAGE 3	TSR-AR-132061797

Cambria Shareholder Yield ETF SYLD (Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Shareholder Yield ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/syld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Cambria Shareholder Yield ETF	$56	0.59%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Shareholder Yield ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 500 Total Return Index (S&P 500 TR).

For the 12-month period ended April 30, 2025, the fund underperformed its performance benchmark, returning -10.44% vs 12.10% for the S&P 500 TR. The fund had a net asset value of $68.94 per share on April 30, 2024, and ended the reporting period with a net asset value of $60.47 per share on April 30, 2025.

During the reporting period, the highest returns came from Adtalem Global Education Inc. and AT&T Inc., which returned 114.03% and 72.56%, respectively. The worst performers were ODP Corp and Wabash National Corp, which returned -73.13% and -69.48%, respectively.

The Fund recorded negative returns during the reporting period. Factor tilts toward smaller market capitalization and value combined to contribute to the Fund’s negative performance during the reporting period. Following the U.S. Federal Reserve’s December meeting, concerns about a slower pace of interest rate cuts in 2025 led to a sharp drop in small and mid-cap stocks, which are generally more sensitive to interest rate changes. Tariff uncertainty in March and April further exacerbated the sell-off as investors fled to quality.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Shareholder Yield ETF	PAGE 1	TSR-AR-132061201

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Cambria Shareholder Yield ETF NAV	-10.44	17.85	9.60
S&P 500 TR	12.10	15.61	12.32
S&P Composite 1500 TR	11.12	15.39	11.95
Visit https://www.cambriafunds.com/syld for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$919,155,315
Number of Holdings	102
Net Advisory Fee	$7,103,562
30-Day SEC Yield	2.46%
30-Day SEC Yield Unsubsidized	2.46%
Portfolio Turnover	42%
Visit https://www.cambriafunds.com/syld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Adtalem Global Education, Inc.	2.3%
AT&T, Inc.	1.8%
Fox Corp.	1.7%
UGI Corp.	1.6%
Victory Capital Holdings, Inc.	1.6%
SLM Corp.	1.5%
Aflac, Inc.	1.5%
Synchrony Financial	1.4%
AutoNation, Inc.	1.4%
Ryder System, Inc.	1.3%

Sector Breakdown**

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/syld.

Cambria Shareholder Yield ETF	PAGE 2	TSR-AR-132061201

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Shareholder Yield ETF	PAGE 3	TSR-AR-132061201

Cambria Tactical Yield ETF TYLD (Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Tactical Yield ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/tyld. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Cambria Tactical Yield ETF	$0	0.00%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Tactical Yield ETF is an actively managed ETF that applies a value approach to fixed Income segments. As a performance benchmark, the fund utilizes the Bloomberg Global Aggregate Index.

For the 12-month period ended April 30, 2025, the fund underperformed its performance benchmark, returning 5.12% vs 8.83% for the Bloomberg Global Aggregate Index. The fund had a net asset value of $25.22 per share on April 30, 2024, and ended the reporting period with a net asset value of $25.42 per share on April 30, 2025.

During the reporting period, the fund was 100% invested in T-bills, which drove returns.

The Fund recorded positive returns during the reporting period. The Cambria Tactical Yield ETF applies a value approach to fixed income investing in an attempt to increase risk adjusted return by investing in risk bond segments only when yield spreads relative to T-bills are in the top quartile historically. Throughout the period the fund was 100% invested in T-bills.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)
		Since Inception
	1 Year	(01/03/2024)
Cambria Tactical Yield ETF NAV	5.12	4.98
Bloomberg Global Aggregate	8.83	3.72
ICE BofA US 3-Month Treasury Bill Total Return Index	4.88	5.00
Visit https://www.cambriafunds.com/tyld for more recent performance information.

Cambria Tactical Yield ETF	PAGE 1	TSR-AR-132061789

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$44,483,492
Number of Holdings	4
Net Advisory Fee	$0
30-Day SEC Yield	3.62%
30-Day SEC Yield Unsubsidized	3.62%
Portfolio Turnover	0%
Visit https://www.cambriafunds.com/tyld for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Bill	99.9%
First American Treasury Obligations Fund	0.1%

Sector Breakdown

*	Percentages are stated as a percent of net assets.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/tyld.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Tactical Yield ETF	PAGE 2	TSR-AR-132061789

Cambria Tail Risk ETF TAIL ( Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Tail Risk ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/tail. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Cambria Tail Risk ETF	$62	0.59%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Tail Risk ETF is an actively managed ETF that seeks to provide downside protection relative to the S&P 500. As a performance benchmark, the fund utilizes the Bloomberg Short Treasury Total Return Index.

For the 12-month period ended April 30, 2025, the fund outperformed its performance benchmark, returning 10.87% vs 5.03% for the Bloomberg Short Treasury Total Return Index. The fund had a net asset value of $11.81 per share on April 30, 2024, and ended the reporting period with a net asset value of $12.74 per share on April 30, 2025.

During the reporting period, the positive performance can be primarily attributed to the S&P 500 index option overlay.

The Fund recorded positive returns during the reporting period. Designed as a hedging product, the Cambria Tail Risk ETF utilizes put options on the S&P 500 Index in an attempt to profit when the US equity market experiences a decline. The announcement of reciprocal tariffs in April led to a pullback in US equities, resulting in a positive performance for TAIL.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)
			Since Inception
	1 Year	5 Year	(04/05/2017)
Cambria Tail Risk ETF NAV	10.87	-9.24	-6.49
S&P 500 TR	12.10	15.61	13.18
Bloomberg Short Treasury Total Return Index	5.03	2.55	2.31
Visit https://www.cambriafunds.com/tail for more recent performance information.

Cambria Tail Risk ETF	PAGE 1	TSR-AR-132061862

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$161,130,215
Number of Holdings	10
Net Advisory Fee	$461,123
30-Day SEC Yield	2.81%
30-Day SEC Yield Unsubsidized	2.81%
Portfolio Turnover	86%
Visit https://www.cambriafunds.com/tail for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
United States Treasury Note/Bond	76.5%
First American Treasury Obligations Fund	10.7%
S&P 500 Index	7.5%

Sector Breakdown**

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/tail.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Tail Risk ETF	PAGE 2	TSR-AR-132061862

Cambria Trinity ETF TRTY (Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Trinity ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/trty. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Cambria Trinity ETF	$0	0.00%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Trinity ETF is an actively managed exchange-traded fund (ETF) that employs a combination of trend-following and buy-and-hold methodologies. As a performance benchmark, the fund utilizes the S&P Balanced Equity and Bond – Moderate Index.

For the 12-month period ended April 30, 2025, the fund underperformed its performance benchmark, returning 2.44% vs 10.82% for the S&P Balanced Equity and Bond – Moderate Index. The fund had a net asset value of $25.50 per share on April 30, 2024, and ended the reporting period with a net asset value of $25.34 per share on April 30, 2025.

During the reporting period, the highest returns came from the VanEck Bitcoin ETF and the GraniteShares Gold Trust ETF, which returned 59.39% and 43.68% respectively. The worst performers were the Cambria Chesapeake Pure Trend ETF and iShares Mortgage Real Estate ETF, which returned -27.39% and -14.20%, respectively.

The Fund recorded positive returns during the reporting period. The Cambria Trinity ETF is a hybrid buy-and-hold and tactical trend-following ETF that attempts to profit by investing in assets that are in an uptrend and exhibiting positive momentum. As an active strategy with high turnover, the fund trades frequently and participates broadly across global publicly investable assets. Over the period, the fund benefited from the price appreciation of gold, bitcoin, and foreign developed equities. Managed futures trend following, emerging market equity, U.S. equity, and mortgage REIT exposure detracted from the fund’s positive performance.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Trinity ETF	PAGE 1	TSR-AR-132061839

ANNUAL AVERAGE TOTAL RETURN (%)

			Since Inception
	1 Year	5 Year	(09/10/2018)
Cambria Trinity ETF NAV	2.44	7.38	3.66
MSCI ACWI Net Total Return Index (USD)	11.84	13.07	9.41
Bloomberg Global Aggregate	8.83	-1.20	0.43
MSCI AC WORLD INDEX Gross (USD)	12.34	13.59	9.94
S&P Balanced Equity and Bond - Moderate Index	10.82	6.44	6.92
Visit https://www.cambriafunds.com/trty for more recent performance information.
* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$108,961,783
Number of Holdings	34
Net Advisory Fee	$0
30-Day SEC Yield	3.33%
30-Day SEC Yield Unsubsidized	3.33%
Portfolio Turnover	66%
Visit https://www.cambriafunds.com/trty for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Vanguard Intermediate-Term Treasury ETF	8.0%
Cambria Tactical Yield ETF	7.9%
Cambria Value and Momentum ETF	7.8%
Cambria Foreign Shareholder Yield ETF	6.0%
Cambria Global Value ETF	6.0%
First American Government Obligations Fund	6.0%
Cambria Emerging Shareholder Yield ETF	4.0%
Vanguard Total Bond Market ETF	4.0%
Cambria Global Real Estate ETF	4.0%
iMGP DBi Managed Futures Strategy ETF	4.0%
Sector Breakdown**

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

Cambria Trinity ETF	PAGE 2	TSR-AR-132061839

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/trty.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Trinity ETF	PAGE 3	TSR-AR-132061839

Cambria Value and Momentum ETF VAMO (Principal U.S. Listing Exchange: CBOE) Annual Shareholder Report | April 30, 2025

This annual shareholder report contains important information about the Cambria Value and Momentum ETF for the period of May 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.cambriafunds.com/vamo. You can also request this information by contacting us at 1-855-383-4636.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Fund Name	investment	a $10,000 investment
Cambria Value and Momentum ETF	$65	0.64%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

The Cambria Value and Momentum ETF is an actively managed ETF that employs a factor-based methodology. As a performance benchmark, the fund utilizes the S&P 500 Total Return Index (S&P 500 TR).

For the 12-month period ended April 30, 2025, the fund underperformed its performance benchmark, returning 2.52% vs 12.10% for the S&P 500 TR. The fund had a net asset value of $28.72 per share on April 30, 2024, and ended the reporting period with a net asset value of $28.93 per share on April 30, 2025.

During the reporting period, the highest returns came from Robinhood Markets Inc. and Telephone and Data Systems, which returned 194.95% and 137.95%, respectively. The worst performers were Beyond Inc. and EVGO Inc., which returned -48.20% and -37.44%, respectively.

The Fund recorded positive returns during the reporting period. The Cambria Value and Momentum ETF is a multi-factor ETF focusing on Value and Momentum with the ability to hedge up to 100% of its notional equity exposure using S&P 500 index futures. Over the period, the fund had an average exposure of 27% to financials, which benefited from the three rate cuts in the second half of 2024. Conversely, energy holdings detracted from fund performance after selling off in April 2025, driven by a sharp drop in oil prices amid oversupply concerns and a global economic slowdown related to the impact of trade tariffs. The fund moved from 50% hedged to 100% hedged and avoided much of the volatility associated with the current administration’s wide ranging reciprocal tariffs announced on April 2, 2025.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Cambria Value and Momentum ETF	PAGE 1	TSR-AR-132061888

ANNUAL AVERAGE TOTAL RETURN (%)

			Since Inception
	1 Year	5 Year	(09/08/2015)
Cambria Value and Momentum ETF NAV	2.52	13.21	2.59
S&P 500 TR	12.10	15.61	13.38

Visit https://www.cambriafunds.com/vamo for more recent performance information.

* The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of April 30, 2025)
Net Assets	$52,072,472
Number of Holdings	103
Net Advisory Fee	$320,065
30-Day SEC Yield	0.92%
30-Day SEC Yield Unsubsidized	0.92%
Portfolio Turnover	86%
Visit https://www.cambriafunds.com/vamo for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
First American Treasury Obligations Fund	7.0%
S&P 500 Index	1.8%
Fox Corp.	1.6%
Argan, Inc.	1.0%
Stride, Inc.	1.0%
CoreCivic, Inc.	1.0%
Perimeter Solutions, Inc.	0.9%
Discover Financial Services	0.9%
NRG Energy, Inc.	0.9%
Rush Street Interactive, Inc.	0.9%
Sector Breakdown**

*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Changes to Fund’s Portfolio Manager or Portfolio Management Team: Effective September 1, 2024, Jonathan Keetz was added as an additional portfolio manager of the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cambriafunds.com/vamo.

Cambria Value and Momentum ETF	PAGE 2	TSR-AR-132061888

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Cambria Investment Management documents not be householded, please contact Cambria Investment Management at 1-855-383-4636, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cambria Investment Management or your financial intermediary.

Distributed by ALPS Distributor’s, Inc.

Cambria Value and Momentum ETF	PAGE 3	TSR-AR-132061888

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dennis Schmal is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Cambria Cannabis ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Emerging Shareholder Yield ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Fixed Income Trend ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$8,500	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Cambria Foreign Shareholder Yield ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Global Asset Allocation ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Global Momentum ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Global Real Estate ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Global Value ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria LargeCap Shareholder Yield ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$8,000	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	N/A
( d ) All Other Fees	N/A	N/A

Cambria Micro and SmallCap Shareholder Yield ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$11,250	$7,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Shareholder Yield ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Tactical Yield ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$10,875	$7,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Tail Risk ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Trinity ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Cambria Value and Momentum ETF

	FYE 4/30/2025	FYE 4/30/2024
( a ) Audit Fees	$16,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 4/30/2025	FYE 4/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2025	FYE 4/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dennis Schmal, Taz Turner, and Cullen Roche.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Cambria Cannabis ETF (TOKE)

Cambria Emerging Shareholder Yield ETF (EYLD)

 Cambria Fixed Income Trend ETF (CFIT)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Asset Allocation ETF (GAA)

Cambria Global Momentum ETF (GMOM)

Cambria Global Real Estate ETF (BLDG)

Cambria Global Value ETF (GVAL)

Cambria LargeCap Shareholder Yield ETF (LYLD)

Cambria Micro and SmallCap Shareholder Yield ETF (MYLD)

Cambria Shareholder Yield ETF (SYLD)

Cambria Tactical Yield ETF (TYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Trinity ETF (TRTY)

Cambria Value and Momentum ETF (VAMO)

All Funds above are traded on the Cboe BZX Exchange, Inc.

Financial Statements

April 30, 2025

Cambria Cannabis ETF

Schedule of Investments

April 30, 2025

COMMON STOCKS - 55.3%	Shares	Value
Consumer Staples - 37.0%(a)
Altria Group, Inc.	10,451	$618,177
Boston Beer Co., Inc. - Class A (b)	1,490	366,242
British American Tobacco PLC	14,435	624,832
Imperial Brands PLC	17,238	706,189
Philip Morris International, Inc.	4,634	794,082
Turning Point Brands, Inc.	9,607	589,678
Universal Corp.	5,606	326,661
Village Farms International, Inc. (b)	830,853	610,677
		4,636,538

Health Care - 15.0%
Cronos Group, Inc. (b)	299,896	563,804
High Tide, Inc. (b)	191,277	463,416
Jazz Pharmaceuticals PLC (b)	2,395	280,119
Rubicon Organics, Inc. (b)	249,690	87,843
SNDL, Inc. (b)	323,414	481,887
		1,877,069

Information Technology - 3.3%
WM Technology, Inc. (b)	316,682	408,520
TOTAL COMMON STOCKS (Cost $7,092,990)		6,922,127

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Financials - 1.0%
Advanced Flower Capital, Inc.	22,168	122,145
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $231,286)		122,145

SHORT-TERM INVESTMENTS - 10.6%
Money Market Funds - 10.6%
First American Treasury Obligations Fund - Class X, 4.25% (c)	1,329,155	1,329,155
TOTAL SHORT-TERM INVESTMENTS (Cost $1,329,155)		1,329,155

TOTAL INVESTMENTS - 66.9% (Cost $8,653,431)		8,373,427
Other Assets in Excess of Liabilities - 33.1%		4,144,908
TOTAL NET ASSETS - 100.0%		$12,518,335

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC – Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Cannabis ETF

Schedule of Total Return Swap Contracts

April 30, 2025

Reference Entity	Counterparty	Long/Short	Financing Rate(a)	Payment Frequency	Maturity Date	Notional Amount	Upfront Payments (Receipts)	Value/ Unrealized Appreciation (Depreciation)(b)
Cresco Labs, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.55%	Monthly	04/15/2026	$263,343	$—	$—
Glass House Brands, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.55%	Monthly	04/15/2026	1,239,785	—	—
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.55%	Monthly	04/15/2026	801,260	—	—
Grown Rogue International, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.55%	Monthly	04/15/2026	990,519	—	—
Jones Soda Co.	Nomura Securities International, Inc.	Long	OBFR + 1.50%	Monthly	04/15/2026	85,477	—	—
TerrAscend Corp.	Nomura Securities International, Inc.	Long	OBFR + 1.55%	Monthly	04/15/2026	197,921	—	—
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Long	OBFR + 1.55%	Monthly	04/15/2026	620,182	—	—
Vireo Growth, Inc.	Nomura Securities International, Inc.	Long	OBFR + 1.55%	Monthly	04/15/2026	478,279	—	—
							$—	$—

(a)	Floating rate based on the Overnight Bank Funding Rate (“OBFR”), which was 4.33% as of April 30, 2025.

(b)	As of April 30, 2025, the balance of unrealized appreciation (depreciation) of swap contracts was $0 due to the reset of swaps on April 30, 2025.

There are no upfront payments or receipts associated with total return swaps in the Fund as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Emerging Shareholder Yield ETF

Schedule of Investments

April 30, 2025

COMMON STOCKS - 98.4%	Shares	Value
Brazil - 4.5%
Cia de Saneamento de Minas Gerais Copasa MG	1,038,116	$3,916,383
Direcional Engenharia SA	911,677	5,810,482
Petroleo Brasileiro SA	639,380	3,611,979
TIM SA	1,383,012	4,603,420
Vibra Energia SA	1,208,060	3,987,025
		21,929,289
China - 20.6%
Anhui Conch Cement Co. Ltd. - Class H	1,364,631	3,853,399
Bank of Communications Co. Ltd. - Class H	7,572,723	6,639,656
CGN Power Co. Ltd. - Class H (a)	16,969,086	5,404,307
China Feihe Ltd. (a)	6,036,410	4,576,576
China Pacific Insurance Group Co. Ltd. - Class H	1,683,409	4,579,907
China Petroleum & Chemical Corp. - Class H	9,789,937	5,011,353
China Shenhua Energy Co. Ltd. - Class H	1,200,946	4,521,587
COSCO Shipping Holdings Co. Ltd. - Class H	2,836,421	4,278,989
Fufeng Group Ltd.	6,223,422	5,207,851
Huadian Power International Corp. Ltd. - Class H	13,515,512	7,563,222
JNBY Design Ltd.	2,850,326	5,373,119
Lonking Holdings Ltd.	17,590,356	4,422,765
People’s Insurance Co. Group of China Ltd. - Class H	14,388,180	8,515,362
PetroChina Co. Ltd. - Class H	7,991,026	6,120,312
PICC Property & Casualty Co. Ltd. - Class H	3,781,204	6,971,893
Shenzhen Expressway Corp. Ltd. - Class H	4,240,722	3,608,846
Sinopec Engineering Group Co. Ltd. - Class H	7,441,871	5,306,301
Zhuzhou CRRC Times Electric Co. Ltd. - Class H	1,181,673	4,746,134
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class H	6,371,766	4,592,575
		101,294,154
Czech Republic - 2.2%
CEZ AS	112,591	5,704,149
Komercni Banka AS	105,852	5,117,662
		10,821,811
Greece - 2.0%
Eurobank Ergasias Services and Holdings SA	1,780,065	5,003,049
National Bank of Greece SA	468,157	4,929,085
		9,932,134
Hong Kong - 0.6%
China Medical System Holdings Ltd.	3,029,082	3,241,707

India - 5.2%
Bank of Baroda	771,696	2,282,924
Coal India Ltd.	829,518	3,783,133
Indian Bank	833,031	5,578,930
Oil & Natural Gas Corp. Ltd.	1,216,332	3,519,403
Oil India Ltd.	1,235,169	6,005,246
Vedanta Ltd.	878,370	4,358,385
		25,528,021
Indonesia - 1.1%
Indo Tambangraya Megah Tbk PT	1,915,941	2,539,199
United Tractors Tbk PT	2,163,270	2,958,206
		5,497,405
Mexico - 3.4%
Arca Continental SAB de CV	617,853	6,506,982
Banco del Bajio SA (a)	1,791,717	4,299,646

The accompanying notes are an integral part of these financial statements.

Genomma Lab Internacional SAB de CV - Class B	4,927,425	5,758,985
		16,565,613

Poland - 5.9%
Alior Bank SA	215,722	5,835,569
Bank Polska Kasa Opieki SA	112,967	5,629,148
Powszechna Kasa Oszczednosci Bank Polski SA	245,162	4,694,584
Powszechny Zaklad Ubezpieczen SA	335,201	5,217,992
XTB SA (a)	349,249	7,576,602
		28,953,895

Russia - 0.0%(b)
Alrosa PJSC (c)(d)	538,800	0
Federal Grid Co. - Rosseti PJSC (c)(d)	333,725,250	4
Gazprom Neft PJSC (c)(d)	223,200	0
Gazprom PJSC (c)(d)	423,000	0
Inter RAO UES PJSC (c)(d)	11,040,000	0
LUKOIL PJSC (c)(d)	17,160	0
Magnitogorsk Iron & Steel Works PJSC (c)(d)	1,560,000	0
NovaBev Group PJSC (c)(d)	162,720	0
Novolipetsk Steel PJSC (c)(d)	458,400	0
OGK-2 PJSC (c)(d)	95,785,855	1
Sberbank of Russia PJSC (c)(d)	276,600	0
Severstal PAO (c)(d)	85,200	0
Unipro PJSC (c)(d)	21,240,000	0
		5

South Africa - 10.5%
Exxaro Resources Ltd.	374,492	3,060,562
FirstRand Ltd.	1,064,225	4,155,348
Investec Ltd.	775,001	4,819,266
Investec PLC	776,883	4,842,663
Kumba Iron Ore Ltd.	152,712	2,655,861
Motus Holdings Ltd.	980,410	4,584,426
Nedbank Group Ltd.	358,127	4,879,634
Reunert Ltd.	1,773,924	5,900,285
Sanlam Ltd.	1,142,724	5,191,058
Tiger Brands Ltd.	410,754	6,403,798
Truworths International Ltd.	1,246,310	4,978,206
		51,471,107

South Korea - 13.1%
DB Insurance Co. Ltd.	77,864	4,995,566
Doosan Bobcat, Inc.	100,269	3,456,336
GS Holdings Corp.	145,866	3,971,167
Hanmi Semiconductor Co. Ltd.	129,876	6,952,911
HD Hyundai Co. Ltd.	85,673	4,743,205
HD Hyundai Construction Equipment Co. Ltd.	103,917	4,949,125
KB Financial Group, Inc.	91,029	5,776,163
KEPCO Plant Service & Engineering Co. Ltd.	166,475	5,164,648
Kia Corp.	81,329	5,172,101
KT&G Corp.	70,773	5,710,632
Samsung C&T Corp.	42,797	3,685,088
Samsung Life Insurance Co. Ltd.	73,575	4,461,600
Woori Financial Group, Inc.	445,989	5,556,430
		64,594,972

Taiwan - 27.1%(e)
Advancetek Enterprise Co. Ltd.	2,579,875	5,807,804
Asustek Computer, Inc.	405,879	7,360,467
Catcher Technology Co. Ltd.	888,506	6,028,384
Chicony Electronics Co. Ltd.	1,668,119	8,032,090
China Motor Corp.	1,270,365	2,839,981
Dimerco Express Corp.	2,513,903	5,785,050
Evergreen Marine Corp. Taiwan Ltd.	1,028,864	6,642,917

The accompanying notes are an integral part of these financial statements.

Evergreen Steel Corp.	1,257,831	3,244,569
Fusheng Precision Co. Ltd.	5,182	57,761
Global Mixed Mode Technology, Inc.	415,173	2,868,813
Holy Stone Enterprise Co. Ltd.	1,507,777	3,936,447
Huaku Development Co. Ltd.	1,667,893	5,423,534
IEI Integration Corp.	2,418,809	6,314,935
ITE Technology, Inc.	1,806,450	7,314,363
L&K Engineering Co. Ltd.	826,163	6,096,191
Novatek Microelectronics Corp.	307,934	4,996,959
O-TA Precision Industry Co. Ltd.	1,473,454	3,045,221
Powertech Technology, Inc.	875,111	2,968,750
Radiant Opto-Electronics Corp.	1,194,271	5,526,439
Systex Corp.	1,500,296	5,629,101
TaiDoc Technology Corp.	888,500	3,722,571
Tong Yang Industry Co. Ltd.	1,312,307	5,395,628
Transcend Information, Inc.	1,500,184	4,690,567
Tripod Technology Corp.	1,194,374	6,852,629
Utechzone Co. Ltd.	1,620,603	4,727,582
Winstek Semiconductor Co. Ltd.	1,270,286	3,566,635
Wisdom Marine Lines Co. Ltd.	2,424,946	4,579,518
		133,454,906

Turkey - 2.2%
Dogus Otomotiv Servis ve Ticaret AS	630,272	3,200,908
Enerjisa Enerji AS (a)	3,244,815	4,564,434
Turkiye Petrol Rafinerileri AS	923,591	2,991,883
		10,757,225
TOTAL COMMON STOCKS (Cost $476,426,431)		484,042,244

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 4.25% (f)	3,239,216	3,239,216
TOTAL SHORT-TERM INVESTMENTS (Cost $3,239,216)		3,239,216

TOTAL INVESTMENTS - 99.1% (Cost $479,665,647)		487,281,460
Other Assets in Excess of Liabilities - 0.9%		4,429,120
TOTAL NET ASSETS - 100.0%		$491,710,580

Percentages are stated as a percent of net assets.

AS – Aksjeselskap

PAO – Publichnoye Aktsionernoye Obshchestvo

PJSC – Public Joint Stock Company

PLC – Public Limited Company

PT – Perseroan Terbatas

SA – Sociedad Anónima

SAB de CV – Sociedad Anónima Bursátil de Capital Variable

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $26,421,565 or 5.4% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.

(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5 or 0.0% of net assets as of April 30, 2025.

(d)	Non-income producing security.

(e)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Fixed Income Trend ETF

Schedule of Investments

April 30, 2025

EXCHANGE TRADED FUNDS - 99.4%	Shares	Value
Vanguard 0-3 Month Treasury Bill ETF (a)	136,047	$10,266,107
Vanguard Long-Term Treasury ETF	44,012	2,501,642
TOTAL EXCHANGE TRADED FUNDS (Cost $12,824,506)		12,767,749

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 4.25% (b)	74,623	74,623
TOTAL SHORT-TERM INVESTMENTS (Cost $74,623)		74,623

TOTAL INVESTMENTS - 100.0% (Cost $12,899,129)		12,842,372
Other Assets in Excess of Liabilities - 0.0% (c)		210
TOTAL NET ASSETS - 100.0%		$12,842,582

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Cambria Foreign Shareholder Yield ETF

Schedule of Investments

April 30, 2025

COMMON STOCKS - 97.5%	Shares	Value
Australia - 4.9%
AGL Energy Ltd.	418,068	$2,846,642
Fortescue Ltd.	262,478	2,722,026
New Hope Corp. Ltd.	1,000,037	2,350,903
Santos Ltd.	695,437	2,677,225
Woodside Energy Group Ltd.	193,957	2,576,717
Yancoal Australia Ltd.	1,066,250	3,401,269
		16,574,782

Canada - 15.7%
Athabasca Oil Corp. (a)	922,413	3,037,687
Canadian Natural Resources Ltd.	99,942	2,867,913
Cenovus Energy, Inc.	199,938	2,353,833
Centerra Gold, Inc.	453,621	3,037,082
Finning International, Inc.	118,837	3,354,089
iA Financial Corp., Inc.	41,172	3,999,532
Imperial Oil Ltd.	48,135	3,246,825
Labrador Iron Ore Royalty Corp.	138,120	2,991,632
Mullen Group Ltd.	316,659	3,011,315
Parex Resources, Inc.	382,057	3,076,188
Power Corp. of Canada	105,898	4,008,239
Russel Metals, Inc.	102,491	2,973,770
Secure Waste Infrastructure Corp.	360,135	3,429,982
Suncor Energy, Inc.	90,585	3,199,321
Tamarack Valley Energy Ltd.	1,050,798	2,721,129
Trican Well Service Ltd.	955,812	2,807,949
Whitecap Resources, Inc. (b)	442,866	2,512,123
		52,628,609

Denmark - 1.6%
D/S Norden AS	80,889	2,195,015
Scandinavian Tobacco Group AS (c)	219,508	3,191,511
		5,386,526

France - 11.4%
Amundi SA (c)	44,345	3,483,880
AXA SA	84,983	4,002,066
Bouygues SA	87,054	3,816,558
Coface SA	203,950	4,161,113
Metropole Television SA	244,360	3,820,158
Orange SA	284,701	4,123,460
Rubis SCA	124,524	4,028,871
SCOR SE	150,516	4,702,719
TotalEnergies SE	49,622	2,875,921
Vallourec SACA (a)	173,204	3,199,270
		38,214,016

Germany - 4.5%
Bayerische Motoren Werke AG	39,804	3,350,330
Deutsche Bank AG	137,261	3,573,299
Freenet AG	112,101	4,653,043
Heidelberg Materials AG	17,932	3,539,759
		15,116,431

Hong Kong - 7.8%
China Overseas Land & Investment Ltd.	1,897,830	3,381,816
CK Hutchison Holdings Ltd.	577,460	3,261,224
Hang Seng Bank Ltd.	251,967	3,518,493
Shougang Fushan Resources Group Ltd.	9,812,547	3,112,443
Skyworth Group Ltd.	8,582,386	3,297,683

The accompanying notes are an integral part of these financial statements.

VTech Holdings Ltd.	492,266	3,313,256
WH Group Ltd. (c)	4,264,821	3,816,321
Yue Yuen Industrial Holdings Ltd.	1,795,349	2,578,806
		26,280,042

Ireland - 1.0%
Bank of Ireland Group PLC	280,034	3,275,465

Italy - 4.3%
Anima Holding SpA (c)	566,459	3,837,442
BPER Banca SPA	409,635	3,312,422
Eni SpA	215,457	3,099,820
Intesa Sanpaolo SpA	799,235	4,239,142
		14,488,826

Japan - 17.9%
Amada Co. Ltd.	330,890	3,300,106
Aoyama Trading Co. Ltd.	216,679	3,109,703
Artience Co. Ltd.	125,852	2,581,647
Daicel Corp.	363,322	3,083,587
Dai-ichi Life Holdings, Inc.	536,496	3,844,175
Idemitsu Kosan Co. Ltd.	477,868	2,956,177
Isetan Mitsukoshi Holdings Ltd.	224,978	2,892,080
Japan Post Holdings Co. Ltd.	345,594	3,347,655
Kansai Paint Co. Ltd.	189,330	2,846,968
Kawasaki Kisen Kaisha Ltd.	223,682	3,050,636
Kuraray Co. Ltd.	216,787	2,522,207
Nagase & Co. Ltd.	151,203	2,655,411
Nippon Shokubai Co. Ltd.	266,615	3,123,375
Nippon Yusen KK	92,933	3,022,370
Niterra Co. Ltd.	104,876	3,258,212
Osaka Gas Co. Ltd.	148,315	3,751,961
Press Kogyo Co. Ltd.	823,863	3,140,336
Sankyo Co. Ltd.	233,278	3,551,869
Suruga Bank Ltd.	444,013	3,906,619
		59,945,094

Luxembourg - 3.1%
APERAM SA	116,316	3,365,367
RTL Group SA	101,321	4,132,131
Tenaris SA	166,151	2,764,070
		10,261,568

Netherlands - 1.8%
NN Group NV	67,735	4,135,938
Stellantis NV (b)	218,883	2,018,406
		6,154,344

Norway - 4.6%
Aker Solutions ASA	1,173,329	3,164,697
Equinor ASA	135,265	3,093,176
Golden Ocean Group Ltd.	260,420	1,995,066
Hoegh Autoliners ASA	247,774	1,976,781
Telenor ASA	260,673	3,913,828
Wallenius Wilhelmsen ASA	184,004	1,322,097
		15,465,645

Singapore - 0.8%
Venture Corp. Ltd.	315,012	2,797,748

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	72,934	4,552,540
Repsol SA	252,166	3,088,050
		7,640,590

The accompanying notes are an integral part of these financial statements.

Sweden - 1.3%
SSAB AB - Class B (b)	691,348	4,295,935

United Kingdom - 14.5%
Aberdeen Group PLC	1,586,390	3,120,518
Aviva PLC - Class B	519,004	3,873,371
Balfour Beatty PLC	589,330	3,593,974
Beazley PLC	300,509	3,542,302
BP PLC	631,981	2,950,356
British American Tobacco PLC	89,054	3,854,782
Drax Group PLC	401,858	3,304,366
Future PLC	247,341	2,320,594
Kingfisher PLC	789,408	3,021,456
Legal & General Group PLC	1,117,205	3,491,452
Rio Tinto PLC	49,914	2,958,147
Shell PLC	100,050	3,254,065
Subsea 7 SA	208,873	3,142,110
Tesco PLC	687,023	3,394,096
TORM PLC - Class A	171,060	2,844,077
		48,665,666
TOTAL COMMON STOCKS (Cost $323,358,788)		327,191,287

SHORT-TERM INVESTMENTS - 2.9%
Investments Purchased with Proceeds from Securities Lending - 2.3%
First American Government Obligations Fund - Class X, 4.25% (d)	7,756,475	7,756,475

Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 4.25% (d)	1,924,259	1,924,259
TOTAL SHORT-TERM INVESTMENTS (Cost $9,680,734)		9,680,734

TOTAL INVESTMENTS - 100.4% (Cost $333,039,522)		336,872,021
Liabilities in Excess of Other Assets - (0.4%)		(1,264,552)
TOTAL NET ASSETS - 100.0%		$335,607,469

Percentages are stated as a percent of net assets.

AB – Aktiebolag

AG – Aktiengesellschaft

AS – Aksjeselskap

ASA – Advanced Subscription Agreement

NV – Naamloze Vennootschap

PLC – Public Limited Company

SA – Sociedad Anónima

SE – Societas Europeae

SpA – Societa per Azioni

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $7,073,165 which represented 2.1% of net assets.

(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $14,329,154 or 4.3% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Global Asset Allocation ETF

Schedule of Investments

April 30, 2025

EXCHANGE TRADED FUNDS - 99.6%	Shares	Value
Alpha Architect 1-3 Month Box ETF	4,790	$536,049
Alpha Architect International Quantitative Momentum ETF	38,548	1,162,222
Alpha Architect US Quantitative Momentum ETF (a)	43,815	2,578,075
Cambria Emerging Shareholder Yield ETF (b)	155,448	4,924,593
Cambria Foreign Shareholder Yield ETF (b)	94,445	2,549,071
Cambria Global Real Estate ETF (b)	148,256	3,495,521
Cambria Global Value ETF (a)(b)	144,421	3,696,455
Cambria LargeCap Shareholder Yield ETF (b)	42,486	1,043,456
Cambria Micro and SmallCap Shareholder Yield ETF (b)	43,817	927,207
Cambria Shareholder Yield ETF (b)	30,986	1,870,315
Cambria Tactical Yield ETF (b)	122,754	3,118,565
Cambria Value and Momentum ETF (b)	80,079	2,314,147
Graniteshares Gold Trust (c)	86,983	2,826,947
J.P. Morgan USD Emerging Markets Sovereign Bond ETF	40,399	1,535,566
Schwab US TIPS ETF	53,926	1,446,835
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	120,903	3,168,868
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	32,413	1,254,707
VanEck Bitcoin ETF (c)	8,288	220,709
VanEck Emerging Markets High Yield Bond ETF (a)	109,194	2,113,996
VanEck Gold Miners ETF	16,165	792,247
VanEck International High Yield Bond ETF (a)	50,573	1,078,727
VanEck J.P. Morgan EM Local Currency Bond ETF	63,028	1,542,295
Vanguard Intermediate-Term Corporate Bond ETF (a)	19,435	1,589,394
Vanguard Intermediate-Term Treasury ETF	17,441	1,045,937
Vanguard Long-Term Treasury ETF	17,110	972,532
Vanguard Short-Term Corporate Bond ETF	13,710	1,085,558
Vanguard Total Bond Market ETF	28,177	2,071,010
Vanguard Total International Bond ETF	51,706	2,562,032
TOTAL EXCHANGE TRADED FUNDS (Cost $51,821,715)		53,523,036

SHORT-TERM INVESTMENTS - 18.1%
Investments Purchased with Proceeds from Securities Lending - 17.7%
First American Government Obligations Fund - Class X, 4.25% (d)	9,505,960	9,505,960

Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.25% (d)	193,625	193,625
TOTAL SHORT-TERM INVESTMENTS (Cost $9,699,585)		9,699,585

TOTAL INVESTMENTS - 117.7% (Cost $61,521,300)		63,222,621
Liabilities in Excess of Other Assets - (17.7%)		(9,492,382)
TOTAL NET ASSETS - 100.0%		$53,730,239

Percentages are stated as a percent of net assets.

EM – Emerging Markets

FTSE – Financial Times Stock Exchange

SPDR – Standard & Poor’s Depositary Receipt

TIPS – Treasury Inflation-Protected Security

(a)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $9,268,376 which represented 17.2% of net assets.

(b)	Affiliated security as defined by the Investment Company Act of 1940.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Transactions with affiliated companies during the year ended April 30, 2025, were as follows:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Emerging Shareholder Yield ETF	$5,466,382	$—	$411,488	$—	$(556,758)	$4,924,593	155,448	$224,626	$(462,044)	$65,525
Cambria Foreign Shareholder Yield ETF	2,599,520	—	203,649	—	(274,826)	2,549,071	94,445	111,872	4,610	16,118
Cambria Global Real Estate ETF	3,609,995	—	292,668	—	(412,509)	3,495,521	148,256	313,195	(23,624)	28,991
Cambria Global Value ETF	3,201,069	—	263,487	—	(349,400)	3,696,455	144,421	143,877	551,596	29,703
Cambria LargeCap Shareholder Yield ETF	—	1,102,631	86,935	—	(123,048)	1,043,456	42,486	15,191	(30,070)	7,008
Cambria Micro and SmallCap Shareholder Yield ETF	1,146,274	—	85,332	—	(122,190)	927,207	43,817	83,349	(185,099)	2,890
Cambria Shareholder Yield ETF	3,522,059	—	165,166	(1,343,950)	(235,791)	1,870,315	30,986	52,642	(786,119)	548,950
Cambria Tactical Yield ETF	3,187,075	—	252,759	—	(334,933)	3,118,565	122,754	134,684	11,360	2,304
Cambria Value and Momentum ETF	2,360,728	—	187,465	—	(259,459)	2,314,147	80,079	41,626	(98,272)	123,685
	$25,093,102	$1,102,631	$1,948,949	$(1,343,950)	$(2,668,914)	$23,939,330	862,692	$1,121,062	$(1,017,662)	$825,174

The accompanying notes are an integral part of these financial statements.

Cambria Global Momentum ETF

Schedule of Investments

April 30, 2025

EXCHANGE TRADED FUNDS - 99.6%	Shares	Value
Cambria Foreign Shareholder Yield ETF (a)(b)	232,790	$6,283,002
Cambria Global Value ETF (b)	245,543	6,284,673
Cambria Tactical Yield ETF (b)	488,178	12,402,162
Cambria Tail Risk ETF (b)	481,715	6,146,684
Graniteshares Gold Trust (c)	191,198	6,213,935
Invesco DB Agriculture Fund	228,998	6,139,437
Invesco DB Precious Metals Fund	83,902	6,171,831
iShares Global Consumer Staples ETF (a)	94,101	6,221,017
iShares Global Financials ETF	60,783	6,264,904
iShares Global Infrastructure ETF	111,126	6,266,395
iShares Global Utilities ETF (a)	88,323	6,302,729
iShares Residential and Multisector Real Estate ETF	74,764	6,246,532
SPDR Bloomberg International Corporate Bond ETF	198,563	6,193,180
United States Commodity Index Fund (c)	88,677	6,068,167
VanEck Bitcoin ETF (c)	233,141	6,208,545
VanEck Gold Miners ETF	126,877	6,218,242
TOTAL EXCHANGE TRADED FUNDS (Cost $98,272,871)		105,631,435

SHORT-TERM INVESTMENTS - 4.4%
Investments Purchased with Proceeds from Securities Lending - 4.0%
First American Government Obligations Fund - Class X, 4.25% (d)	4,212,450	4,212,450

Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.25% (d)	495,769	495,769
TOTAL SHORT-TERM INVESTMENTS (Cost $4,708,219)		4,708,219

TOTAL INVESTMENTS - 104.0% (Cost $102,981,090)		110,339,654
Liabilities in Excess of Other Assets - (4.0%)		(4,254,718)
TOTAL NET ASSETS - 100.0%		$106,084,936

Percentages are stated as a percent of net assets.

SPDR – Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $4,127,544 which represented 3.9% of net assets.

(b)	Affiliated security as defined by the Investment Company Act of 1940.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Transactions with affiliated companies during the year ended April 30, 2025, were as follows:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Foreign Shareholder Yield ETF	$16,499,017	$6,616,580	$85,685	$(12,683,378)	$(4,013,410)	$6,283,002	232,790	$452,384	$(1,082,801)	$861,309
Cambria Global Value ETF	—	6,620,549	1,190,235	(1,761,666)	(85,107)	6,284,673	245,543	—	307,984	12,678
Cambria Tactical Yield ETF	—	12,596,972	—	—	$(167,498)	12,402,162	488,178	—	(26,850)	(462)
Cambria Tail Risk ETF	—	6,298,090	—	—	(82,729)	6,146,684	481,715	—	(67,439)	(1,238)
	$16,499,017	$32,132,191	$1,275,920	$(14,445,044)	$(4,348,744)	$31,116,521	1,448,226	$452,384	$(869,106)	$872,287

Investments no longer affiliated as of April 30, 2025:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Chesapeake Pure Trend ETF	$—	$8,301,844	$—	$(6,186,586)	$(1,457,814)	$—	—	$—	$—	$(657,477)
Cambria Emerging Shareholder Yield ETF	16,820,228	6,288,906	163,567	(17,562,434)	(4,307,844)	—	—	550,219	(2,798,864)	1,396,441
Cambria Global Real Estate ETF	—	6,741,280	1,287,723	(7,359,807)	(83,947)	—	—	86,794	—	(585,249)
Cambria LargeCap Shareholder Yield ETF	—	6,706,548	1,295,437	(7,176,953)	—	—	—	57,273	—	(825,032)
Cambria Micro and SmallCap Shareholder Yield ETF	16,202,026	50,584	525,479	(11,885,739)	(4,416,964)	—	—	362,766	(355,794)	(119,592)
Cambria Shareholder Yield ETF	16,435,311	—	262,107	(12,649,584)	(3,822,095)	—	—	142,391	(1,563,547)	1,337,808
Cambria Value and Momentum ETF	8,331,882	—	—	(7,914,191)	(174,891)	—	—	—	(738,523)	495,723
Grizzle Growth ETF	8,237,900	—	1,274,623	(2,142,291)	(8,123,963)	—	—	121,543	(1,180,165)	1,933,896
	$66,027,347	$19,787,318	$4,808,936	$(66,690,999)	$(20,929,704)	$—	—	$1,320,986	$(6,636,893)	$3,633,995
Grand Total	$82,526,364	$51,919,509	$6,084,856	$(81,136,043)	$(25,278,448)	$31,116,521	1,448,226	$1,773,370	$(7,505,999)	$4,506,282

The accompanying notes are an integral part of these financial statements.

Cambria Global Real Estate ETF

Schedule of Investments

April 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 92.7%	Shares	Value
Australia - 1.3%
Arena REIT	195,750	$466,441

British Virgin Islands - 1.0%
SF REIT	1,066,962	368,696

Canada - 5.0%
Artis REIT	83,483	437,823
City Office REIT, Inc.	92,673	470,779
CT REIT	45,038	485,140
Granite REIT	9,514	436,432
		1,830,174

France - 1.4%
Klepierre SA	13,820	504,749

Hong Kong - 1.3%
Sunlight REIT	1,837,486	457,263

Italy - 1.4%
Immobiliare Grande Distribuzione SIIQ SpA (a)	148,617	527,811

Japan - 1.3%
AEON REIT Investment Corp.	544	475,591

Malaysia - 1.3%
YTL Hospitality REIT	1,966,287	473,914

Mexico - 1.3%
FIBRA Macquarie Mexico (b)	291,836	459,544

Netherlands - 2.7%
NSI NV	19,294	472,115
Wereldhave NV	26,949	507,395
		979,510

Philippines - 1.3%
AREIT, Inc.	661,620	467,298

Singapore - 5.0%
AIMS APAC REIT	476,366	448,610
Manulife US REIT (a)	6,634,447	417,970
Sasseur REIT	863,229	419,685
Stoneweg European REIT	303,346	515,468
		1,801,733

South Africa - 6.5%
Attacq Ltd.	648,797	496,680
Fairvest Ltd.	1,847,600	481,734
Hyprop Investments Ltd.	197,394	451,853
Stor-Age Property REIT Ltd.	563,948	455,373
Vukile Property Fund Ltd.	478,606	486,293
		2,371,933

Turkey - 4.1%
AKIS Gayrimenkul Yatirimi AS	2,226,983	351,738
Ozak Gayrimenkul Yatirim Ortakligi (a)	1,256,477	332,277
Reysas Gayrimenkul Yatirim Ortakligi AS (a)	986,329	357,689
Torunlar Gayrimenkul Yatirim Ortakligi AS	270,818	431,609
		1,473,313

The accompanying notes are an integral part of these financial statements.

United Kingdom - 4.2%
Care REIT PLC	319,906	458,738
Social Housing REIT PLC (b)	608,236	578,763
Target Healthcare REIT PLC	380,730	498,771
		1,536,272

United States - 53.6%(c)
Acadia Realty Trust	20,675	394,892
Agree Realty Corp.	6,021	467,290
Alexandria Real Estate Equities, Inc.	4,592	333,655
Alpine Income Property Trust, Inc.	27,843	430,174
American Assets Trust, Inc.	22,251	416,761
AvalonBay Communities, Inc.	2,116	444,318
Brandywine Realty Trust	98,688	390,804
Broadstone Net Lease, Inc.	27,137	439,077
BXP, Inc.	6,807	433,810
Camden Property Trust	3,745	426,181
CareTrust REIT, Inc.	16,589	485,560
CBL & Associates Properties, Inc.	15,510	364,020
Centerspace	7,097	428,375
COPT Defense Properties	16,557	432,303
Cousins Properties, Inc.	15,372	423,345
CTO Realty Growth, Inc.	23,503	429,400
Douglas Emmett, Inc.	26,954	372,774
Empire State Realty Trust, Inc. - Class A	54,742	389,763
Equity Commonwealth (d)	283,675	0
Essential Properties Realty Trust, Inc.	14,336	461,189
Four Corners Property Trust, Inc.	16,157	451,588
Franklin Street Properties Corp.	260,287	411,253
Gladstone Commercial Corp.	30,209	426,853
Healthpeak Properties, Inc.	22,184	395,763
Highwoods Properties, Inc.	15,577	443,010
Innovative Industrial Properties, Inc.	6,264	340,198
JBG SMITH Properties	30,366	424,517
Kilroy Realty Corp.	13,424	422,990
LTC Properties, Inc.	12,711	455,944
LXP Industrial Trust	49,286	388,867
Mid-America Apartment Communities, Inc.	2,757	440,155
National Health Investors, Inc.	6,150	465,370
NexPoint Residential Trust, Inc.	11,206	417,760
NNN REIT, Inc.	10,734	441,275
Omega Healthcare Investors, Inc.	12,287	479,807
One Liberty Properties, Inc.	17,144	418,314
Orion Properties, Inc.	208,959	382,395
Paramount Group, Inc.	110,843	475,516
Piedmont Office Realty Trust, Inc. - Class A	61,289	362,218
Sabra Health Care REIT, Inc.	27,361	488,394
Sila Realty Trust, Inc.	17,791	458,296
SITE Centers Corp.	34,804	412,079
SL Green Realty Corp.	7,601	399,889
Tanger, Inc.	13,381	421,635
Terreno Realty Corp.	6,711	378,031
VICI Properties, Inc.	14,006	448,472
Welltower, Inc.	3,026	461,737
		19,476,017
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $35,302,677)		33,670,259

COMMON STOCKS - 2.4%
Turkey - 2.4%
Ronesans Gayrimenkul Yatirim AS (a)	138,967	395,298
Yeni Gimat Gayrimenkul Ortakligi AS	240,893	469,336
TOTAL COMMON STOCKS (Cost $746,613)		864,634

The accompanying notes are an integral part of these financial statements.

SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
First American Treasury Obligations Fund - Class X, 4.25% (e)	1,141,315	1,141,315
TOTAL SHORT-TERM INVESTMENTS (Cost $1,141,315)		1,141,315

TOTAL INVESTMENTS - 98.2% (Cost $37,190,605)		35,676,208
Other Assets in Excess of Liabilities - 1.8%		672,400
TOTAL NET ASSETS - 100.0%		$36,348,608

Percentages are stated as a percent of net assets.

AS – Aksjeselskap

NV – Naamloze Vennootschap

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Sociedad Anónima

SpA – Societa per Azioni

(a)	Non-income producing security.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $1,038,307 or 2.9% of the Fund’s net assets.

(c)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Global Value ETF

Schedule of Investments

April 30, 2025

COMMON STOCKS - 91.9%	Shares	Value
Austria - 8.7%
Andritz AG	23,855	$1,703,871
AT&S Austria Technologie & Systemtechnik AG (a)	60,171	970,665
BAWAG Group AG (b)	23,401	2,564,824
Erste Group Bank AG	30,067	2,024,949
EVN AG	48,100	1,258,720
OMV AG	30,640	1,581,410
Raiffeisen Bank International AG	73,569	1,956,884
Verbund AG - Class A	18,977	1,455,420
voestalpine AG	54,198	1,421,981
Wienerberger AG	41,519	1,452,434
		16,391,158

Brazil - 5.1%
Atacadao SA	630,966	949,481
Banco Santander Brasil SA	257,064	1,339,868
Centrais Eletricas Brasileiras SA	199,244	1,541,599
JBS SA	237,097	1,831,970
Telefonica Brasil SA	298,821	1,456,418
TIM SA	424,030	1,411,403
Vale SA	115,918	1,080,307
		9,611,046

Chile - 8.3%
Banco Itau Chile SA	124,023	1,807,384
Banco Santander Chile	29,117,552	1,760,479
CAP SA (a)	196,274	1,009,467
Cencosud SA	828,504	2,834,915
Cia Sud Americana de Vapores SA	18,652,591	1,030,247
Colbun SA	11,060,191	1,728,604
Empresas CMPC SA	691,947	1,085,175
Empresas Copec SA	190,980	1,310,997
Enel Americas SA	14,214,512	1,395,796
Quinenco SA	410,754	1,726,061
		15,689,125

China - 8.7%
Bank of China Ltd. - Class H	2,706,535	1,514,565
China Construction Bank Corp. - Class H	1,782,810	1,466,596
China Life Insurance Co. Ltd. - Class H	970,459	1,776,848
China Railway Group Ltd. - Class H	2,799,767	1,205,738
CITIC Ltd.	1,570,008	1,917,063
COSCO Shipping Holdings Co. Ltd. - Class H	762,507	1,150,308
People’s Insurance Co. Group of China Ltd. - Class H	4,401,842	2,605,144
PetroChina Co. Ltd. - Class H	1,550,174	1,187,276
PICC Property & Casualty Co. Ltd. - Class H	1,142,771	2,107,074
Postal Savings Bank of China Co. Ltd. - Class H (b)	2,291,053	1,412,042
		16,342,654

Colombia - 7.3%
Bancolombia SA	160,620	1,904,373
Celsia SA ESP	1,336,294	1,271,285
Cementos Argos SA	660,152	1,674,763
Ecopetrol SA	2,428,238	991,277
Grupo Argos SA	349,034	1,815,558
Grupo Bolivar SA	82,083	1,379,197
Grupo de Inversiones Suramericana SA	139,456	1,419,124
Grupo Energia Bogota SA ESP	2,396,930	1,662,025
Interconexion Electrica SA ESP	307,165	1,584,685
		13,702,287

The accompanying notes are an integral part of these financial statements.

Czech Republic - 9.9%
CEZ AS	101,874	5,161,198
Komercni Banka AS	107,632	5,203,721
Moneta Money Bank AS (b)	889,648	5,468,394
Philip Morris CR AS	3,426	2,771,520
		18,604,833

Greece - 0.0%(c)
FF Group (a)(d)	25,214	0

Hong Kong - 8.5%
BOC Hong Kong Holdings Ltd.	462,565	1,920,495
China Overseas Land & Investment Ltd.	786,374	1,401,270
China Resources Land Ltd.	399,217	1,351,210
CK Asset Holdings Ltd.	353,941	1,448,969
CK Hutchison Holdings Ltd.	303,601	1,714,597
Geely Automobile Holdings Ltd.	1,260,265	2,658,458
Sino Land Co. Ltd.	1,394,522	1,434,871
Swire Pacific Ltd. - Class A	156,964	1,358,023
Swire Properties Ltd.	731,895	1,617,500
Wharf Real Estate Investment Co. Ltd.	480,597	1,152,600
		16,057,993

Netherlands - 0.0%(c)
Ferrovial SE	891	43,282

Poland - 9.4%
Alior Bank SA	56,099	1,517,553
Asseco Poland SA	73,758	3,036,296
Jastrzebska Spolka Weglowa SA (a)	174,211	1,110,754
KGHM Polska Miedz SA	38,120	1,205,669
Orange Polska SA	725,970	1,862,629
ORLEN SA	85,429	1,542,077
PGE Polska Grupa Energetyczna SA (a)	779,813	1,698,327
Powszechny Zaklad Ubezpieczen SA	111,303	1,732,627
Tauron Polska Energia SA (a)	1,421,745	2,222,975
XTB SA (b)	78,815	1,709,811
		17,638,718

Russia - 0.0%(c)
Alrosa PJSC (a)(d)	1,262,976	0
Gazprom Neft PJSC (a)(d)	334,880	0
Gazprom PJSC (a)(d)	373,048	0
Rosneft Oil Co. PJSC (a)(d)	198,016	0
Sberbank of Russia PJSC (a)(d)	287,609	0
Severstal PAO (a)(d)	82,992	0
Unipro PJSC (a)(d)	25,224,732	0
		0

Singapore - 8.3%
CapitaLand Investment Ltd.	744,200	1,566,917
Genting Singapore Ltd.	2,074,200	1,175,184
Jardine Cycle & Carriage Ltd.	73,500	1,459,195
Oversea-Chinese Banking Corp. Ltd.	137,100	1,695,249
Sembcorp Industries Ltd.	359,400	1,816,124
Singapore Airlines Ltd.	299,000	1,536,092
Singapore Telecommunications Ltd.	680,485	1,969,400
United Overseas Bank Ltd.	61,500	1,631,085
UOL Group Ltd.	338,900	1,497,170
Venture Corp. Ltd.	135,200	1,200,766
		15,547,182

Spain - 10.1%
Acciona SA	12,307	1,790,150

The accompanying notes are an integral part of these financial statements.

Acerinox SA	135,496	1,524,988
Banco Bilbao Vizcaya Argentaria SA	125,579	1,715,681
Banco Santander SA	282,020	1,975,063
CaixaBank SA	270,848	2,065,579
Endesa SA	77,700	2,332,593
Iberdrola SA	121,534	2,188,419
Mapfre SA	588,335	2,088,795
Repsol SA	88,986	1,089,731
Unicaja Banco SA (b)	1,160,366	2,203,135
		18,974,134

United Kingdom - 7.6%
Anglo American PLC	44,277	1,197,266
Aviva PLC - Class B (a)	244,567	1,825,224
Barclays PLC	598,877	2,368,819
BP PLC	220,093	1,027,488
Legal & General Group PLC	454,867	1,421,535
Lloyds Banking Group PLC	2,242,564	2,190,083
Rio Tinto PLC	21,968	1,301,931
Shell PLC	39,734	1,292,324
Vodafone Group PLC	1,653,760	1,614,618
		14,239,288
TOTAL COMMON STOCKS (Cost $166,100,772)		172,841,700

PREFERRED STOCKS - 2.5%
Brazil - 1.8%
Gerdau SA	386,758	1,021,559
Itau Unibanco Holding SA	240,061	1,505,048
Petroleo Brasileiro SA	175,848	930,808
		3,457,415

Colombia - 0.7%
Banco Davivienda SA, 0.00% (a)	253,358	1,313,087
TOTAL PREFERRED STOCKS (Cost $4,882,121)		4,770,502

REAL ESTATE INVESTMENT TRUSTS - 0.6%
United Kingdom - 0.6%
Segro PLC	132,481	1,201,644
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,483,827)		1,201,644

SHORT-TERM INVESTMENTS - 3.4%
Money Market Funds - 3.4%
First American Treasury Obligations Fund - Class X, 4.25% (e)	6,405,421	6,405,421
TOTAL SHORT-TERM INVESTMENTS (Cost $6,405,421)		6,405,421

TOTAL INVESTMENTS - 98.4% (Cost $178,872,141)		185,219,267
Other Assets in Excess of Liabilities - 1.6%		2,956,579
TOTAL NET ASSETS - 100.0%		$188,175,846

Percentages are stated as a percent of net assets.

AG – Aktiengesellschaft

AS – Aksjeselskap

PAO – Publichnoye Aktsionernoye Obshchestvo

PJSC - Public Joint Stock Company

PLC - Public Limited Company

SA – Sociedad Anónima

SE – Societas Europeae

(a)	Non-income producing security.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $13,358,206 or 7.1% of the Fund’s net assets.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria LargeCap Shareholder Yield ETF

Schedule of Investments

April 30, 2025

COMMON STOCKS - 99.4%	Shares	Value
Communication Services - 11.8%
AT&T, Inc.	4,627	$128,168
Comcast Corp. - Class A	2,282	78,044
Fox Corp. - Class A	2,541	126,516
Interpublic Group of Cos., Inc.	3,108	78,073
Verizon Communications, Inc.	2,228	98,166
		508,967

Consumer Discretionary - 11.3%
eBay, Inc.	1,659	113,078
General Motors Co.	1,792	81,071
Lennar Corp. - Class A	553	60,061
PulteGroup, Inc.	756	77,550
Toll Brothers, Inc.	707	71,315
Yum China Holdings, Inc.	1,846	79,950
		483,025

Consumer Staples - 11.3%
Archer-Daniels-Midland Co.	1,372	65,513
Conagra Brands, Inc.	3,080	76,107
General Mills, Inc.	1,379	78,244
Kraft Heinz Co.	2,737	79,647
Molson Coors Beverage Co. - Class B	1,729	99,470
US Foods Holding Corp. (a)	1,317	86,474
		485,455

Energy - 10.2%
Baker Hughes Co.	2,499	88,465
Chevron Corp.	553	75,241
EOG Resources, Inc.	686	75,686
Marathon Petroleum Corp.	497	68,293
Phillips 66	616	64,101
Valero Energy Corp.	553	64,198
		435,984

Financials - 27.0%(b)
Aflac, Inc.	980	106,506
American Financial Group, Inc.	707	89,549
American International Group, Inc.	1,176	95,868
Bank of New York Mellon Corp.	1,365	109,759
Citizens Financial Group, Inc.	2,310	85,216
Corebridge Financial, Inc.	2,996	88,771
Hartford Insurance Group, Inc.	875	107,336
MetLife, Inc.	1,197	90,218
PayPal Holdings, Inc. (a)	1,021	67,223
Principal Financial Group, Inc.	1,043	77,338
Prudential Financial, Inc.	714	73,335
Synchrony Financial	1,637	85,042
Truist Financial Corp.	2,226	85,345
		1,161,506

Health Care - 9.9%
Centene Corp. (a)	1,344	80,438
Cigna Group	266	90,451
Pfizer, Inc.	3,524	86,021
Tenet Healthcare Corp. (a)	558	79,766
Zimmer Biomet Holdings, Inc.	844	86,974
		423,650

The accompanying notes are an integral part of these financial statements.

Industrials - 1.9%
Textron, Inc.	1,166	82,051

Information Technology - 4.6%
Jabil, Inc.	763	111,826
TD SYNNEX Corp.	763	84,540
		196,366

Materials - 11.4%
Ball Corp.	1,606	83,416
CF Industries Holdings, Inc.	1,190	93,260
Eastman Chemical Co.	917	70,609
Nucor Corp.	560	66,847
Reliance, Inc.	294	84,740
Steel Dynamics, Inc.	679	88,073
		486,945
TOTAL COMMON STOCKS (Cost $4,803,863)		4,263,949

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.25% (c)	9,749	9,749
TOTAL SHORT-TERM INVESTMENTS (Cost $9,749)		9,749

TOTAL INVESTMENTS - 99.6% (Cost $4,813,612)		4,273,698
Other Assets in Excess of Liabilities - 0.4%		15,840
TOTAL NET ASSETS - 100.0%		$4,289,538

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Micro and SmallCap Shareholder Yield ETF

Schedule of Investments

April 30, 2025

COMMON STOCKS - 96.6%	Shares	Value
Communication Services - 5.4%
Nexstar Media Group, Inc.	602	$90,095
Scholastic Corp.	5,514	99,418
Spok Holdings, Inc.	6,806	97,598
TEGNA, Inc.	5,827	94,572
TrueCar, Inc. (a)	57,898	86,268
Ziff Davis, Inc. (a)	2,572	75,951
		543,902

Consumer Discretionary - 21.0%
Academy Sports & Outdoors, Inc.	2,184	82,293
Adtalem Global Education, Inc. (a)	1,074	114,059
American Eagle Outfitters, Inc.	8,609	90,653
Carter’s, Inc.	2,616	86,459
Columbia Sportswear Co.	1,418	88,157
Ethan Allen Interiors, Inc.	3,854	109,569
G-III Apparel Group Ltd. (a)	3,927	99,039
Golden Entertainment, Inc.	3,869	99,433
Helen of Troy Ltd. (a)	2,109	58,757
KB Home	1,842	99,523
Kohl’s Corp. (b)	11,643	78,008
Landsea Homes Corp. (a)	15,395	93,909
Laureate Education, Inc. (a)	5,413	108,639
Macy’s, Inc.	7,873	89,910
Monarch Casino & Resort, Inc.	1,327	103,758
ODP Corp. (a)	7,635	104,447
Patrick Industries, Inc.	1,241	95,532
Perdoceo Education Corp.	4,335	108,895
Standard Motor Products, Inc.	4,212	114,145
Steven Madden Ltd.	4,015	84,315
Travel + Leisure Co.	2,232	98,052
Tri Pointe Homes, Inc. (a)	3,328	102,336
		2,109,888

Consumer Staples - 4.2%
Cal-Maine Foods, Inc.	1,170	109,243
Edgewell Personal Care Co.	3,673	112,210
Nu Skin Enterprises, Inc. - Class A	15,417	97,590
Spectrum Brands Holdings, Inc.	1,551	97,868
		416,911

Energy - 13.0%
Berry Corp.	32,396	80,342
CNX Resources Corp. (a)	3,425	100,798
CVR Energy, Inc.	5,345	100,807
Dorian LPG Ltd.	4,634	99,260
FutureFuel Corp.	26,222	107,772
Helmerich & Payne, Inc.	4,228	79,867
International Seaways, Inc.	3,196	108,536
Liberty Energy, Inc.	6,969	80,144
Murphy Oil Corp.	3,924	80,560
Navigator Holdings Ltd.	7,828	99,337
Peabody Energy Corp.	7,366	90,896
Sitio Royalties Corp. - Class A	5,252	89,074
VAALCO Energy, Inc.	28,224	92,293
World Kinect Corp.	3,865	96,973
		1,306,659

Financials - 22.0%
Bancorp, Inc. (a)	1,907	92,127

The accompanying notes are an integral part of these financial statements.

Brighthouse Financial, Inc. (a)	1,821	106,019
CNO Financial Group, Inc.	2,555	96,937
Employers Holdings, Inc.	2,172	105,538
Enact Holdings, Inc.	3,146	112,595
Genworth Financial, Inc. - Class A (a)	15,106	103,627
Hanmi Financial Corp.	4,707	107,649
International Bancshares Corp.	1,653	100,899
Jackson Financial, Inc. - Class A	1,212	94,427
Lincoln National Corp.	2,870	91,467
MGIC Investment Corp.	4,463	111,173
Mr Cooper Group, Inc. (a)	1,007	119,843
Navient Corp.	8,160	101,021
Pathward Financial, Inc.	1,439	114,213
PROG Holdings, Inc.	3,945	103,990
Radian Group, Inc.	3,319	106,009
SLM Corp.	3,600	104,076
Universal Insurance Holdings, Inc.	4,977	120,642
Univest Financial Corp.	3,720	109,889
WesBanco, Inc.	3,366	100,240
Western Union Co.	10,376	102,826
		2,205,207

Health Care - 2.2%
Premier, Inc. - Class A	5,695	115,893
SIGA Technologies, Inc.	18,691	103,175
		219,068

Industrials - 19.7%
ACCO Brands Corp.	24,563	94,813
Atkore, Inc.	1,703	108,771
Boise Cascade Co.	1,061	98,970
Civeo Corp.	4,844	91,988
Concentrix Corp.	2,401	122,595
Conduent, Inc. (a)	36,781	77,608
Deluxe Corp.	6,802	99,309
Gates Industrial Corp. PLC (a)	5,342	101,071
Genco Shipping & Trading Ltd.	7,963	103,200
IBEX Holdings Ltd. (a)	4,281	107,196
Insteel Industries, Inc.	3,834	130,011
Janus International Group, Inc. (a)	13,749	94,593
Kennametal, Inc.	4,854	94,556
ManpowerGroup, Inc.	1,873	80,670
Matson, Inc.	830	90,545
MillerKnoll, Inc.	5,736	94,070
REV Group, Inc.	3,261	106,635
SkyWest, Inc. (a)	1,149	102,456
TaskUS, Inc. - Class A (a)	7,986	111,485
Wabash National Corp.	9,833	67,946
		1,978,488

Information Technology - 3.7%
ASGN, Inc. (a)	1,682	84,739
Avnet, Inc.	2,217	104,177
ScanSource, Inc. (a)	2,978	98,244
Xerox Holdings Corp.	19,863	87,596
		374,756

Materials - 5.4%
Kronos Worldwide, Inc.	14,061	108,410
Ramaco Resources, Inc.	12,288	123,863
Ryerson Holding Corp.	4,643	108,554
SunCoke Energy, Inc.	11,538	104,534
Sylvamo Corp.	1,623	96,763
		542,124
TOTAL COMMON STOCKS (Cost $11,949,232)		9,697,003

The accompanying notes are an integral part of these financial statements.

CLOSED-END FUNDS - 1.0%
Barings BDC, Inc.	11,269	98,153
TOTAL CLOSED-END FUNDS (Cost $109,525)		98,153

SHORT-TERM INVESTMENTS - 3.0%
Investments Purchased with Proceeds from Securities Lending - 0.8%
First American Government Obligations Fund - Class X, 4.25% (c)	77,420	77,420

Money Market Funds - 2.2%
First American Treasury Obligations Fund - Class X, 4.25% (c)	225,701	225,701
TOTAL SHORT-TERM INVESTMENTS (Cost $303,121)		303,121

TOTAL INVESTMENTS - 100.6% (Cost $12,361,878)		10,098,277
Liabilities in Excess of Other Assets - (0.6%)		(58,402)
TOTAL NET ASSETS - 100.0%		$10,039,875

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BDC - Business Development Company

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $74,102, which represented 0.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

  Cambria Shareholder Yield ETF

Schedule of Investments

April 30, 2025

COMMON STOCKS - 99.2%	Shares	Value
Communication Services - 9.2%
AT&T, Inc.	591,352	$16,380,450
Comcast Corp. - Class A	251,564	8,603,489
Fox Corp. - Class A	321,265	15,995,784
Interpublic Group of Cos., Inc.	347,852	8,738,042
TEGNA, Inc.	526,229	8,540,697
Verizon Communications, Inc.	251,212	11,068,401
Yelp, Inc. (a)	266,151	9,336,577
Ziff Davis, Inc. (a)	186,684	5,512,779
		84,176,219

Consumer Discretionary - 21.7%
Academy Sports & Outdoors, Inc.	200,725	7,563,318
ADT, Inc.	1,214,365	9,739,207
Adtalem Global Education, Inc. (a)	197,813	21,007,741
AutoNation, Inc. (a)	71,440	12,441,276
BorgWarner, Inc.	323,985	9,194,694
Brunswick Corp.	123,615	5,692,471
Carter’s, Inc.	123,955	4,096,713
Columbia Sportswear Co.	118,868	7,390,024
Dillard’s, Inc. - Class A	22,559	7,820,303
Ethan Allen Interiors, Inc.	318,375	9,051,401
H&R Block, Inc.	193,908	11,706,226
Haverty Furniture Cos., Inc.	360,910	6,554,126
KB Home	158,448	8,560,945
Kohl’s Corp. (b)	411,925	2,759,897
Lennar Corp. - Class A	69,396	7,537,100
LKQ Corp.	245,024	9,362,367
ODP Corp. (a)	487,202	6,664,923
PulteGroup, Inc.	96,342	9,882,762
PVH Corp.	104,091	7,180,197
Taylor Morrison Home Corp. (a)	162,833	9,338,473
Toll Brothers, Inc.	89,918	9,070,029
Travel + Leisure Co.	221,037	9,710,155
Whirlpool Corp.	97,329	7,424,256
		199,748,604

Consumer Staples - 6.1%
Cal-Maine Foods, Inc.	106,738	9,966,127
Ingredion, Inc.	79,344	10,538,470
Kraft Heinz Co.	295,322	8,593,870
Molson Coors Beverage Co. - Class B	180,716	10,396,592
Spectrum Brands Holdings, Inc.	120,991	7,634,532
TreeHouse Foods, Inc. (a)	380,038	8,851,085
		55,980,676

Energy - 8.8%
Chevron Corp.	69,100	9,401,746
CVR Energy, Inc.	315,205	5,944,766
EOG Resources, Inc.	82,175	9,066,368
Marathon Petroleum Corp.	56,240	7,727,938
Murphy Oil Corp.	257,286	5,282,081
PBF Energy, Inc. - Class A	197,298	3,389,580
Peabody Energy Corp.	475,218	5,864,190
Phillips 66	69,730	7,256,104
Plains GP Holdings LP	582,330	10,854,631
Valero Energy Corp.	64,898	7,534,009
World Kinect Corp.	348,453	8,742,686
		81,064,099

The accompanying notes are an integral part of these financial statements.

Financials - 19.0%
Affiliated Managers Group, Inc.	61,791	10,234,443
Aflac, Inc.	123,919	13,467,517
American Financial Group, Inc.	79,614	10,083,909
Ameriprise Financial, Inc.	24,624	11,598,396
Assured Guaranty Ltd.	127,434	11,179,785
Federated Hermes, Inc. – Class B	294,106	11,943,645
Jefferies Financial Group, Inc.	135,806	6,346,214
Lincoln National Corp.	328,979	10,484,561
MetLife, Inc.	144,096	10,860,516
PayPal Holdings, Inc. (a)	167,867	11,052,363
Principal Financial Group, Inc.	124,798	9,253,772
PROG Holdings, Inc.	333,847	8,800,207
SLM Corp.	482,227	13,941,183
Synchrony Financial	243,202	12,634,344
Victory Capital Holdings, Inc. - Class A	259,619	14,873,572
Western Union Co. (b)	749,919	7,431,697
		174,186,124

Health Care - 5.5%
Cigna Group	32,021	10,888,421
Pfizer, Inc.	386,633	9,437,711
Tenet Healthcare Corp. (a)	80,945	11,571,088
Universal Health Services, Inc. - Class B	60,805	10,766,741
Viatris, Inc.	909,154	7,655,077
		50,319,038

Industrials - 11.9%
Atkore, Inc.	109,523	6,995,234
Boise Cascade Co.	79,659	7,430,592
Builders FirstSource, Inc. (a)	60,406	7,226,370
ManpowerGroup, Inc.	143,908	6,198,118
Matson, Inc.	88,160	9,617,374
MillerKnoll, Inc.	423,876	6,951,566
REV Group, Inc.	324,864	10,623,053
Ryder System, Inc.	89,378	12,304,669
SkyWest, Inc. (a)	133,014	11,860,858
Textron, Inc.	112,630	7,925,773
Timken Co.	130,839	8,406,406
Wabash National Corp.	635,221	4,389,377
WESCO International, Inc.	57,888	9,433,428
		109,362,818

Information Technology - 2.7%
Avnet, Inc.	203,939	9,583,094
TD SYNNEX Corp.	110,269	12,217,805
Xerox Holdings Corp.	675,644	2,979,590
		24,780,489

Materials - 12.7%
Cabot Corp.	118,992	9,345,632
CF Industries Holdings, Inc.	132,849	10,411,376
Dow, Inc.	195,776	5,988,788
Eastman Chemical Co.	113,621	8,748,817
Greif, Inc. - Class A	166,131	8,718,555
Huntsman Corp.	432,811	5,760,714
LyondellBasell Industries NV - Class A	105,051	6,115,019
Mosaic Co.	315,770	9,599,408
Nucor Corp.	61,334	7,321,440
Olin Corp.	279,380	6,040,196
Reliance, Inc.	38,405	11,069,473
Ryerson Holding Corp.	353,222	8,258,330
Steel Dynamics, Inc.	79,495	10,311,296
Sylvamo Corp.	147,742	8,808,378
		116,497,422

The accompanying notes are an integral part of these financial statements.

Utilities - 1.6%
UGI Corp.	460,987	15,115,764
TOTAL COMMON STOCKS (Cost $1,060,493,332)		911,231,253

SHORT-TERM INVESTMENTS - 1.3%
Investments Purchased with Proceeds from Securities Lending - 0.5%
First American Government Obligations Fund - Class X, 4.25% (c)	4,761,649	4,761,649

Money Market Funds - 0.8%
First American Treasury Obligations Fund - Class X, 4.25% (c)	7,413,304	7,413,304
TOTAL SHORT-TERM INVESTMENTS (Cost $12,174,953)		12,174,953

TOTAL INVESTMENTS - 100.5% (Cost $1,072,668,285)		923,406,206
Liabilities in Excess of Other Assets - (0.5%)		(4,250,891)
TOTAL NET ASSETS - 100.0%		$919,155,315

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership

NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $4,528,864 which represented 0.5% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Tactical Yield ETF

Schedule of Investments

April 30, 2025

SHORT-TERM INVESTMENTS - 100.0%	Shares	Value
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.25% (a)	50,904	$50,904

U.S. Treasury Bills - 99.9%	Par
4.51%, 06/12/2025 (b)	$14,941,000	14,867,233
4.21%, 09/04/2025 (b)	15,113,000	14,893,884
3.99%, 12/26/2025 (b)	15,057,000	14,671,331
		44,432,448
TOTAL SHORT-TERM INVESTMENTS (Cost $44,479,766)		44,483,352

TOTAL INVESTMENTS - 100.0% (Cost $44,479,766)		44,483,352
Other Assets in Excess of Liabilities - 0.0% (c)		140
TOTAL NET ASSETS - 100.0%		$44,483,492

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(b)	The rate shown is the annualized effective yield as of April 30, 2025.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Cambria Tail Risk ETF

Schedule of Investments

April 30, 2025

U.S. TREASURY OBLIGATIONS - 76.5%	Par	Value
United States Treasury Bond, 4.13%, 11/15/2032	$122,128,000	$123,330,198
TOTAL U.S. TREASURY OBLIGATIONS (Cost $122,457,076)		123,330,198

PURCHASED OPTIONS - 7.5%(a)	Notional Amount	Contracts
Put Options - 7.5%
S&P 500 Index (b)(c)
Expiration: 06/20/2025; Exercise Price: $4,900.00	$40,097,232	72	234,000
Expiration: 09/19/2025; Exercise Price: $4,900.00	96,344,738	173	1,678,100
Expiration: 12/19/2025; Exercise Price: $4,800.00	75,182,310	135	1,729,350
Expiration: 12/19/2025; Exercise Price: $5,200.00	25,617,676	46	946,450
Expiration: 03/20/2026; Exercise Price: $4,700.00	91,332,584	164	2,375,540
Expiration: 03/20/2026; Exercise Price: $5,500.00	31,186,736	56	1,842,120
Expiration: 06/18/2026; Exercise Price: $5,000.00	40,654,138	73	1,670,605
Expiration: 06/18/2026; Exercise Price: $5,300.00	30,072,924	54	1,639,710
TOTAL PURCHASED OPTIONS (Cost $15,965,327)			12,115,875

SHORT-TERM INVESTMENTS - 10.7%	Shares
Money Market Funds - 10.7%
First American Treasury Obligations Fund - Class X, 4.25% (d)	17,181,354	17,181,354
TOTAL SHORT-TERM INVESTMENTS (Cost $17,181,354)		17,181,354

TOTAL INVESTMENTS - 94.7% (Cost $155,603,757)		152,627,427
Other Assets in Excess of Liabilities - 5.3%		8,502,788
TOTAL NET ASSETS - 100.0%		$161,130,215

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Cambria Trinity ETF

Schedule of Investments

April 30, 2025

EXCHANGE TRADED FUNDS - 99.6%	Shares	Value
Alpha Architect 1-3 Month Box ETF	9,656	$1,080,603
Cambria Chesapeake Pure Trend ETF (a)	298,585	4,317,181
Cambria Emerging Shareholder Yield ETF (a)	138,205	4,378,334
Cambria Foreign Shareholder Yield ETF (a)	243,745	6,578,678
Cambria Global Real Estate ETF (a)	184,117	4,341,037
Cambria Global Value ETF (a)(b)	256,792	6,572,591
Cambria LargeCap Shareholder Yield ETF (a)	45,257	1,111,512
Cambria Micro and SmallCap Shareholder Yield ETF (a)	51,670	1,093,384
Cambria Shareholder Yield ETF (a)	36,124	2,180,445
Cambria Tactical Yield ETF (a)	340,768	8,657,211
Cambria Tail Risk ETF (a)	167,867	2,141,983
Cambria Value and Momentum ETF (a)	295,924	8,551,701
Graniteshares Gold Trust (c)	66,732	2,168,790
iMGP DBi Managed Futures Strategy ETF (b)	171,263	4,326,103
Invesco DB Agriculture Fund (b)	79,925	2,142,789
Invesco DB Precious Metals Fund	29,283	2,154,057
iShares Global Consumer Staples ETF (b)	32,843	2,171,251
iShares Global Financials ETF	10,607	1,093,263
iShares Global Infrastructure ETF	38,792	2,187,481
iShares Global Utilities ETF	30,826	2,199,743
iShares Residential and Multisector Real Estate ETF	26,094	2,180,154
J.P. Morgan USD Emerging Markets Sovereign Bond ETF (d)	85,802	3,261,334
Schwab US TIPS ETF	81,524	2,187,289
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	162,374	4,255,823
SPDR Bloomberg International Corporate Bond ETF (b)	69,280	2,160,843
SPDR FTSE International Government Inflation-Protected Bond ETF	56,130	2,172,792
United States Commodity Index Fund (c)	30,950	2,117,908
VanEck Bitcoin ETF (c)	81,494	2,170,185
VanEck Gold Miners ETF	44,251	2,168,742
VanEck J.P. Morgan EM Local Currency Bond ETF	133,836	3,274,967
Vanguard Intermediate-Term Treasury ETF	145,998	8,755,500
Vanguard Total Bond Market ETF	59,473	4,371,266
TOTAL EXCHANGE TRADED FUNDS (Cost $104,782,657)		108,524,940

SHORT-TERM INVESTMENTS - 6.4%
Investments Purchased with Proceeds from Securities Lending - 6.0%
First American Government Obligations Fund - Class X, 4.25% (e)	6,535,676	6,535,676

Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.25% (e)	416,544	416,544
TOTAL SHORT-TERM INVESTMENTS (Cost $6,952,220)		6,952,220

TOTAL INVESTMENTS - 106.0% (Cost $111,734,877)		115,477,160
Liabilities in Excess of Other Assets - (6.0%)		(6,515,377)
TOTAL NET ASSETS - 100.0%		$108,961,783

Percentages are stated as a percent of net assets.

EM – Emerging Markets

FTSE – Financial Times Stock Exchange

SPDR – Standard & Poor’s Depositary Receipt

TIPS – Treasury Inflation Protected Security

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $6,394,741 which represented 5.9% of net assets.
(c)	Non-income producing security.
(d)	Affiliated investment due to the Fund holding more than 5% of the outstanding shares.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

Transactions with affiliated companies during the year ended April 30, 2025, were as follows:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Chesapeake Pure Trend ETF	$—	$11,287,183	$1,131,860	$(4,642,020)	$(633,864)	$4,317,181	298,585	$27,406	$(1,338,800)	$(1,487,178)
Cambria Emerging Shareholder Yield ETF	9,013,406	2,944,136	808,574	(7,244,263)	(437,319)	4,378,334	138,205	314,027	(1,174,166)	467,966
Cambria Foreign Shareholder Yield ETF	8,841,186	1,751,790	838,724	(4,386,260)	(443,799)	6,578,678	243,745	320,407	(299,639)	276,676
Cambria Global Real Estate ETF	4,108,858	2,535,151	848,754	(2,557,197)	(383,114)	4,341,037	184,117	388,579	203,783	(415,198)
Cambria Global Value ETF	4,415,790	1,555,712	821,347	(813,774)	(320,606)	6,572,591	256,792	200,838	840,574	73,548
Cambria LargeCap Shareholder Yield ETF	—	3,829,727	430,741	(2,614,965)	(174,322)	1,111,512	45,257	40,860	(56,807)	(302,862)
Cambria Micro and SmallCap Shareholder Yield ETF	5,505,689	229,308	614,155	(4,382,652)	(411,059)	1,093,384	51,670	199,988	(263,062)	(198,995)
Cambria Shareholder Yield ETF	7,733,218	137,927	591,831	(5,553,569)	(378,773)	2,180,445	36,124	94,751	(906,132)	555,943
Cambria Tactical Yield ETF	4,276,769	4,243,978	663,824	(234,037)	(306,742)	8,657,211	340,768	180,880	9,674	3,745
Cambria Tail Risk ETF	—	2,165,484	—	—	—	2,141,983	167,867	—	(23,501)	—
Cambria Value and Momentum ETF	10,744,191	126,880	1,470,693	(3,098,998)	(665,290)	8,551,701	295,924	163,820	(81,292)	55,517
JPMorgan USD Emerging Markets Sovereign Bond ETF	3,163,835	15,591	498,048	(178,841)	(232,316)	3,261,334	85,802	225,291	(6,418)	1,435
	$57,802,942	$30,822,867	$8,718,551	$(35,706,576)	$(4,387,204)	$53,185,391	2,144,856	$2,156,847	$(3,095,786)	$(969,403)

Investments no longer affiliated as of April 30, 2025:

Security Name	Market Value as of April 30, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of April 30, 2025	Share Balance as of April 30, 2025	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Grizzle Growth ETF	$2,261,107	$—	$335,591	$(684,804)	$(2,102,972)	$—	—	$40,676	$(321,582)	$512,660
Grand Total	$60,064,049	$30,822,867	$9,054,142	$(36,391,380)	$(6,490,176)	$53,185,391	2,144,856	$2,197,523	$(3,417,368)	$(456,743)

The accompanying notes are an integral part of these financial statements.

Cambria Value and Momentum ETF

Schedule of Investments

April 30, 2025

COMMON STOCKS - 79.6%	Shares	Value
Communication Services - 4.7%
AT&T, Inc.	16,355	$453,034
Fox Corp. - Class A	8,213	408,925
Fox Corp. - Class B	8,849	409,178
TEGNA, Inc.	23,806	386,371
Telephone and Data Systems, Inc.	11,727	439,645
Warner Bros Discovery, Inc. (a)	41,146	356,736
		2,453,889

Consumer Discretionary - 11.6%
Adtalem Global Education, Inc. (a)	4,418	469,192
General Motors Co.	8,606	389,335
Group 1 Automotive, Inc.	1,075	433,902
Laureate Education, Inc. (a)	22,396	449,488
La-Z-Boy, Inc.	11,243	444,099
Perdoceo Education Corp.	17,891	449,422
Phinia, Inc.	9,843	395,196
Rush Street Interactive, Inc. (a)	39,537	479,584
Serve Robotics, Inc. (a)(b)	59,514	367,201
Stride, Inc. (a)	3,547	504,561
Travel + Leisure Co.	9,226	405,298
Urban Outfitters, Inc. (a)	8,358	441,135
Williams-Sonoma, Inc.	2,675	413,207
Yum China Holdings, Inc.	8,737	378,400
		6,020,020

Consumer Staples - 3.5%
Cal-Maine Foods, Inc.	4,829	450,884
Ingredion, Inc.	3,384	449,463
Molson Coors Beverage Co. - Class B	7,646	439,874
Pilgrim’s Pride Corp.	8,783	479,376
		1,819,597

Energy - 2.8%
Baker Hughes Co.	9,985	353,469
NextDecade Corp. (a)	47,713	356,893
Select Water Solutions, Inc.	40,754	347,224
World Kinect Corp.	15,737	394,842
		1,452,428

Financials - 25.4%(c)
Aflac, Inc.	4,086	444,066
Assurant, Inc.	2,130	410,536
Bread Financial Holdings, Inc.	8,651	410,490
Brighthouse Financial, Inc. (a)	7,509	437,174
Brookfield Asset Management Ltd.	8,720	465,038
Capital One Financial Corp.	2,466	444,521
Citizens Financial Group, Inc.	10,567	389,817
CNO Financial Group, Inc.	10,540	399,888
Corebridge Financial, Inc.	13,371	396,183
Discover Financial Services	2,651	484,258
Enova International, Inc. (a)	4,382	402,224
Enterprise Financial Services Corp.	8,002	416,264
Equitable Holdings, Inc.	8,253	408,111
Fidelity National Financial, Inc.	6,879	440,600
First Citizens BancShares, Inc. - Class A	236	419,877
First Horizon Corp.	22,565	407,975
Hartford Insurance Group, Inc.	3,693	453,020
Jackson Financial, Inc. - Class A	4,990	388,771
Lincoln National Corp.	11,844	377,468

The accompanying notes are an integral part of these financial statements.

Loews Corp.	5,044	437,970
Mercury General Corp.	7,963	441,309
MGIC Investment Corp.	18,448	459,540
Old Republic International Corp.	11,681	439,206
Pathward Financial, Inc.	5,940	471,458
Prudential Financial, Inc.	3,923	402,931
Reinsurance Group of America, Inc.	2,242	419,949
Robinhood Markets, Inc. - Class A (a)	9,415	462,371
Skyward Specialty Insurance Group, Inc. (a)	8,374	444,576
Synchrony Financial	8,051	418,249
UMB Financial Corp.	4,259	402,774
Unum Group	5,365	416,646
		13,213,260

Health Care - 6.6%
Cardinal Health, Inc.	3,394	479,538
Catalyst Pharmaceuticals, Inc. (a)	17,379	422,136
Clover Health Investments Corp. (a)	115,514	392,747
Exelixis, Inc. (a)	11,986	469,252
Pediatrix Medical Group, Inc. (a)	30,566	393,690
Protagonist Therapeutics, Inc. (a)	8,757	401,246
United Therapeutics Corp. (a)	1,425	431,903
Universal Health Services, Inc. - Class B	2,411	426,916
		3,417,428

Industrials - 14.2%
ABM Industries, Inc.	9,333	454,890
Alaska Air Group, Inc. (a)	8,265	365,892
Argan, Inc.	3,531	540,702
Delta Air Lines, Inc.	9,209	383,371
DNOW, Inc. (a)	26,530	421,031
DXP Enterprises, Inc. (a)	5,066	448,138
IES Holdings, Inc. (a)	2,412	474,392
Interface, Inc.	22,077	415,048
Matson, Inc.	3,407	371,670
Mueller Industries, Inc.	5,672	417,232
OPENLANE, Inc. (a)	21,213	392,653
Planet Labs PBC (a)	114,195	375,702
Primoris Services Corp.	6,894	413,433
REV Group, Inc.	13,395	438,017
SkyWest, Inc. (a)	4,742	422,844
Sun Country Airlines Holdings, Inc. (a)	32,675	320,215
Tutor Perini Corp. (a)	17,420	373,833
United Airlines Holdings, Inc. (a)	5,625	387,112
		7,416,175

Information Technology - 4.7%
Benchmark Electronics, Inc.	10,985	357,342
InterDigital, Inc.	2,018	405,618
NETGEAR, Inc. (a)	18,260	440,431
Plexus Corp. (a)	3,381	413,936
Sanmina Corp. (a)	5,592	429,410
TD SYNNEX Corp.	3,518	389,794
		2,436,531

Materials - 1.9%
Century Aluminum Co. (a)	23,875	391,789
Perimeter Solutions, Inc. (a)	48,773	494,070
Resolute Forest Products (a)(d)	66,033	93,767
		979,626

Real Estate - 0.7%
Jones Lang LaSalle, Inc. (a)	1,742	396,148

The accompanying notes are an integral part of these financial statements.

Utilities - 3.5%
MDU Resources Group, Inc.	26,623	456,318
NRG Energy, Inc.	4,417	484,015
UGI Corp.	13,777	451,748
Vistra Corp.	3,428	444,372
		1,836,453
TOTAL COMMON STOCKS (Cost $38,967,713)		41,441,555

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Industrials - 1.0%
CoreCivic, Inc. (a)	22,263	504,034
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $476,870)		504,034

SHORT-TERM INVESTMENTS - 7.7%
Investments Purchased with Proceeds from Securities Lending - 0.7%
First American Government Obligations Fund - Class X, 4.25% (e)	375,637	375,637

Money Market Funds - 7.0%
First American Treasury Obligations Fund - Class X, 4.25% (e)	3,634,204	3,634,204
TOTAL SHORT-TERM INVESTMENTS (Cost $4,009,841)		4,009,841

TOTAL INVESTMENTS - 88.3% (Cost $43,454,424)		45,955,430
Other Assets in Excess of Liabilities - 11.7%		6,117,042
TOTAL NET ASSETS - 100.0%		$52,072,472

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of April 30, 2025. The fair value of these securities was $343,361 which represented 0.7% of net assets.

(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $93,767 or 0.2% of net assets as of April 30, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The open futures contracts held by the Fund as of April 30, 2025, were as follows:

Cambria Value and Momentum ETF
Schedule of Futures Contracts
April 30, 2025

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
E-Mini S&P 500	(149)	06/20/2025	$(41,623,150)	$948,432
Net Unrealized Appreciation (Depreciation)				$948,432

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2025

	Cambria Cannabis ETF	Cambria Emerging Shareholder Yield ETF	Cambria Fixed Income Trend ETF(a)	Cambria Foreign Shareholder Yield ETF	Cambria Global Asset Allocation ETF
ASSETS:
Investments in unaffiliated securities, at value	$8,373,427	$487,281,460	$12,842,372	$336,872,021	$39,283,291
Investments in affiliated securities, at value	—	—	—	—	23,939,330
Deposit at broker for derivatives	3,610,000	—	—	—	—
Receivable for swap contracts, net	514,232	—	—	—	—
Dividends receivable	16,095	1,025,865	—	2,214,530	—
Interest receivable	4,581	17,196	210	5,315	636
Receivable for investments sold	—	3,781,538	—	—	—
Receivable for fund shares sold	—	—	—	2,695,330	—
Dividend tax reclaims receivable	—	353,647	—	624,579	—
Security lending income receivable	—	—	—	3,022	12,942
Cash	—	740,179	—	18,420	—
Foreign currency, at value	—	67	—	3,718,811	—
Total assets	12,518,335	493,199,952	12,842,582	346,152,028	63,236,199

LIABILITIES:
Payable for investments purchased	—	—	—	2,633,071	—
Payable to adviser	—	231,928	—	155,013	—
Payable upon return of securities loaned	—	—	—	7,756,475	9,505,960
Payable for custodian fees	—	125,769	—	—	—
Payable for deferred foreign capital gains tax	—	1,131,675	—	—	—
Total liabilities	—	1,489,372	—	10,544,559	9,505,960
NET ASSETS	$12,518,335	$491,710,580	$12,842,582	$335,607,469	$53,730,239

NET ASSETS CONSISTS OF:
Paid-in capital	$39,095,961	$493,999,504	$13,116,340	$357,999,769	$53,331,061
Total distributable earnings/(accumulated losses)	(26,577,626)	(2,288,924)	(273,758)	(22,392,300)	339,178
Total net assets	$12,518,335	$491,710,580	$12,842,582	$335,607,469	$53,730,239

Net assets	$12,518,335	$491,710,580	$12,842,582	$335,607,469	$53,730,239
Shares issued and outstanding(b)	2,550,002	15,450,004	525,000	12,500,010	1,850,001
Net asset value per share	$4.91	$31.83	$24.46	$26.85	$29.04

COST:
Investments in unaffiliated securities, at cost	$8,653,431	$479,665,647	$12,899,129	$333,039,522	$38,306,391
Investments in affiliated securities, at cost	$—	$—	$—	$—	$23,214,908
Foreign currency, at cost	$—	$—	$—	$3,553,447	$—

LOANED SECURITIES:
at value (included in investments)	$—	$—	$—	$7,073,165	$9,268,376

(a)	Inception date March 27, 2025.
(b)	Unlimited shares authorized without par value.

Statements of Assets and Liabilities

April 30, 2025

	Cambria Global Momentum ETF	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF(a)	Cambria Micro and SmallCap Shareholder Yield ETF
ASSETS:
Investments in unaffiliated securities, at value	$79,223,133	$35,676,208	$185,219,267	$4,273,698	$10,098,277
Investments in affiliated securities, at value	31,116,521	—	—	—	—
Security lending income receivable	7,168	—	—	—	56
Interest receivable	1,553	2,354	22,053	159	511
Receivable for investments sold	—	584,360	—	—	—
Receivable for fund shares sold	—	—	7,628,970	—	—
Dividends receivable	—	46,335	1,335,273	16,577	18,451
Dividend tax reclaims receivable	—	25,673	569,559	—	—
Cash	—	—	67,721	—	—
Foreign currency, at value	—	13,678	1,102	—	—
Total assets	110,348,375	36,348,608	194,843,945	4,290,434	10,117,295

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

April 30, 2025

	Cambria Global Momentum ETF	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF(a)	Cambria Micro and SmallCap Shareholder Yield ETF
LIABILITIES:
Payable upon return of securities loaned	4,212,450	—	—	—	77,420
Payable to adviser	50,989	—	81,278	896	—
Payable for investments purchased	—	—	6,542,160	—	—
Payable for custodian fees	—	—	38,234	—	—
Payable for expenses and other liabilities	—	—	6,427	—	—
Total liabilities	4,263,439	—	6,668,099	896	77,420
NET ASSETS	$106,084,936	$36,348,608	$188,175,846	$4,289,538	$10,039,875

NET ASSETS CONSISTS OF:
Paid-in capital	$120,442,153	$45,290,734	$211,087,608	$5,028,427	$12,911,909
Total accumulated losses	(14,357,217)	(8,942,126)	(22,911,762)	(738,889)	(2,872,034)
Total net assets	$106,084,936	$36,348,608	$188,175,846	$4,289,538	$10,039,875

Net assets	$106,084,936	$36,348,608	$188,175,846	$4,289,538	$10,039,875
Shares issued and outstanding(b)	3,700,001	1,550,002	7,400,010	175,000	475,000
Net asset value per share	$28.67	$23.45	$25.43	$24.51	$21.14

COST:
Investments in unaffiliated securities, at cost	$71,926,703	$37,190,605	$178,872,141	$4,813,612	$12,361,878
Investments in affiliated securities, at cost	$31,054,387	$—	$—	$—	$—

LOANED SECURITIES:
at value (included in investments)	$4,127,544	$—	$—	$—	$74,102

(a)	Inception date July 11, 2024.
(b)	Unlimited shares authorized without par value.

Statements of Assets and Liabilities

April 30, 2025

	Cambria Shareholder Yield ETF	Cambria Tactical Yield ETF	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Value and Momentum ETF
ASSETS:
Investments in unaffiliated securities, at value	$923,406,206	$44,483,352	$152,627,427	$62,291,769	$45,955,430
Investments in affiliated securities, at value	—	—	—	53,185,391	—
Receivable for investments sold	2,994,904	—	65,566	—	—
Dividends receivable	953,187	—	—	—	37,556
Interest receivable	25,117	140	2,374,502	1,552	16,966
Dividend tax reclaims receivable	14,456	—	—	—	316
Security lending income receivable	2,633	—	—	18,747	1,710
Receivable for fund shares sold	—	—	5,096,120	—	—
Deposit at broker for derivatives	—	—	4,998,180	—	6,461,625
Prepaid expenses and other assets	—	—	411,703	—	—
Total assets	927,396,503	44,483,492	165,573,498	115,497,459	52,473,603

LIABILITIES:
Payable upon return of securities loaned	4,761,649	—	—	6,535,676	375,637
Payable for capital shares redeemed	3,023,535	—	—	—	—
Payable to adviser	456,004	—	54,503	—	25,494
Payable for investments purchased	—	—	4,388,780	—	—
Total liabilities	8,241,188	—	4,443,283	6,535,676	401,131
NET ASSETS	$919,155,315	$44,483,492	$161,130,215	$108,961,783	$52,072,472

NET ASSETS CONSISTS OF:
Paid-in capital	$1,151,499,264	$44,246,165	$335,976,168	$112,668,975	$79,669,176
Total distributable earnings/(accumulated losses)	(232,343,949)	237,327	(174,845,953)	(3,707,192)	(27,596,704)
Total net assets	$919,155,315	$44,483,492	$161,130,215	$108,961,783	$52,072,472

Net assets	$919,155,315	$44,483,492	$161,130,215	$108,961,783	$52,072,472
Shares issued and outstanding(a)	15,200,000	1,750,000	12,650,002	4,300,002	1,800,004
Net asset value per share	$60.47	$25.42	$12.74	$25.34	$28.93

COST:
Investments in unaffiliated securities, at cost	$1,072,668,285	$44,479,766	$155,603,757	$59,521,574	$43,454,424

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
April 30, 2025

	Cambria Shareholder Yield ETF	Cambria Tactical Yield ETF	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Value and Momentum ETF
Investments in affiliated securities, at cost	$—	$—	$—	$52,213,303	$—

LOANED SECURITIES:
at value (included in investments)	$4,528,864	$—	$—	$6,394,741	$343,361

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year/Period Ended April 30, 2025

	Cambria Cannabis ETF	Cambria Emerging Shareholder Yield ETF	Cambria Fixed Income Trend ETF(a)	Cambria Foreign Shareholder Yield ETF	Cambria Global Asset Allocation ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$246,404	$25,116,838	$6,663	$17,246,236	$986,300
Dividend income from affiliated securities	—	—	—	—	1,121,062
Reclaims income from unaffiliated securities	—	—	—	832,613	—
Less: Dividend withholding taxes		(4,027,496)	—	(2,551,051)
Interest income	75,385	602,429	210	172,161	20,687
Securities lending income	58	137	—	20,377	58,390
Total investment income	321,847	21,691,909	6,873	15,720,336	2,186,439

EXPENSES:
Investment advisory fee	81,731	2,693,188	4,582	1,864,327	—
Custodian fees	—	251,471	—	—	—
Income tax expense	—	—	—	—	2,040
Other expenses and fees	—	—	—	198	—
Total expenses	81,731	2,944,659	4,582	1,864,525	2,040
Expense reimbursement by Adviser	(81,731)	—	(4,582)	—	—
Net expenses	—	2,944,659	—	1,864,525	2,040
NET INVESTMENT INCOME	321,847	18,747,250	6,873	13,855,811	2,184,399

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities(b)	(7,420,788)	(4,290,396)	(223,874)	11,340,300	(424,303)
Investments in affiliated securities(b)	—	—	—	—	825,174
Swap contracts	(4,511,648)	—	—	—	—
Distributions received from other investment companies	—	—	—	—	825
Foreign currency transactions	(2,482)	(123,694)	—	(624,701)	—
Net realized gain (loss)	(11,934,918)	(4,414,090)	(223,874)	10,715,599	401,696
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	7,910,851	(32,542,227)	(56,757)	(11,702,708)	2,301,622
Investments in affiliated securities	—	—	—	—	(1,017,662)
Deferred foreign capital gains tax	—	214,793	—	—	—
Foreign currency transactions	14,726	(177,692)	—	(77,174)	—
Net change in unrealized appreciation (depreciation)	7,925,577	(32,505,126)	(56,757)	(11,779,882)	1,283,960
Net realized and unrealized gain (loss)	(4,009,341)	(36,919,216)	(280,631)	(1,064,283)	1,685,656
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(3,687,494)	$(18,171,966)	$(273,758)	$12,791,528	$3,870,055

(a)	Inception date March 27, 2025.
(b)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

For the Year/Period Ended April 30, 2025

	Cambria Global Momentum ETF	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF(a)	Cambria Micro and SmallCap Shareholder Yield ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$667,670	$1,529,750	$7,324,255	$199,962	$807,152
Dividend income from affiliated securities	1,773,370	—	—	—	—
Less: Dividend withholding taxes	—	(76,472)	(816,879)	—	(287)
Interest income	23,756	48,452	112,519	1,605	37,133
Securities lending income	97,580	243	119	—	378
Other income	—	—	60	—	—
Total investment income	2,562,376	1,501,973	6,620,074	201,567	844,376

EXPENSES:
Investment advisory fee	689,824	197,842	633,354	41,912	166,940
Custodian fees	—	—	79,816	—	—
Total expenses	689,824	197,842	713,170	41,912	166,940
Expense reimbursement by Adviser	—	(197,842)	—	(11,161)	(166,940)
Net expenses	689,824	—	713,170	30,751	—
NET INVESTMENT INCOME	1,872,552	1,501,973	5,906,904	170,816	844,376

The accompanying notes are an integral part of these financial statements.

For the Year/Period Ended April 30, 2025

	Cambria Global Momentum ETF	Cambria Global Real Estate ETF	Cambria Global Value ETF	Cambria LargeCap Shareholder Yield ETF(a)	Cambria Micro and SmallCap Shareholder Yield ETF
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities(b)	4,289,604	772,104	851,776	(741,111)	229,225
Investments in affiliated securities(b)	3,848,835	—	—	—	—
Foreign currency transactions	—	(125,342)	(39,485)	—	—
Net realized gain (loss)	8,138,439	646,762	812,291	(741,111)	229,225
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	4,386,997	(1,099,154)	16,360,856	(539,914)	(2,601,579)
Investments in affiliated securities	(7,505,999)	—	—	—	—
Foreign currency transactions	—	14,722	43,563	—	—
Net change in unrealized appreciation (depreciation)	(3,119,002)	(1,084,432)	16,404,419	(539,914)	(2,601,579)
Net realized and unrealized gain (loss)	5,019,437	(437,670)	17,216,710	(1,281,025)	(2,372,354)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$6,891,989	$1,064,303	$23,123,614	$(1,110,209)	$(1,527,978)

(a)	Inception date July 11, 2024.
(b)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

For the Year Ended April 30, 2025

	Cambria Shareholder Yield ETF	Cambria Tactical Yield ETF	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Value and Momentum ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$31,870,554	$—	$—	$953,411	$683,170
Dividend income from affiliated securities	—	—	—	2,197,523	—
Less: Dividend withholding taxes	—	—	—	—	(910)
Interest income	744,662	1,008,578	2,929,181	19,858	232,254
Securities lending income	25,426	—	—	121,744	2,384
Other income	—	—	—	—	2,809
Total investment income	32,640,642	1,008,578	2,929,181	3,292,536	919,707

EXPENSES:
Investment advisory fee	7,103,562	122,946	461,123	—	320,065
Interest expense	—	—	—	—	26,161
Other expenses and fees	—	—	1,500	—	—
Total expenses	7,103,562	122,946	462,623	—	346,226
Expense reimbursement by Adviser	—	(122,946)	—	—	—
Net expenses	7,103,562	—	462,623	—	346,226
NET INVESTMENT INCOME	25,537,080	1,008,578	2,466,558	3,292,536	573,481

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities(a)	1,433,366	2,242	(1,764,905)	430,392	3,156,132
Investments in affiliated securities(a)	—	—	—	(456,743)	—
Futures contracts	—	—	—	—	(758,275)
Distributions received from other investment companies	—	—	—	1,687	—
Net realized gain (loss)	1,433,366	2,242	(1,764,905)	(24,664)	2,397,857
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(147,437,155)	15,634	6,769,068	2,773,566	(2,224,901)
Investments in affiliated securities	—	—	—	(3,417,368)	—
Futures contracts	—	—	—	—	172,394
Foreign currency transactions	(17)	—	—	—	—
Net change in unrealized appreciation (depreciation)	(147,437,172)	15,634	6,769,068	(643,802)	(2,052,507)
Net realized and unrealized gain (loss)	(146,003,806)	17,876	5,004,163	(668,466)	345,350
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(120,466,726)	$1,026,454	$7,470,721	$2,624,070	$918,831

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Cambria Cannabis ETF		Cambria Emerging Shareholder Yield ETF
	Year ended April 30, 2025	Year ended April 30, 2024	Year ended April 30, 2025	Year ended April 30, 2024
OPERATIONS:
Net investment income (loss)	$321,847	$399,995	$18,747,250	$10,734,082
Net realized gain (loss)(a)	(11,934,918)	(8,917,268)	(4,414,090)	(431,560)
Net change in unrealized appreciation (depreciation)	7,925,577	9,760,026	(32,505,126)	49,710,584
Net increase (decrease) in net assets from operations	(3,687,494)	1,242,753	(18,171,966)	60,013,106

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(748,350)	(397,187)	(18,218,875)	(12,050,108)
Total distributions to shareholders	(748,350)	(397,187)	(18,218,875)	(12,050,108)

CAPITAL TRANSACTIONS:
Subscriptions	7,208,285	—	189,377,620	128,713,314
Redemptions	(1,414,830)	(873,388)	(14,230,515)	—
ETF transaction fees (See Note 2)	—	—	179,262	123,516
Net increase (decrease) in net assets from capital transactions	5,793,455	(873,388)	175,326,367	128,836,830

NET INCREASE (DECREASE) IN NET ASSETS	1,357,611	(27,822)	138,935,526	176,799,828

NET ASSETS:
Beginning of the year	11,160,724	11,188,546	352,775,054	175,975,226
End of the year	$12,518,335	$11,160,724	$491,710,580	$352,775,054

SHARES TRANSACTIONS
Subscriptions	1,200,000	—	5,550,000	4,200,000
Redemptions	(300,000)	(150,000)	(450,000)	—
Total increase (decrease) in shares outstanding	900,000	(150,000)	5,100,000	4,200,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

Statements of Changes in Net Assets

	Cambria Fixed Income Trend ETF	Cambria Foreign Shareholder Yield ETF
	Period ended April 30, 2025(a)	Year ended April 30, 2025	Year ended April 30, 2024
OPERATIONS:
Net investment income (loss)	$6,873	$13,855,811	$11,648,912
Net realized gain (loss)(b)	(223,874)	10,715,599	706,018
Net change in unrealized appreciation (depreciation)	(56,757)	(11,779,882)	15,476,647
Net increase (decrease) in net assets from operations	(273,758)	12,791,528	27,831,577

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(12,944,687)	(12,160,168)
Total distributions to shareholders	—	(12,944,687)	(12,160,168)

CAPITAL TRANSACTIONS:
Subscriptions	13,116,340	164,494,780	145,835,241
Redemptions	—	(100,688,100)	(77,228,721)
ETF transaction fees (See Note 2)	—	15,296	6,392
Net increase (decrease) in net assets from capital transactions	13,116,340	63,821,976	68,612,912

NET INCREASE (DECREASE) IN NET ASSETS	12,842,582	63,668,817	84,284,321

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Cambria Fixed Income Trend ETF	Cambria Foreign Shareholder Yield ETF
	Period ended April 30, 2025(a)	Year ended April 30, 2025	Year ended April 30, 2024
NET ASSETS:
Beginning of the year/period	—	271,938,652	187,654,331
End of the year/period	$12,842,582	$335,607,469	$271,938,652

SHARES TRANSACTIONS
Subscriptions	525,000	6,100,000	5,800,000
Redemptions	—	(3,750,000)	(3,100,000)
Total increase (decrease) in shares outstanding	525,000	2,350,000	2,700,000

(a)	Inception date of the Fund was March 27, 2025.
(b)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF		Cambria Global Momentum ETF
	Year ended April 30, 2025	Year ended April 30, 2024	Year ended April 30, 2025	Year ended April 30, 2024
OPERATIONS:
Net investment income (loss)	$2,184,399	$1,939,653	$1,872,552	$5,159,797
Net realized gain (loss)(a)	401,696	(273,408)	8,138,439	(4,528,708)
Net change in unrealized appreciation (depreciation)	1,283,960	2,557,390	(3,119,002)	4,605,686
Net increase (decrease) in net assets from operations	3,870,055	4,223,635	6,891,989	5,236,775

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,233,576)	(1,918,316)	(2,057,727)	(4,864,989)
From return of capital	(63,710)	—	(1,736,844)	(90,620)
Total distributions to shareholders	(2,297,286)	(1,918,316)	(3,794,571)	(4,955,609)

CAPITAL TRANSACTIONS:
Subscriptions	4,358,050	6,801,606	23,387,820	5,410,020
Redemptions	(5,831,225)	(6,748,017)	(57,160,630)	(46,883,221)
Net increase (decrease) in net assets from capital transactions	(1,473,175)	53,589	(33,772,810)	(41,473,201)

NET INCREASE (DECREASE) IN NET ASSETS	99,594	2,358,908	(30,675,392)	(41,192,035)

NET ASSETS:
Beginning of the year	53,630,645	51,271,737	136,760,328	177,952,363
End of the year	$53,730,239	$53,630,645	$106,084,936	$136,760,328

SHARES TRANSACTIONS
Subscriptions	150,000	250,000	800,000	200,000
Redemptions	(200,000)	(250,000)	(1,950,000)	(1,700,000)
Total increase (decrease) in shares outstanding	(50,000)	—	(1,150,000)	(1,500,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

Statements of Changes in Net Assets

	Cambria Global Real Estate ETF		Cambria Global Value ETF
	Year ended April 30, 2025	Year ended April 30, 2024	Year ended April 30, 2025	Year ended April 30, 2024
OPERATIONS:
Net investment income (loss)	$1,501,973	$961,406	$5,906,904	$6,241,361
Net realized gain (loss)(a)	646,762	(871,283)	812,291	2,414,797
Net change in unrealized appreciation (depreciation)	(1,084,432)	583,216	16,404,419	566,894
Net increase (decrease) in net assets from operations	1,064,303	673,339	23,123,614	9,223,052

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,714,991)	(1,425,683)	(4,607,623)	(7,413,483)
From return of capital	(192,966)	—	—	—
Total distributions to shareholders	(2,907,957)	(1,425,683)	(4,607,623)	(7,413,483)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Cambria Global Real Estate ETF		Cambria Global Value ETF
	Year ended April 30, 2025	Year ended April 30, 2024	Year ended April 30, 2025	Year ended April 30, 2024
CAPITAL TRANSACTIONS:
Subscriptions	33,825,880	1,197,842	77,728,160	23,355,325
Redemptions	(18,045,160)	(3,705,397)	(12,973,390)	(58,332,382)
ETF transaction fees (See Note 2)	585	—	56,987	37,210
Net increase (decrease) in net assets from capital transactions	15,781,305	(2,507,555)	64,811,757	(34,939,847)

NET INCREASE (DECREASE) IN NET ASSETS	13,937,651	(3,259,899)	83,327,748	(33,130,278)

NET ASSETS:
Beginning of the year	22,410,957	25,670,856	104,848,098	137,978,376
End of the year	$36,348,608	$22,410,957	$188,175,846	$104,848,098

SHARES TRANSACTIONS
Subscriptions	1,300,000	50,000	3,150,000	1,100,000
Redemptions	(700,000)	(150,000)	(600,000)	(2,900,000)
Total increase (decrease) in shares outstanding	600,000	(100,000)	2,550,000	(1,800,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

Statements of Changes in Net Assets

	Cambria LargeCap Shareholder Yield ETF	Cambria Micro and SmallCap Shareholder Yield ETF
	Period ended April 30, 2025(a)	Year ended April 30, 2025	Period ended April 30, 2024(b)
OPERATIONS:
Net investment income (loss)	$170,816	$844,376	$203,912
Net realized gain (loss)(c)	(741,111)	229,225	169,996
Net change in unrealized appreciation (depreciation)	(539,914)	(2,601,579)	337,978
Net increase (decrease) in net assets from operations	(1,110,209)	(1,527,978)	711,886

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(144,888)	(1,045,181)	(173,103)
From return of capital	—	(320,199)	—
Total distributions to shareholders	(144,888)	(1,365,380)	(173,103)

CAPITAL TRANSACTIONS:
Subscriptions	14,617,453	15,876,943	26,146,140
Redemptions	(9,072,818)	(29,628,633)	—
Net increase (decrease) in net assets from capital transactions	5,544,635	(13,751,690)	26,146,140

NET INCREASE (DECREASE) IN NET ASSETS	4,289,538	(16,645,048)	26,684,923

NET ASSETS:
Beginning of the year/period	—	26,684,923	—
End of the year/period	$4,289,538	$10,039,875	$26,684,923

SHARES TRANSACTIONS
Subscriptions	550,000	600,000	1,050,000
Redemptions	(375,000)	(1,175,000)	—
Total increase (decrease) in shares outstanding	175,000	(575,000)	1,050,000

(a)	Inception date of the Fund was July 11, 2024.
(b)	Inception date of the Fund was January 4, 2024.
(c)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Tactical Yield ETF
	Year ended April 30, 2025	Year ended April 30, 2024	Year ended April 30, 2025	Period ended April 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$25,537,080	$18,443,587	$1,008,578	$138,263
Net realized gain (loss)(b)	1,433,366	122,901,059	2,242	—
Net change in unrealized appreciation (depreciation)	(147,437,172)	31,771,880	15,634	(12,048)
Net increase (decrease) in net assets from operations	(120,466,726)	173,116,526	1,026,454	126,215

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Tactical Yield ETF
	Year ended April 30, 2025	Year ended April 30, 2024	Year ended April 30, 2025	Period ended April 30, 2024(a)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(24,388,078)	(18,189,105)	(849,555)	(64,232)
Total distributions to shareholders	(24,388,078)	(18,189,105)	(849,555)	(64,232)

CAPITAL TRANSACTIONS:
Subscriptions	174,915,905	751,168,272	35,499,295	13,808,495
Redemptions	(293,168,300)	(441,887,187)	(5,063,180)	—
Net increase (decrease) in net assets from capital transactions	(118,252,395)	309,281,085	30,436,115	13,808,495

NET INCREASE (DECREASE) IN NET ASSETS	(263,107,199)	464,208,506	30,613,014	13,870,478

NET ASSETS:
Beginning of the year/period	1,182,262,514	718,054,008	13,870,478	—
End of the year/period	$919,155,315	$1,182,262,514	$44,483,492	$13,870,478

SHARES TRANSACTIONS
Subscriptions	2,500,000	11,000,000	1,400,000	550,000
Redemptions	(4,450,000)	(6,200,000)	(200,000)	—
Total increase (decrease) in shares outstanding	(1,950,000)	4,800,000	1,200,000	550,000

(a)	Inception date of the Fund was January 4, 2024.
(b)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

Statements of Changes in Net Assets

	Cambria Tail Risk ETF		Cambria Trinity ETF
	Year ended April 30, 2025	Year ended April 30, 2024	Year ended April 30, 2025	Year ended April 30, 2024

OPERATIONS:
Net investment income (loss)	$2,466,558	$4,493,871	$3,292,536	$4,308,119
Net realized gain (loss)(a)	(1,764,905)	(30,375,217)	(24,664)	(2,996,688)
Net change in unrealized appreciation (depreciation)	6,769,068	(637,232)	(643,802)	6,267,947
Net increase (decrease) in net assets from operations	7,470,721	(26,518,578)	2,624,070	7,579,378

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,093,066)	(4,835,037)	(3,325,439)	(4,200,302)
From return of capital	—	—	—	(156,484)
Total distributions to shareholders	(2,093,066)	(4,835,037)	(3,325,439)	(4,356,786)

CAPITAL TRANSACTIONS:
Subscriptions	139,792,730	19,890,706	16,762,655	2,449,493
Redemptions	(66,138,115)	(130,810,997)	(14,210,495)	(17,660,925)
ETF transaction fees (See Note 2)	—	31	—	—
Net increase (decrease) in net assets from capital transactions	73,654,615	(110,920,260)	2,552,160	(15,211,432)

NET INCREASE (DECREASE) IN NET ASSETS	79,032,270	(142,273,875)	1,850,791	(11,988,840)

NET ASSETS:
Beginning of the year	82,097,945	224,371,820	107,110,992	119,099,832
End of the year	$161,130,215	$82,097,945	$108,961,783	$107,110,992

SHARES TRANSACTIONS
Subscriptions	11,150,000	1,500,000	650,000	100,000
Redemptions	(5,450,000)	(9,900,000)	(550,000)	(700,000)
Total increase (decrease) in shares outstanding	5,700,000	(8,400,000)	100,000	(600,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

Statements of Changes in Net Assets

	Cambria Value and Momentum ETF
	Year ended April 30, 2025	Year ended April 30, 2024

OPERATIONS:
Net investment income (loss)	$573,481	$573,659
Net realized gain (loss)(a)	2,397,857	3,332,643
Net change in unrealized appreciation (depreciation)	(2,052,507)	6,615,381
Net increase (decrease) in net assets from operations	918,831	10,521,683

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Cambria Value and Momentum ETF
	Year ended April 30, 2025	Year ended April 30, 2024

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(580,310)	(592,601)
From return of capital	(352,764)	—
Total distributions to shareholders	(933,074)	(592,601)

CAPITAL TRANSACTIONS:
Subscriptions	8,883,441	39,441,240
Redemptions	(18,545,925)	(51,657,478)
Net increase (decrease) in net assets from capital transactions	(9,662,484)	(12,216,238)

NET INCREASE (DECREASE) IN NET ASSETS	(9,676,727)	(2,287,156)

NET ASSETS:
Beginning of the year	61,749,199	64,036,355
End of the year	$52,072,472	$61,749,199

SHARES TRANSACTIONS
Subscriptions	300,000	1,400,000
Redemptions	(650,000)	(1,850,000)
Total increase (decrease) in shares outstanding	(350,000)	(450,000)

a)       Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

Financial Highlights

Cambria Cannabis ETF

	Year ended April 30,
	2025		2024		2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$6.76		$6.22		$9.89	$18.86	$11.30

INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.23		0.24	0.25	0.47
Net realized and unrealized gain (loss) on investments(b)	(1.70)		0.54		(3.69)	(8.87)	7.63
Total from investment operations	(1.57)		0.77		(3.45)	(8.62)	8.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)		(0.23)		(0.22)	(0.35)	(0.54)
Total distributions	(0.28)		(0.23)		(0.22)	(0.35)	(0.54)
Net asset value, end of year	$4.91		$6.76		$6.22	$9.89	$18.86

TOTAL RETURN	-23.68%		12.97%		-35.04%	-46.49%	73.84%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$12,518		$11,161		$11,189	$19,780	$38,671
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.59%		0.59%		0.59%	0.59%	0.59%
After expense reimbursement/recoupment	—	%(c)	0.35	%(d)	0.42%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets	2.32%		3.96%		3.17%	1.80%	2.94%
Portfolio turnover rate(e)	33%		13%		23%	46%	8%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	The Investment Adviser has contractually agreed to waive 0.17% of its advisory fee, on an annualized basis, through at least August 31, 2025, unless otherwise terminated by the Board. Additionally, effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounted to 0.42%.

The accompanying notes are an integral part of these financial statements.

(d)	Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.24%.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria Emerging Shareholder Yield ETF

	Year ended April 30,
	2025	2024		2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$34.08	$28.61		$30.22	$39.13	$24.97

INVESTMENT OPERATIONS:
Net investment income(a)	1.35	1.39		1.77	1.81	1.27
Net realized and unrealized gain (loss) on investments(b)	(2.20)	5.83		(1.44)	(8.01)	14.04
Total from investment operations	(0.85)	7.22		0.33	(6.20)	15.31

LESS DISTRIBUTIONS FROM:
Net investment income	(1.41)	(1.75)		(1.57)	(2.16)	(1.00)
Net realized gains	—	—		(0.37)	(0.55)	—
Return of capital	—	—		—	—	(0.15)
Total distributions	(1.41)	(1.75)		(1.94)	(2.71)	(1.15)
ETF transaction fees per share	0.01	—		—	—	—
Net asset value, end of year	$31.83	$34.08		$28.61	$30.22	$39.13

TOTAL RETURN	-2.66%	26.51	%(c)	1.64%	-16.81%	63.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$491,711	$352,775		$175,975	$93,680	$62,614
Ratio of expenses to average net assets	0.65%	0.63%		0.66%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets	4.11%	4.60%		6.49%	5.14%	4.00%
Portfolio turnover rate(d)	22%	32%		43%	45%	29%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	The total return for the period includes the impact of financial statement adjustments. This return differs from the actual performance a shareholder experienced over the period.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria Fixed Income Trend ETF

Period ended April 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.08

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.02
Net realized and unrealized gain (loss) on investments(d)	(0.64)
Total from investment operations	(0.62)

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net asset value, end of period	$24.46

TOTAL RETURN(e)	-2.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,843
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	0.49%
After expense reimbursement/recoupment(f)(g)	—%
Ratio of net investment income (loss) to average net assets(f)(g)	0.74%
Portfolio turnover rate(e)(h)	103%

The accompanying notes are an integral part of these financial statements.

(a)	Inception date of the Fund was March 27, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria Foreign Shareholder Yield ETF

	Year ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$26.79	$25.19	$26.18	$27.65	$17.86

INVESTMENT OPERATIONS:
Net investment income(a)	1.16	1.31	1.54	1.28	0.75
Net realized and unrealized gain (loss) on investments(b)	0.06	1.77	(1.01)	(1.32)	9.86
Total from investment operations	1.22	3.08	0.53	(0.04)	10.61

LESS DISTRIBUTIONS FROM:
Net investment income	(1.16)	(1.48)	(1.52)	(1.43)	(0.82)
Total distributions	(1.16)	(1.48)	(1.52)	(1.43)	(0.82)

ETF transaction fees per share	0.00 (c)	—	—	—	—
Net asset value, end of year	$26.85	$26.79	$25.19	$26.18	$27.65

TOTAL RETURN	4.82%	12.94%	2.72%	-0.31%	60.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$335,607	$271,939	$187,654	$66,755	$30,416
Ratio of expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	4.38%	5.25%	6.56%	4.68%	3.29%
Portfolio turnover rate(d)	52%	44%	34%	63%	59%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria Global Asset Allocation ETF

	Year ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$28.23	$26.99	$28.71	$31.55	$24.36

INVESTMENT OPERATIONS:
Net investment income(a)(b)	1.16	1.05	1.11	1.99	0.58
Net realized and unrealized gain (loss) on investments(c)	0.86	1.24	(1.61)	(2.85)	7.33
Total from investment operations	2.02	2.29	(0.50)	(0.86)	7.91

LESS DISTRIBUTIONS FROM:
Net investment income	(1.18)	(1.05)	(1.07)	(1.98)	(0.72)
Net realized gains	—	—	(0.15)	—	—
Return of capital	(0.03)	—	—	—	—
Total distributions	(1.21)	(1.05)	(1.22)	(1.98)	(0.72)
Net asset value, end of year	$29.04	$28.23	$26.99	$28.71	$31.55

TOTAL RETURN	7.22%	8.63%	-1.58%	-3.01%	33.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Cambria Global Asset Allocation ETF

	Year ended April 30,
	2025		2024	2023	2022	2021
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$53,730		$53,631	$51,272	$45,933	$52,061
Ratio of expenses to average net assets(d)	0.00	%(e)	—%	—%	—%	—%
Ratio of tax expenses to average net assets	0.00	%(e)	—%	—%	—%	—%
Ratio of net investment income (loss) to average net assets(d)	4.00%		3.84%	4.08%	6.36%	2.07%
Portfolio turnover rate(f)	8%		13%	—%	8%	20%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(d)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(e)	Amount represents less than 0.005%.

(f)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria Global Momentum ETF

	Year ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$28.20	$28.02	$31.37	$29.73	$23.07

INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.47	0.93	0.65	1.28	0.29
Net realized and unrealized gain (loss) on investments(c)	0.98	0.16	(3.42)	1.68	6.69
Total from investment operations	1.45	1.09	(2.77)	2.96	6.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.89)	(0.58)	(1.25)	(0.30)
Return of capital	(0.45)	(0.02)	—	(0.07)	(0.02)
Total distributions	(0.98)	(0.91)	(0.58)	(1.32)	(0.32)
Net asset value, end of year	$28.67	$28.20	$28.02	$31.37	$29.73

TOTAL RETURN	5.16%	3.98%	-8.81%	10.19%	30.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$106,085	$136,760	$177,952	$81,563	$62,434
Ratio of expenses to average net assets(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(d)	1.60%	3.38%	2.25%	4.19%	1.13%
Portfolio turnover rate(e)	135%	166%	307%	69%	115%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(d)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions..

Financial Highlights

Cambria Global Real Estate ETF

	Year ended April 30,				Period ended April 30,
	2025	2024	2023	2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of year	$23.59	$24.45	$29.767	$31.66	$25.00

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Cambria Global Real Estate ETF

	Year ended April 30,						Period ended April 30,
	2025		2024		2023	2022	2021(a)
INVESTMENT OPERATIONS:
Net investment income(b)	1.12		1.00		1.12	0.56	0.56
Net realized and unrealized gain (loss) on investments	0.81	(c)	(0.36)		(5.44)	0.99 (c)	6.51
Total from investment operations	1.93		0.64		(4.32)	1.55	7.07

LESS DISTRIBUTIONS FROM:
Net investment income	(1.93)		(1.50)		(0.99)	(2.76)	(0.41)
Net realized gains	—		—		—	(0.49)	—
Return of capital	(0.14)		—		—	(0.20)	—
Total distributions	(2.07)		(1.50)		(0.99)	(3.45)	(0.41)

ETF transaction fees per share	0.00	(d)	—		—	—	—
Net asset value, end of period	$23.45		$23.59		$24.45	$29.76	$31.66

TOTAL RETURN(e)	8.05%		2.68%		-14.47%	4.70%	28.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36,349		$22,411		$25,671	$23,809	$14,245
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.59%		0.59%		0.59%	0.59%	0.59%
After expense reimbursement/recoupment(f)	—	%(g)	0.49	%(h)	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	4.48%		4.15%		4.29%	3.00%	3.19%
Portfolio turnover rate(e)(i)	92%		77%		94%	120%	51%

(a)	Inception date of the Fund was September 23, 2020.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.59%.

(h)	Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.10%.

(i)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria Global Value ETF

	Year ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$21.62	$20.75	$20.48	$22.96	$16.37

INVESTMENT OPERATIONS:
Net investment income(a)	1.22	1.05	1.03	0.96	0.53
Net realized and unrealized gain (loss) on investments(b)	3.55	0.98	0.24	(2.60)	6.44
Total from investment operations	4.77	2.03	1.27	(1.64)	6.97

LESS DISTRIBUTIONS FROM:
Net investment income	(0.97)	(1.16)	(1.00)	(0.84)	(0.38)
Total distributions	(0.97)	(1.16)	(1.00)	(0.84)	(0.38)

ETF transaction fees per share	0.01	—	—	—	—
Net asset value, end of year	$25.43	$21.62	$20.75	$20.48	$22.96

TOTAL RETURN	23.06%	10.33%	6.97%	-7.47%	43.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$188,176	$104,848	$137,978	$102,386	$122,851
Ratio of expenses to average net assets	0.66%	0.64%	0.67%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets	5.50%	5.15%	5.48%	4.19%	2.75%
Portfolio turnover rate(c)	8%	36%	94%	3%	14%

The accompanying notes are an integral part of these financial statements.

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria LargeCap Shareholder Yield ETF

Period ended April 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.49
Net realized and unrealized gain (loss) on investments(c)	(0.63)
Total from investment operations	(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)
Total distributions	(0.35)
Net asset value, end of period	$24.51

TOTAL RETURN(d)	-0.62%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,290
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.59%
After expense reimbursement/recoupment(e)	0.43%
Ratio of net investment income (loss) to average net assets(e)	2.40%
Portfolio turnover rate(d)(f)	23%

(a)	Inception date of the Fund was July 11, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria Micro and SmallCap Shareholder Yield ETF

	Year ended	Period ended
	April 30,	April 30,
	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.41	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.78	0.25
Net realized and unrealized gain (loss) on investments(c)	(3.18)	0.33
Total from investment operations	(2.40)	0.58

LESS DISTRIBUTIONS FROM:
Net investment income	(1.43)	(0.17)
Return on capital	(0.44)	—
Total distributions	(1.87)	(0.17)
Net asset value, end of period	$21.14	$25.41

TOTAL RETURN(d)	-10.20%	2.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,040	$26,685
Ratio of expenses to average net assets:

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Cambria Micro and SmallCap Shareholder Yield ETF

	Year ended		Period ended
	April 30,		April 30,
	2025		2024(a)
Before expense reimbursement/recoupment(e)	0.59%		0.59%
After expense reimbursement/recoupment(e)	—	%(f)	0.20	%(g)
Ratio of net investment income (loss) to average net assets(e)	2.98%		2.99%
Portfolio turnover rate(d)(h)	51%		8%

(a)	Inception date of the Fund was January 4, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.59%

(g)	Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.39%

(h)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria Shareholder Yield ETF

	Year ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$68.94	$58.14	$60.89	$62.48	$29.82

INVESTMENT OPERATIONS:
Net investment income(a)	1.47	1.29	1.48	1.17	0.88
Net realized and unrealized gain (loss) on investments(b)	(8.53)	10.75	(2.54)	(1.27)	32.60
Total from investment operations	(7.06)	12.04	(1.06)	(0.10)	33.48

LESS DISTRIBUTIONS FROM:
Net investment income	(1.41)	(1.24)	(1.40)	(1.23)	(0.82)
Net realized gains	—	—	(0.29)	(0.26)	—
Total distributions	(1.41)	(1.24)	(1.69)	(1.49)	(0.82)
Net asset value, end of year	$60.47	$68.94	$58.14	$60.89	$62.48

TOTAL RETURN	-10.44%	20.84%	-1.59%	-0.21%	113.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$919,155	$1,182,263	$718,054	$514,534	$278,023
Ratio of expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	2.12%	2.00%	2.42%	1.85%	1.95%
Portfolio turnover rate(c)	42%	50%	41%	51%	37%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(c)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria Tactical Yield ETF

	Year ended	Period ended
	April 30,	April 30,
	2025	2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.22	$25.00

INVESTMENT OPERATIONS:
Net investment income(b)	1.23	0.41
Net realized and unrealized gain (loss) on investments(c)	0.04	(0.05)
Total from investment operations	1.27	0.36

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Cambria Tactical Yield ETF

	Year ended April 30, 2025		Period ended April 30, 2024(a)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.07)		(0.14)
Total distributions	(1.07)		(0.14)
Net asset value, end of period	$25.42		$25.22

TOTAL RETURN(d)	5.12%		1.45%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$44,483		$13,870
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.59%		0.59%
After expense reimbursement/recoupment(e)	–	%(f)	0.18	%(g)
Ratio of net investment income (loss) to average net assets(e)	4.84%		5.03%
Portfolio turnover rate(d)(h)	–%		–%

(a)	Inception date of the Fund was January 4, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.59%.

(g)	Effective March 1, 2024, the Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million, which amounts to 0.41%.

(h)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria Tail Risk ETF

	Year ended April 30,
	2025	2024	2023	2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of year	$11.81	$14.62	$16.92	$18.74	$22.65

INVESTMENT OPERATIONS:
Net investment income(b)	0.37	0.42	0.29	0.13	0.04
Net realized and unrealized gain (loss) on investments(c)	0.88	(2.77)	(2.27)	(1.84)	(3.92)
Total from investment operations	1.25	(2.35)	(1.98)	(1.71)	(3.88)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.46)	(0.32)	(0.11)	(0.03)
Total distributions	(0.32)	(0.46)	(0.32)	(0.11)	(0.03)
Net asset value, end of year	$12.74	$11.81	$14.62	$16.92	$18.74

TOTAL RETURN	10.87%	-16.28%	-11.86%	-9.14%	-17.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$161,130	$82,098	$224,372	$404,422	$281,995
Ratio of expenses to average net assets	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	3.16%	3.21%	1.80%	0.69%	0.18%
Portfolio turnover rate(d)	86%	13%	129%	60%	155%

(a)	Prior to March 15, 2021, the Cambria Global Tail Risk ETF was known as the Cambria Sovereign Bond ETF.

(b)	Net investment income per share has been calculated based on average shares outstanding during the years.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Cambria Trinity ETF

	Year ended April 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$25.50	$24.81	$26.82	$27.36	$21.32

INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.78	0.93	0.89	1.59	0.42
Net realized and unrealized gain (loss) on investments(c)	(0.15)	0.70	(1.96)	(0.51)	6.07
Total from investment operations	0.63	1.63	(1.07)	1.08	6.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.79)	(0.91)	(0.64)	(1.60)	(0.45)
Net realized gains	–	(0.03)	(0.30)	(0.02)	–
Total distributions	(0.79)	(0.94)	(0.94)	(1.62)	(0.45)
Net asset value, end of year	$25.34	$25.50	$24.81	$26.82	$27.36

TOTAL RETURN	2.44%	6.72%	-3.99%	3.98%	30.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$108,962	$107,111	$119,100	$50,958	$43,778
Ratio of expenses to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(d)	3.01%	3.73%	3.54%	5.78%	1.77%
Portfolio turnover rate(e)	66%	69%	102%	26%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

(d)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

Financial Highlights

Cambria Value and Momentum ETF

	Year ended April 30,
	2025		2024		2023		2022	2021
PER SHARE DATA:

Net asset value, beginning of year	$28.72		$24.63		$26.22		$23.21	$16.64

INVESTMENT OPERATIONS:
Net investment income(a)	0.31		0.25		0.54		0.25	0.14
Net realized and unrealized gain (loss) on investments(b)	0.41		4.10		(1.66)		3.02	6.63
Total from investment operations	0.72		4.35		(1.12)		3.27	6.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)		(0.26)		(0.47)		(0.26)	(0.20)
Return of capital	(0.19)		–		–		–	–
Total distributions	(0.51)		(0.26)		(0.47)		(0.26)	(0.20)
Net asset value, end of year	$28.93		$28.72		$24.63		$26.22	$23.21

TOTAL RETURN	2.52%		17.75%		-4.34%		14.17%	41.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$52,072		$61,749		$64,036		$31,469	$18,567
Ratio of expenses to average net assets	0.64	%(c)	0.64	%(c)	0.61	%(d)	0.59%	0.61	%(d)
Ratio of broker expense to average net assets	0.05%		0.05%		0.02%		–%	0.02%
Ratio of operational expenses to average net assets excluding broker expense	0.59%		0.59%		0.59%		0.59%	0.59%
Ratio of net investment income (loss) to average net assets	1.06%		0.94%		2.00%		1.02%	0.70%
Portfolio turnover rate(e)	86%		63%		71%		78%	97%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

(c)	Includes broker expense of 0.05%.

(d)	Includes broker expense of 0.02%.

(e)	Portfolio turnover rate does not include securities received or delivered from processing creations and redemptions.

The accompanying notes are an integral part of these financial statements.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011, as an open−end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Cannabis ETF, Cambria Emerging Shareholder Yield ETF, Cambria Fixed Income Trend ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Asset Allocation ETF, Cambria Global Momentum ETF, Cambria Global Real Estate ETF, Cambria Global Value ETF, Cambria LargeCap Shareholder Yield ETF, Cambria Micro and SmallCap Shareholder Yield ETF, Cambria Shareholder Yield ETF, Cambria Tactical Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF, and Cambria Value and Momentum ETF (“Cannabis ETF”, “Emerging Shareholder Yield ETF”, ‘Fixed Income Trend ETF”, “Foreign Shareholder Yield ETF”, “Global Asset Allocation ETF”, “Global Momentum ETF”, “Global Real Estate ETF”, “Global Value ETF”, “LargeCap Shareholder Yield ETF”, “Micro and SmallCap Shareholder Yield ETF”, “Shareholder Yield ETF”, “Tactical Yield ETF”, “Tail Risk ETF”, “Trinity ETF”, and “Value and Momentum ETF”, respectively, and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. Tidal Investments LLC (the “Sub−Adviser”), a Tidal Financial Group company, serves as the sub−adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified and actively managed.

The investment objective of Cannabis ETF is to seek capital appreciation from investments in the global equity markets that have exposure to the broad cannabis industry. The Cannabis ETF inception date was July 24, 2019.

The investment objective of Emerging Shareholder Yield ETF is to seek income and capital appreciation. The Emerging Shareholder Yield ETF inception date was July 13, 2016.

The investment objective of Fixed Income Trend ETF is to seek income and capital appreciation. The Fixed Income Trend ETF inception date was March 27, 2025.

The investment objective of Foreign Shareholder Yield ETF is to seek income and capital appreciation. The Foreign Shareholder Yield ETF inception date was December 2, 2013.

The investment objective of Global Asset Allocation ETF is to seek income and capital appreciation. The Global Asset Allocation ETF inception date was December 9, 2014.

The investment objective of Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Global Momentum ETF inception date was November 3, 2014.

The investment objective of Global Real Estate ETF is to seek income and capital appreciation. The Global Real Estate ETF inception date was September 23, 2020.

The investment objective of Global Value ETF is to seek income and capital appreciation. The Global Value ETF inception date was March 11, 2014.

The investment objective of LargeCap Shareholder Yield ETF is to seek income and capital appreciation. The LargeCap Shareholder Yield ETF inception date was July 11, 2024.

The investment objective of Micro and SmallCap Shareholder Yield ETF is to seek income and capital appreciation. The Micro and SmallCap Shareholder Yield ETF inception date was January 3, 2024.

The investment objective of Shareholder Yield ETF is to seek income and capital appreciation. The Shareholder Yield ETF inception date was May 13, 2013.

The investment objective of Tactical Yield ETF is to seek income and capital appreciation. The Tactical Yield ETF inception date was January 3, 2024.

The investment objective of Tail Risk ETF is to seek to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Tail Risk ETF inception date was April 5, 2017.

The investment objective of Trinity ETF is to seek income and capital appreciation. The Trinity ETF inception date was September 10, 2018.

The investment objective of Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Value and Momentum ETF inception date was September 8, 2015.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called (“Creation Units”). Creation Units are to be issued and redeemed principally in−kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services − Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market ( “NASDAQ”), including securities traded over−the−counter (“OTC”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third−party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third−party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker−supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third−party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued at the mean between the last bid and ask prices reported from the options exchange on which such options are listed. If there is no reported sale, long options positions are valued at the most recent bid price and short option positions are valued at the most recent ask price.

Forward currency contracts and swap contracts are generally valued based on the marked−to−market value of the contract. Pricing services, approved and monitored pursuant to a policy approved by the Funds’ Board, provide market quotations based on both market prices and indicative bids.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser serve as its “Valuation Designee” and perform fair value determinations on behalf of all series of the Trust, subject to the Board’s supervision and direction. The following securities may be fair valued by the Valuation Designee: (1) securities for which market quotations are insufficient or not readily available; (2) securities for which, in the judgment of the Valuation Designee, the prices or values do not represent the fair value of the instrument; and (3) securities deemed to be illiquid. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de−listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government−imposed restrictions. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the current price at which the asset may be sold. Fair value estimates are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors.

Under Rule 2a−5 of the 1940 Act, a fair value is determined by the Valuation Designee (as defined in Rule 2a−5) in accordance with the Pricing and Valuation Policy and Fair Valuation Procedures, as applicable, of the Investment Adviser, subject to oversight by the Board. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 − Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 − Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

●	Level 3 − Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Cannabis ETF Assets Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$6,922,127	$—	$—	$6,922,127
Real Estate Investment Trusts	122,145	—	$—	122,145
Money Market Funds	1,329,155	—	$—	1,329,155
Total Assets	$8,373,427	$—	$—	$8,373,427

Other Financial Instruments(a):
Liabilities
Total Return Swaps	$—	$—	$—	$—
Total Liabilities	$—	$—	$—	$—

(a)	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of April 30, 2025.

Emerging Shareholder Yield ETF Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$484,042,239	$—	$5	(a)	$484,042,244
Money Market Funds	3,239,216	—	—		3,239,216
Total Assets	$487,281,455	$—	$5		$487,281,460

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Fixed Income Trend ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,767,749	$—	$—	$12,767,749
Money Market Funds	74,623	—	—	74,623
Total Assets	$12,842,372	$—	$—	$12,842,372

Foreign Shareholder Yield ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$327,191,287	$—	$—	$327,191,287
Investments Purchased with Proceeds from Securities Lending	7,756,475	—	—	7,756,475
Money Market Funds	1,924,259	—	—	1,924,259
Total Investments in Securities	$336,872,021	$—	$—	$336,872,021

Global Asset Allocation ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$53,523,036	—	$—	$53,523,036
Investments Purchased with Proceeds from Securities Lending	9,505,960	—	—	9,505,960
Money Market Funds	193,625	—	—	193,625
Total Assets	$63,222,621	$—	$—	$63,222,621

Global Momentum ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$105,631,435	$—	$—	$105,631,435
Investments Purchased with Proceeds from Securities Lending	4,212,450	—	—	4,212,450
Money Market Funds	495,769	—	—	495,769
Total Assets	$110,339,654	$—	$—	$110,339,654

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

Global Real Estate ETF Investments in Securities	Level 1	Level 2	Level 3		Total
Real Estate Investment Trusts	$33,670,259	$—	$—	(a)	$33,670,259
Common Stocks	864,634	—	—		864,634
Money Market Funds	1,141,315	—	—		1,141,315
Total Assets	$35,676,208	$—	$—		35,676,208

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Global Value ETF Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$172,841,700	$—	$—	(a)	$172,841,700
Preferred Stocks	4,770,502	—	—		4,770,502
Real Estate Investment Trusts	1,201,644	—	—		1,201,644
Money Market Funds	6,405,421	—	—		6,405,421
Total Investments in Securities	$185,219,267	$—	$—		$185,219,267

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Large Cap Shareholder Yield ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$4,263,949	$—	$—	$4,263,949
Money Market Funds	9,749	—	—	9,749
Total Assets	$4,273,698	$—	$—	$4,273,698

Micro and SmallCap Shareholder Yield ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$9,697,003	$—	$—	$9,697,003
Closed End Funds	98,153	—	—	98,153
Investments Purchased with Proceeds from Securities Lending	77,420	—	—	77,420
Money Market Funds	225,701	—	—	225,701
Total Assets	$10,098,277	$—	$—	$10,098,277

Shareholder Yield ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$911,231,253	$—	$—	$911,231,253
Investments Purchased with Proceeds from Securities Lending	4,761,649	—	—	4,761,649
Money Market Funds	7,413,304	—	—	7,413,304
Total Investments in Securities	$923,406,206	$—	$—	$923,406,206

Tactical Yield ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Money Market Funds	$50,904	$—	$—	$50,904
U.S. Treasury Bills	—	44,432,448	—	$44,432,448
Total Assets	$50,904	$44,432,448	$—	$44,483,352

Tail Risk ETF Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$123,330,198	$—	$123,330,198
Options Purchased	12,115,875	—	—	12,115,875
Money Market Funds	17,181,354	—	—	17,181,354
Total Assets	$29,297,229	$123,330,198	$—	$152,627,427

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

Trinity ETF Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$108,524,940	$—	$—	$108,524,940
Investments Purchased with Proceeds from Securities Lending	6,535,676	—	—	6,535,676
Money Market Funds	416,544	—	—	416,544
Total Assets	$115,477,160	$—	$—	$115,477,160

Value and Momentum ETF Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$41,347,788	$—	$93,767	(a)	$41,441,555
Real Estate Investment Trusts	504,034	—	—		504,034
Investments Purchased with Proceeds from Securities Lending	375,637	——	—		375,637
Money Market Funds	3,634,204	——	—		3,634,204
Total Assets	$45,861,663	$—	$93,767		$45,955,430
Other Financial Instruments(b):
Assets
Futures	$948,432	$—	$—		$948,432
Total Assets	$948,432	$—	$—		$948,432

(a)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(b)	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of April 30, 2025.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

Futures Contracts — Consistent with its investment objective and strategies, Value and Momentum ETF utilized futures contracts during the year ended April 30, 2025. The Value and Momentum ETF’s investment in futures contracts is designed to enable it to more closely approximate the performance of its benchmark index. Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance its returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked−to−market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. If a margin deposit was made upon entering into futures contracts, it is included in Deposit at Broker for other investments on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include: 1) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; 2) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date; 3) Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction and; 4) losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Options Written/Purchased — The Value and Momentum ETF and Tail Risk ETF may invest in equity options contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Value and Momentum ETF may use options to hedge up to 100% of the value of its long portfolio in an attempt to avoid overvalued and downtrending markets. A Fund may also invest in equity option contracts to enhance its returns. The Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one−month periods. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. There is risk that a Fund may pay a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

Swaps Contracts — Swap contracts are agreements among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of an underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), commodities, and foreign currencies, and may increase or decrease the overall volatility of the Fund’s investments and its Share price.

The fair value of derivative instruments as of April 30, 2025:

	Asset Derivatives			Liabilities Derivatives
Risk Exposure	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Cannabis ETF
Equity Contracts (Total Return Swaps)	Unrealized appreciation on swaps	N/A		Unrealized depreciation on swaps	N/A
Total

Tail Risk ETF
Equity Contracts (Purchased Options)	Investments, at value	$12,115,875		Investments, at value	N/A
Total		$12,115,875

Value and Momentum ETF
Equity Risk (Futures Contracts)	Unrealized appreciation on futures contracts	$948,432	*	Unrealized depreciation on futures contracts	N/A
Total		$948,432	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedules of Investments. Only current day’s variation margin for futures contracts are reported within the Statements of Assets and Liabilities.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

The effect of derivative instruments on the Statements of Operations for the year ended April 30, 2025:

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Cannabis ETF
	Net Realized Gain (Loss) on Swap contracts
Equity Risk (Swap Contracts)	Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts	$(4,511,648)	$0	*
Total		$(4,511,648)	$0	*

Tail Risk ETF
Equity Contracts (Purchased Options)**	Net Realized Gain (Loss) on Investments in Unaffiliated Issuers/ Net Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers	$(614,255)	$1,515,939
Total		$(614,255)	$1,515,939

Value and Momentum ETF
Equity Risk (Futures Contracts)	Net Realized Gain (Loss) on Futures Contracts/Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts	$(758,275)	$172,394
Total		$(758,275)	$172,394

*	Does not round to $1.
**	Purchased options are included within net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments.

The monthly average notional value of long swap contracts during the year ended April 30, 2025, for Cannabis ETF was $3,677,418. The average notional amount of purchased option contracts during the year ended April 30, 2025, for Tail Risk ETF was $279,556,923. The monthly average notional value of the short equity futures contracts during the year ended April 30, 2025, for the Value and Momentum ETF was ($26,450,694).

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current year. However, management’s conclusions regarding tax positions may be subject to review and adjusted at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of the year/period ended April 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable. During the year/period, the Funds did not incur any interest or penalties.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

Expenses — All organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as dividend income in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends and foreign capital gains tax have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

Foreign Taxes — The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares (except for the Micro and SmallCap Shareholder Yield ETF, the LargeCap Shareholder Yield ETF, and the Fixed Income Trend ETF which transact in groups of 25,000 shares) called creation units. Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

ALPS Distributors Inc. (the “Distributor”), the Funds’ Distributor, has entered into participant agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Funds.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the year/period ended April 30, 2025:

Fund	Creation Unit Shares	Creation Fee	Value	Redemption Fee	Variable Charge
Cannabis ETF	50,000	$500	$245,500	$500	Up to 2.0%
Emerging Shareholder Yield ETF	50,000	3,500	1,591,500	3,500	Up to 2.0%
Fixed Income Trend ETF	25,000	300	611,500	300	Up to 2.0%
Foreign Shareholder Yield ETF	50,000	2,500	1,342,500	2,500	Up to 2.0%
Global Asset Allocation ETF	50,000	500	1,452,000	500	None
Global Momentum ETF	50,000	500	1,433,500	500	Up to 2.0%
Global Real Estate ETF	50,000	1,500	1,172,500	1,500	Up to 2.0%
Global Value ETF	50,000	3,500	1,271,500	3,500	Up to 2.0%
LargeCap Shareholder Yield ETF	25,000	300	612,750	300	Up to 2.0%
Micro and SmallCap Shareholder Yield ETF	25,000	300	528,500	300	Up to 2.0%
Shareholder Yield ETF	50,000	700	3,023,500	700	None
Tactical Yield ETF	50,000	300	1,271,000	300	Up to 2.0%
Tail Risk ETF	50,000	500	637,000	500	None
Trinity ETF	50,000	300	1,267,000	300	None
Value and Momentum ETF	50,000	700	1,446,500	700	None

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable Deposit Securities. In these circumstances, the Funds may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities. Amounts are disclosed as segregated cash balances with Authorized Participants for Deposit Securities and payable for collateral upon return of Deposit at Broker for other investments on the Statements of Assets and Liabilities.

Illiquid Securities — A security is considered illiquid if a Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash and cash equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect, or potential effect, of netting arrangements on the Funds for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement, or similar agreement, or meet the following criteria to offset assets and liabilities: 1) the amounts owed by a Fund to another party are determinable; 2) a Fund has the right to offset the amounts owed with the amounts owed by the other party; 3) a Fund intends to offset assets and liabilities, which can be enforced by law.

As of April 30, 2025, the Funds’ financial instruments and derivative instruments are not subject to a master netting arrangement. See Note 9 for offsetting related to securities lending.

4. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Advisory Agreement”) with respect to the Funds. Pursuant to the Advisory Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on their average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59% (except for the Fixed Income Trend ETF, which pays an annual advisory fee rate of 0.49% of daily net assets), excluding the Global Asset Allocation ETF and Trinity ETF, neither of which is charged an advisory fee.

With respect to each Fund, except the Global Value ETF and Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Global Value ETF and Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Global Value ETF and Emerging Shareholder Yield ETF may pay up to 0.10% of each Funds average daily net assets in custody fees. The Advisory Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Cannabis ETF has contractually agreed to waive 0.17% of its advisory fee, on an annualized basis, through at least August 31, 2025, unless otherwise terminated by the Board. The waived fees are not eligible for recapture by the Investment Adviser. The Investment Adviser has agreed to a voluntarily waiver of the advisory fees on Funds with net assets under $50 million. During the year/period ended April 30, 2025, the Investment Adviser voluntarily waived the following:

Fund	Fees Waived
Cannabis ETF	$81,731	(a)
Fixed Income Trend ETF	4,582
Global Real Estate ETF	197,842
LargeCap Shareholder Yield ETF	11,161
Micro and SmallCap ETF	166,940
Tactical Yield ETF	122,946

(a) Total fees waived includes the contractual waiver and voluntary waiver, which amounted to 0.17% and 0.42%, respectively.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

These voluntary waivers are in addition to the Cannabis ETF’s contractual fee waiver/expense limitation agreement discussed above and may be discontinued at any time. The fees waived are not eligible for recapture by the Investment Adviser. Additionally, the Investment Adviser earned $313,401 in Investment Advisory Fees from the Global Momentum ETF related to the Fund’s investment in affiliated funds, which is included in the total amount of Investment Advisory Fees presented in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee of 0.03% on the first $2 billion of the Funds aggregate average daily net assets and 0.025% of average daily net assets over $2 billion by the Adviser, which is calculated and paid monthly. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal.

Administrator, Custodian and Transfer Agent — Tidal ETF Services LLC ( “Tidal”) serves as the Funds’ Administrator and, in that capacity, performs various administrative and management services for the Funds, and prepares reports and materials to be supplied to the Board.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings and reports for the Funds, including regulatory compliance monitoring and financial reporting; and monitors the activities of the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds, as applicable. BBH also serves as a custodian for certain securities pursuant to a custodian agreement.

Distribution Agreement — The Distributor serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the Trust are affiliated with the Investment Adviser, Sub-Adviser and Administrator.

5. INVESTMENT TRANSACTIONS

For the year or period ended April 30, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. government and short-term securities, were:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cannabis ETF	$2,526,637	$5,258,462
Emerging Shareholder Yield ETF	226,016,614	97,021,312
Fixed Income Trend ETF	7,575,948	7,599,071
Foreign Shareholder Yield ETF	166,366,413	162,496,506
Global Asset Allocation ETF	4,358,549	4,420,674
Global Momentum ETF	157,062,278	158,425,058
Global Real Estate ETF	29,871,272	29,376,157
Global Value ETF	30,487,717	8,218,624
LargeCap Shareholder Yield ETF	1,996,295	1,973,572
Micro and SmallCap Shareholder Yield ETF	14,005,759	14,854,423
Shareholder Yield ETF	501,863,795	499,768,709
Tactical Yield ETF	—	—
Tail Risk ETF	89,817,137	66,480,931
Trinity ETF	72,336,047	72,531,711
Value and Momentum ETF	40,590,804	44,251,503

For the year ended April 30, 2025, the Tail Risk ETF had purchases and sales of U.S. government securities of $105,997,498 and $60,527,642, respectively.

During the year or period ended April 30, 2025, the Funds realized net capital gains (losses) resulting from redemptions in-kind in which Authorized Participants exchange Fund Shares for securities held by the fund rather than for cash. Because such gains are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from accumulated gains to paid-in capital.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

For the year or period ended April 30, 2025, in-kind transactions associated with creations and redemptions were:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Net Realized Gain/(Loss)
Cannabis ETF	$3,737,629	$811,386	$182,299
Emerging Shareholder Yield ETF	54,751,233	6,439,873	1,952,669
Fixed Income Trend ETF	13,071,503	—	—
Foreign Shareholder Yield ETF	156,879,148	99,980,517	22,885,858
Global Asset Allocation ETF	4,324,625	5,814,738	757,397
Global Momentum ETF	23,321,609	56,608,591	7,806,400
Global Real Estate ETF	30,083,335	16,913,014	2,533,537
Global Value ETF	44,411,800	8,347,935	1,264,995
LargeCap Shareholder Yield ETF	14,537,233	9,012,121	(516,208)
Micro and SmallCap Shareholder Yield ETF	15,410,313	28,475,399	837,658
Shareholder Yield ETF	172,272,759	288,699,071	31,624,200
Tactical Yield ETF	—	—	1,555
Tail Risk ETF	26,799,529	8,743,458	142,021
Trinity ETF	16,700,824	13,856,096	1,882,008
Value and Momentum ETF	7,712,681	16,667,548	3,841,691

6. PRINCIPAL INVESTMENT RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading ‘‘Principal Risks.’’ Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Buyback Risk. When a company repurchases its shares from the marketplace through share buybacks, investors may perceive this action to be a reflection of management’s belief that company shares are undervalued, but there is no guarantee that the price of a company’s stock will increase after the company announces a buyback. Accordingly, share buybacks may not be an accurate predictor of a company’s value or future share performance.

Cannabis Industry Risk. Cannabis Companies are subject to various laws and regulations that may differ at the local and federal level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing, impact the market for cannabis industry sales and services, and set limitations on marijuana use, production, processing, transportation, sale, marketing and storage. Cannabis Companies may also be required to secure permits and authorizations from government agencies to cultivate, process, transport, store, market, sell or research marijuana. In addition, Cannabis Companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries. The Cannabis ETF invests in publicly-traded Cannabis Companies primarily listed and traded on a national securities exchange that operates in a jurisdiction where the Cannabis Companies’ cannabis-related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

U.S. Regulation of Marijuana. Although the medical use of marijuana is legal in more than half of the states as well as the District of Columbia and non-medical use of marijuana is legal in an increasing number of states and the District of Columbia, the possession and use of marijuana remains illegal under U.S. federal law. Actions by federal regulatory agencies, such as increased enforcement of federal marijuana laws and the prosecution of nonviolent federal drug crimes by the U.S. Department of Justice (“DOJ”), could produce a chilling effect on the industry’s growth and further discourage banks from expanding their services to cannabis-related companies where such services are currently limited, notwithstanding cannabis banking guidance provided by the Financial Crimes Enforcement Network of the U.S. Department of Treasury (“FINCEN”). This conflict between the regulation of marijuana under federal and state law creates volatility and risk for all Cannabis Companies. In particular, the stepped up enforcement of marijuana laws by the federal government would adversely affect the value of the Fund’s U.S. investments, if any, as well as the Fund’s future ability to invest in Cannabis Companies primarily listed and traded on a U.S. national securities exchange and/or engaged in cannabis-related businesses in the U.S. Cannabis Companies that engage in legal medical or pharmaceutical research or the legal production and distribution of controlled substances such as marijuana must be registered with the Drug Enforcement Administration (“DEA”) to perform such activities. Further, the DEA has no obligation to ever issue such registration to cannabis or marijuana products. In addition, although the DOJ published a notice of proposed rulemaking with the Federal Register on May 21, 2024, to initiate a formal rulemaking process to reconsider rescheduling marijuana under the Controlled Substances Act (“CSA”), until a final rule is published, cannabis remains a Schedule I controlled substance and is subject to the limitations of Section 280E of the Code. Section 280E applies by its terms to the purchase and sale of medical-use cannabis products and provides that no deduction or credit is allowed for expenses incurred during a taxable year “in carrying on any trade or business if such trade or business (or the activities which comprise such trade or business) consists of trafficking in controlled substances (within the meaning of Schedules I and II of the CSA) which is prohibited by federal law or the law of any state in which such trade or business is conducted.” The disallowance of such tax deductions will likely affect the value of cannabis-related companies.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

U.S. Regulation of Hemp and Hemp-Derived CBD. The Farm Bill effectively removes hemp, its extracts, derivatives, including hemp-derived cannabinoids such as CBD from the CSA’s list of controlled substances and allows states to regulate its production, commerce, and research with approval from the United States Department of Agriculture (“USDA”). However, it is unlawful under federal law to market a food or dietary supplement that contains CBD. CBD also may not be included as an active ingredient in any OTC drug product that is not the subject of a U.S. Food and Drug Administration (“FDA”)-approved marketing application. FDA has the authority to remove from the market any CBD product that does not comply with the agency’s requirements. Accordingly, companies selling food or dietary supplements containing CBD may face federal enforcement action and would not be permitted to sell or market their products.

Non-U.S. Regulation of Marijuana. Laws and regulations related to the possession, use (medical or recreational), sale, transport and cultivation of marijuana vary throughout the world. These laws and regulations are subject to change and may have a significant impact on the operations of a Cannabis Company. Such operations may be legal under current law, but may be illegal in the future if the applicable law changes to prohibit marijuana-related activities vital to the company’s business. In Canada, the Cannabis Act, along with the related provincial and territorial legislation regulating adult use, distribution and sales, established a legal framework in Canada for the production, distribution, sale, and possession of both medical cannabis and adult use marijuana. However, there can be no assurance that Canadian federal, provincial, or territorial laws regulating cannabis will not be repealed or overturned or that governmental authorities will not limit the application of such laws within their respective jurisdictions.

Cash Redemption Risk. A Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Commodity Investing Risk. The Funds may invest in commodity-related companies, commodity futures and physical commodities through the Underlying Vehicles. These investments may subject the Funds to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Funds’ holdings.

Concentration Risk. The Fund’s investments are concentrated in real estate-related industries, and the Fund may be susceptible to loss due to adverse occurrences affecting these industries.

Real Estate Industry Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

Corporate Bond Risk. Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Counterparty Risk. The Funds bear the risk that the counterparty to a derivative or other contract with a third party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Funds will lose money and the value of an investment in Funds’ Shares may decrease. In addition, the Funds may engage in such investment transactions with a limited number of counterparties.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Funds’ investments.

Cyber Security Risk. Each Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Funds in many ways, including, but not limited to, disruption of the Funds’ operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber attacks affecting the Funds’ third-party service providers, including the Investment Adviser, the sub-adviser, the custodian, the transfer agent, market makers, Authorized Participants, or the issuers of securities in which the Funds invest may subject the Funds to many of the same risks associated with direct cyber security breaches.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to the risks of investing directly in foreign securities. In addition, depositary receipts may not track the price of or may be less liquid than their underlying foreign securities, and the value of depositary receipts may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives, such as futures, options, and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Options Risk. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying index. The Fund also risks losing all or part of the cash paid for purchasing put options. Because the Fund only purchases put options, the Fund’s losses from its exposure to put options is limited to the amount of premiums paid to the option seller.

Swaps Contract Risk. Swap contracts are agreements among the Fund and a counterparty to exchange the return of the pre− determined underlying investment (such as the rate of return of an underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be exchange−traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk− free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about issuers in such markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; fewer investor rights and limited legal, contractual or practical remedies available to investors against emerging market companies; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries.

Equity Investing Risk. An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments due to factors affecting a specific issuer, market or securities markets generally.

ETF Structure Risk. The Funds are ETFs, and, as a result of an ETF’s structure, they are exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Premium-Discount Risk. Shares may trade above (premium) or below (discount) their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur a bid/ask spread, which varies over time for Shares based on trading volume and market liquidity and is generally higher if Shares have little trading volume and market liquidity. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. In addition, trading in Shares on the Exchange may be halted.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

Exchange-Traded Funds and Exchange-Traded Products (“ETP”) and Investment Companies Risk. The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Funds bear their proportionate share of the fees and expenses of the underlying entity. As a result, the Funds’ operating expenses may be higher and performance may be lower.

Exchange-Traded Notes Risk. Because ETNs are unsecured, unsubordinated debt securities, an investment in an ETN exposes the Fund to the risk that an ETN’s issuer may be unable to pay. In addition, as with investments in other ETPs, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

Fixed Income Risk. A decline in an issuer’s credit rating and/or financial condition may cause such issuer’s fixed income securities to decrease in value while experiencing increased volatility and investment risk. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” (or repay) the security before its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income. The market value of a fixed income security generally changes in response to changes in interest rates and may change quickly and without warning in response to issuer defaults and changes in issuer credit ratings.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including risks due to: (i) differences in information available about foreign issuers; (ii) differences in investor protection standards in other jurisdictions; (iii) capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; (iv) political, diplomatic and economic risks; (v) regulatory risks; and (vi) foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Funds’ investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Funds’ returns.

Futures Contracts Risk. Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Funds to leverage.

Geographic Investment Risk. To the extent the Funds invest a significant portion of assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Asia-Pacific Risk. Investments in securities of issuers in Asia−Pacific countries involve risks that are specific to the Asia−Pacific region, including certain legal, regulatory, political and economic risks. Certain Asia−Pacific countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio− economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products.

Canada Risk. Changes to the U.S. economy may significantly affect the Canadian economy because the U.S. is Canada’s largest trading partner and foreign investor. The economy of Canada is also heavily dependent on the demand for natural resources and agricultural products. Accordingly, a change in the supply and demand of these resources, both in Canada and worldwide, can have a significant effect on Canadian market performance. Conditions that weaken demand for its products worldwide could have a negative impact on the Canadian economy as a whole.

China Risk. Investments in China involve risks closely tied to the social, political, and economic conditions within China. The Chinese economy may experience slower growth if domestic or global demand for Chinese goods decreases significantly and/or key trading partners implement protectionist measures such as trade tariffs. China’s economy is also susceptible to economic recession, market inefficiency, rising inflation rates, volatility and pricing anomalies that may be connected to governmental influence, a lack of public information and/or social and political instability. The Chinese government maintains strict currency controls, regularly intervenes in the currency market, and plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital.

Europe Risk. The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. In addition, the United Kingdom has formally exited the EU (“Brexit”). Although it remains unclear what the potential consequences of Brexit may be, the economies of Europe and the United Kingdom, as well as the broader global economy, could be significantly impacted by Brexit, which may result in lower economic growth and increased volatility and illiquidity across global markets.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

Japan Risk. The economy of Japan is heavily dependent on international trade, government support, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. Trade tariffs and other protectionist measures could also have an adverse impact on the Japanese export market.

Latin America Risk. Investments in securities of issuers in Latin American countries involve risks that are specific to the Latin American region, including social, political, and economic conditions within this region and may be more volatile than the performance of funds that invest in more developed countries and regions or funds that focus their investments in more than one region. The Fund’s performance may be particularly sensitive to social, political and economic conditions in those countries in Latin America in which the Fund’s investments are concentrated

South Africa Risk. South Africa’s economy is heavily dependent on natural resources and commodity prices. South Africa’s currency may also be vulnerable to significant fluctuations and devaluation. Access to health care, unemployment, limited economic opportunity, and other financial constraints, continue to present obstacles to South Africa’s full economic development. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. There can be no assurance that initiatives by the South African government to address these issues will achieve the desired results.

South Korea Risk. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.

Taiwan Risk. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerging economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.

Hedging Risk. Options used by the Funds to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that the Funds’ put option strategy will be effective. It may expose the Funds to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested, directly or indirectly, in U.S. government bonds and ex−U.S. sovereign bonds. Further, the put option strategy may not fully protect the Funds against declines in the value of their portfolio securities.

High-Yield Securities Risk. High−yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High−yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high−yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Inflation-Protected Security Risk. Inflation−protected securities, such as Treasury Inflation−Protected Securities (TIPS), provide protection against inflation. Inflation−protected securities typically decrease in value when real interest rates rise and increase in value when real interest rates fall.

Interest Rate Risk. The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter−term investments and higher for longer− term investments. Risks associated with rising interest rates are heightened given the Federal Reserve’s recent increases in interest rates. To the extent that rates increase substantially and/or rapidly, the Funds may be subject to significant losses.

International Closed-Market Trading Risk. Because the Funds’ investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Large-Capitalization Company Risk. The Funds’ investments in large−capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leveraging Risk. Certain of the Funds’ investments may expose the Funds to leverage, causing the Funds’ value to be more volatile.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. A significant, rapid rise in interest rates may result in a period of volatility and increased redemptions if Fund securities become illiquid and are forced to sell the illiquid securities at disadvantageous times or prices. This could have a negative effect on the Funds’ ability to achieve its investment objective and may result in losses to Fund shareholders.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

Management Risk. The Funds are actively managed using a model−based approach, and the Adviser selects Fund investments on a periodic basis using a proprietary quantitative algorithm developed by the Adviser for the Funds. There can be no guarantee that these strategies and processes, or the Adviser’s quantitative model, will be effective or successful investment management techniques or that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular Fund investments will be correct even if the Adviser’s overall investment strategies and processes are otherwise effective. Further, there is no guarantee that the Funds will achieve their investment objective.

Market Events Risk. Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actions, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings.

Micro-Capitalization Company Risk. Micro−capitalization companies are more vulnerable to adverse economic events and poor business conditions than larger, more established companies. The earnings and revenue of micro−capitalization companies tend to be less predictable, and their securities are generally less liquid and subject to greater and more unpredictable price changes.

Momentum Investing Risk. A Fund employs a “momentum” style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broad cross− section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Mortgage-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of MBS. In addition, MBS generally can be prepaid at any time, and prepayments that occur either more quickly (prepayment risk) or more slowly (extension risk) than expected can adversely impact the value of such securities. MBS may be negatively affected by the quality of the underlying mortgages, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. MBS not backed by the full faith and credit of the U.S. government are subject to the risk of default on the underlying mortgage, particularly during periods of economic downturn.

Municipal Security Risk. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities that have limited taxing authority, such as school districts, or are dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry

Portfolio Turnover Risk. The Funds’ strategies may frequently involve buying and selling portfolio securities to rebalance the Funds’ exposure to various market sectors. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Funds’ performance to be less than you expect.

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer−specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies

Private Credit Risk. The Fund may invest indirectly in private credit through registered ETFs. Investments in private securities are illiquid. Private securities are not traded in public markets and can be subject to various restrictions on resale. In addition, there can be no assurance that the Fund, through its investments in other ETFs, will be able to realize the value of private securities in a timely manner. Further, private credit investments can range in credit quality depending on security−specific factors, including total leverage.

Quantitative Security Selection Risk. The Investment Adviser uses quantitative techniques to generate investment decisions and select securities, and the Funds may not perform as intended if it relies on erroneous or outdated data from one or more third parties. Errors in data used in the quantitative model may occur from time to time and may not be identified and/or corrected before having an adverse impact on a Fund and its shareholders.

Real Estate Industry Risk. The Funds are subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems, and natural disasters.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

Real Estate Investment Trust “REIT” Risk. In addition to the risks associated with the direct ownership of real estate and real estate−related securities, REITs are subject to additional risks, including those related to adverse governmental actions, and the performance of a REIT may be affected by its failure to qualify for tax−free pass through of income or its failure to maintain exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self−liquidations. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses.

Sector Risk — To the extent that the Funds invest a significant portion of assets in a particular sector, the Funds may be susceptible to loss due to adverse occurrences affecting that sector.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of their local economy, the international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Consumer Staples Sector Risk. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

Energy Sector Risk. The energy sector includes, for example, oil, gas, and consumable fuel companies. Energy companies can be substantially impacted by, among other things, the volatility of oil prices, worldwide supply and demand, worldwide economic growth, and political instability in oil or gas producing regions such as the Middle East and Eastern Europe.

Financials Sector Risk. Performance of companies in the Financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Health Care Sector Risk. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Industrials Sector Risk. Issuers in the industrials sector are affected by supply and demand, both for their specific product or service and for industrial sector products in general. The products of such issuers may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates affect the performance of companies in the industrials sector. Issuers in the industrials sector may be adversely affected by liability for environmental damage, product liability claims and exchange rates. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Information Technology Sector Risk. Technology companies face intense competition, which may have an adverse effect on their profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Utilities Sector Risk. Utilities include companies such as electric, gas and water firms and renewable energy companies. Companies in the utilities sector may be adversely impacted by many factors, including, among others, supply and demand, operating costs, financing costs, rate caps or rate changes, government regulation and environmental factors. Deregulation of utilities may also subject these companies to increased competition and reduce their profitability.

Short Sale Risk. If a security is sold short and subsequently has to be bought back at a higher price, the Funds will realize a loss on the transaction. The amount of loss on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may increase the Funds’ exposure to the market, and may increase losses and the volatility of returns.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

Small- and Medium-Capitalization Company Risk. Investing in securities of small− and medium−capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and they may be more sensitive to market conditions. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small− and medium−capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small− and medium−capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk. Investments in sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Funds’ NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain non−U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. These risks increase for lower−rated and high−yield debt securities, as discussed in each applicable Funds’ prospectus.

Swap Contracts Risk. Each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Underlying Vehicle Counterparty and Leverage Risk. Through its investments in affiliated and unaffiliated ETFs and other ETPs (collectively, “Underlying Vehicles”), the Funds may be indirectly exposed to additional risks. For example, if an Underlying Vehicle contracts with a counterparty, the Funds indirectly bears the risk that the counterparty fails to honor its obligations, causing the Underlying Vehicle, and therefore the Fund, to lose money and decline in value. Derivatives used by Underlying Vehicles may include leverage, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses. Although certain Underlying Vehicles may comply with their obligations related to certain derivatives in accordance with Rule 18f−4 under the 1940 Act, as applicable, the Fund’s value−at− risk limitations (if applicable) may not prevent losses greater than the value of those obligations. Other Underlying Vehicles may not employ any risk management procedures at all, leading to even greater losses. Due to the Funds’ investments in Underlying Vehicles, the value of the Funds’ Shares may be volatile.

U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Funds. The securities of other U.S. government−sponsored entities (“GSEs”) may not be backed by the full faith and credit of the U.S. government, but rather supported through federal subsidies, loans, or other benefits.

Value Investment Risk. The Funds may consider certain value metrics when selecting stocks for inclusion in their portfolio and, as a result, the Funds may underperform when the market favors stocks with growth characteristics or a non−value investment approach. Value investments are subject to the risk that their intrinsic value may never be realized by the market.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third−party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

8. RECLASSIFICATION OF CAPITAL ACCOUNTS

U.S. GAAP requires that certain amounts of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for redemptions in-kind, and with respect to the Cannabis ETF, net operating losses. For the year/period ended April 30, 2025, the following table shows the reclassifications made:

Fund	Paid-In Capital	Total Distributable Earnings (Accumulated Losses)
Cannabis ETF	$(1,334,295)	$1,334,295
Emerging Shareholder Yield ETF	784,324	(784,324)
Fixed Income Trend ETF	—	—
Foreign Shareholder Yield ETF	21,884,893	(21,884,893)
Global Asset Allocation ETF	765,208	(765,208)
Global Momentum ETF	7,795,195	(7,795,195)
Global Real Estate ETF	2,144,262	(2,144,262)
Global Value ETF	1,173,926	(1,173,926)
LargeCap Shareholder Yield ETF	(516,208)	516,208
Micro and SmallCap Shareholder Yield ETF	837,658	(837,658)
Shareholder Yield ETF	31,724,709	(31,724,709)
Tactical Yield ETF	1,555	(1,555)
Tail Risk ETF	(82,988)	82,988
Trinity ETF	1,893,592	(1,893,592)
Value and Momentum ETF	3,841,692	(3,841,692)

9. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in-kind transactions. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the year or period ended April 30, 2025, and April 30, 2024, respectively, were as follows:

	Year/Period Ended April 30, 2025			Year/Period Ended April 30, 2024

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cannabis ETF	$748,350	$—	$—	$397,187	$—	$—
Emerging Shareholder Yield ETF	18,218,875	—	—	12,050,108	—	—
Fixed Income Trend ETF	—	—	—	—	—	—
Foreign Shareholder Yield ETF	12,944,687	—	—	12,160,168	—	—
Global Asset Allocation ETF	2,233,576	—	63,710	1,918,316	—	—
Global Momentum ETF	2,057,727	—	1,736,844	4,864,989	—	90,620
Global Real Estate ETF	2,714,991	—	192,966	1,425,683	—	—
Global Value ETF	4,607,623	—	—	7,413,483	—	—
LargeCap Shareholder Yield ETF	144,888	—	—	—	—	—
Micro and SmallCap Shareholder Yield ETF	1,045,181	—	320,199	173,103	—	—
Shareholder Yield ETF	24,388,078	—	—	18,189,105	—	—
Tactical Yield ETF	849,555	—	—	64,232	—	—
Tail Risk ETF	2,093,066	—	—	4,835,037	—	—
Trinity ETF	3,325,439	—	—	4,380,302	—	156,484
Value and Momentum ETF	580,310	—	352,764	592,601	—	—

Funds are permitted to carry forward losses for an unlimited period and losses that are carried forward will retain their character as either short-term or long-term capital losses. As of April 30, 2025, the Funds have the following capital loss carryforwards and offset capital gains for an unlimited period:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term
Cannabis ETF	$743,322	$22,490,152
Emerging Shareholder Yield ETF	5,727,849	3,044,622
Fixed Income Trend ETF	223,874	—
Foreign Shareholder Yield ETF	15,181,234	15,534,461
Global Asset Allocation ETF	4,107	1,298,594
Global Momentum ETF	21,021,907	—
Global Real Estate ETF	5,570,375	1,200,971
Global Value ETF	390,099	30,423,793
LargeCap Shareholder Yield ETF	224,903	—
Micro and SmallCap Shareholder Yield ETF	593,684	14,749
Shareholder Yield ETF	42,028,453	42,876,310
Tactical Yield ETF	—	—
Tail Risk ETF	53,115,559	122,517,671
Trinity ETF	5,071,963	2,053,094
Value and Momentum ETF	24,596,635	5,501,075

For the year ended April 30, 2025, the Global Momentum ETF and Tail Risk ETF utilized $851,943 and $304,634 of capital loss carryforward, respectively.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of April 30, 2025, the Cambria Cannabis ETF had $2,513,374 in late-year losses. As of April 30, 2025, the remaining Funds had not elected to defer any post-October or late-year losses.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency and distributable (accumulated) earnings (losses) held by the Funds at April 30, 2025, were as follows:

	Cannabis ETF	Emerging Shareholder Yield ETF	Fixed Income Trend ETF	Foreign Shareholder ETF	Global Asset Allocation ETF
Investments, at cost	$9,218,708	$487,693,586	$12,899,129	$333,616,409	$61,520,742
Gross tax unrealized appreciation	1,365,633	63,560,842	25,986	31,853,551	4,668,569
Gross tax unrealized depreciation	(2,210,914)	(63,972,968)	(82,743)	(28,597,939)	(2,966,690)
Net tax unrealized appreciation (depreciation)	(845,281)	(412,126)	(56,757)	3,255,612	1,701,879
Undistributed ordinary income (loss)	—	6,874,715	6,873	5,203,518	—
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	—	6,874,715	6,873	5,203,518	—
Other accumulated gain (loss)	(25,732,345)	(8,751,513)	(223,874)	(30,851,430)	(1,302,701)
Total distributable (accumulated) earnings (losses)	$(26,577,626)	$(2,288,924)	$(273,758)	$(22,392,300)	$399,178

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

	Global Momentum ETF	Global Real Estate ETF	Global Value ETF	LargeCap Shareholder Yield ETF	Micro and SmallCap Shareholder Yield ETF
Investments, at cost	$103,674,964	$37,860,697	$179,899,766	$4,813,612	$12,361,878
Gross tax unrealized appreciation	7,872,498	1,783,567	25,406,932	57,366	467,820
Gross tax unrealized depreciation	(1,207,808)	(3,968,056)	(20,087,431)	(597,280)	(2,731,421)
Net tax unrealized appreciation (depreciation)	6,664,690	(2,184,489)	5,319,501	(539,914)	(2,263,601)
Undistributed ordinary income (loss)	—	—	2,557,279	25,928	—
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	—	—	2,557,279	25,928	—
Other accumulated gain (loss)	(21,021,907)	(6,757,637)	(30,788,542)	(224,903)	(608,433)
Total distributable (accumulated) earnings (losses)	$(14,357,217)	$(8,942,126)	$(22,911,762)	$(738,889)	$(2,872,034)

	Shareholder Yield ETF	Tactical Yield ETF	Tail Risk ETF	Trinity ETF	Value and Momentum ETF
Investments, at cost	$1,072,668,285	$44,479,766	$152,424,626	$112,083,233	$44,402,856
Gross tax unrealized appreciation	67,339,944	5,625	5,898,056	6,487,642	5,882,465
Gross tax unrealized depreciation	(216,602,023)	(2,039)	(5,695,255)	(3,093,715)	(3,381,459)
Net tax unrealized appreciation (depreciation)	(149,262,079)	3,586	202,801	(3,393,927)	2,501,006
Undistributed ordinary income (loss)	1,823,074	233,741	584,476	23,938	—
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings	1,823,074	233,741	584,476	23,938	—
Other accumulated gain (loss)	(84,904,944)	—	(175,633,230)	(7,125,057)	(30,097,710)
Total distributable (accumulated) earnings (losses)	$(232,343,949)	$237,327	$(174,845,953)	$(3,707,192)	$(27,596,704)

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies, partnership investments, the tax treatment of grantor trusts, and certain marked-to-market adjustments.

10. SECURITIES LENDING

Certain Funds have entered into a Securities Lending Agreement with U.S. Bank N.A., (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the respective Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the then market value of domestic loaned securities and 105% of the value of foreign equity securities. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of that Fund.

Cash collateral received in connection with securities lending of each applicable Fund is invested in First American Government Obligations Fund Class X and is presented on the Schedules of Investments.

Securities lending transactions are entered into by a Fund under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from a Fund.

Cambria ETF Trust	Notes to Financial Statements

April 30, 2025

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight and continuous maturities and non- cash collateral, if any, which would be subject to offset as of April 30, 2025:

Fund	Value of Securities on Loan	Payable on Collateral Received
Foreign Shareholder Yield ETF	$7,073,165	$7,756,475
Global Asset Allocation ETF	9,268,376	9,505,960
Global Momentum ETF	4,127,544	4,212,450
Micro and SmallCap Shareholder Yield ETF	74,102	77,420
Shareholder Yield ETF	4,528,864	4,761,649
Trinity ETF	6,394,741	6,535,676
Value and Momentum ETF	343,361	375,637

11. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES

During the reporting year/period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The Management Committee of the Trust’s Adviser acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the Advisor, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and peers to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Cambria ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, and total return swap contracts, of Cambria ETF Trust comprising the funds listed below (the “Funds”) as of April 30, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF, and Cambria Cannabis ETF

	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, 2022 and 2021
Cambria Global Real Estate ETF	For the year ended April 30, 2025	For the years ended April 30, 2025 and 2024	For the years ended April 30, 2025, 2024, 2023, and April 2022 and for the period from September 23, 2020 (commencement of operations) through April 30, 2021
Cambria Micro and SmallCap Shareholder Yield ETF and Cambria Tactical Yield ETF	For the year ended April 30, 2025	For the year ended April 30, 2025 and for the period from January 4, 2024 (commencement of operations) through April 30, 2024
Cambria LargeCap Shareholder Yield ETF	For the period from July 11, 2024 (commencement of operations) through April 30, 2025
Cambria Fixed Income Trend ETF	For the period from March 27, 2025 (commencement of operations) through April 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio
June 27, 2025

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations in Approving the Investment Advisory and Sub-Advisory Agreements for the New Fund

The Board of Trustees (the “Board”) of Cambria ETF Trust (the “Trust”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), attended a meeting held on December 3, 2024 (the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval of (1) the investment advisory agreement between Cambria Investment Management, L.P. (“Cambria”) and the Trust (the “Advisory Agreement”), and (2) the sub-advisory agreement between Tidal Investments LLC (“Tidal”) and Cambria (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), with respect to a newly proposed series of the Trust: Cambria Fixed Income Trend ETF (the “New Fund”). In preparation for its deliberations, the Board requested and reviewed written responses from Cambria and Tidal to due diligence questionnaires circulated on the Board’s behalf relating to the New Fund. The Board also reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreements. During its deliberations, the Independent Trustees received an oral presentation from representatives of Cambria and Tidal. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from the representatives of Cambria and Tidal.

In evaluating the Agreements, the Board reviewed information regarding Cambria’s and Tidal’s personnel, operations, and financial condition. In addition, the Board considered the evaluation process of Cambria and Tidal to be ongoing and, in this regard, the Board considered information about Cambria and Tidal derived from prior meetings of the Board concerning Cambria’s and Tidal’s performance and services with respect to other series of the Trust (the “Funds”) as part of the 15(c) review process for the New Fund. At the Meeting, the Board considered: (1) the nature, extent and quality of the services to be provided to the New Fund by Cambria and Tidal; (2) Cambria’s and Tidal’s investment performance with respect to other Funds managed by the same portfolio managers; (3) the costs of the services to be provided by Cambria and Tidal and the expected profitability to Cambria and Tidal to be derived from their relationships with the New Fund; (4) the advisory fee and total expense ratio of the New Fund compared to those of a relevant group of peer funds (the “Peer Group”); (5) the extent to which economies of scale would be realized as the New Fund grows and whether the advisory fee would enable investors to share in the benefits of economies of scale; (6) benefits to be derived by Cambria, Tidal, and their affiliates from their relationship with the New Fund; (7) Cambria’s and Tidal’s reputation, expertise and resources in the financial markets; (8) Cambria’s and Tidal’s investment management personnel; (9) Cambria’s and Tidal’s operations and financial condition; (10) Cambria’s and Tidal’s compliance programs; and (11) other factors the Board deemed relevant.

The discussion immediately below outlines in greater detail the materials and information presented to the Board in connection with its consideration and approval of the Agreements, and the conclusions made by the Board at the Meeting when determining to approve the Agreements for the New Fund.

Nature, Extent and Quality of Services. The Board reviewed the nature, quality, and extent of the overall services to be provided by Cambria and Tidal to the New Fund. In particular, the Board considered the responsibilities of Cambria and Tidal under the terms of the Agreements. The Board recognized that Cambria had invested significant time and effort in structuring the Trust and the New Fund, arranging service providers, exploring various sales channels, and assessing the appeal for the New Fund’s investment strategy. In addition, the Board considered that Cambria is responsible for providing investment advisory services to the New Fund, monitoring compliance with the New Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board noted that Tidal will be providing certain sub-advisory services to the Fund, such as trading the Fund’s portfolio securities based on instructions from Cambria; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; proxy voting; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the New Fund. The Board also considered the services provided by Cambria in the oversight of Tidal as well as the Trust’s distributor, administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of Cambria’s and Tidal’s personnel, the professional qualifications and experience of the portfolio management team in managing assets, their experiences with Cambria’s and Tidal’s services, and the adequacy of Cambria’s and Tidal’s resources and financial condition. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent, and quality of the services to be provided to the New Fund by Cambria and Tidal.

Performance. The Board noted that, since the New Fund had not yet commenced investment operations, it had no investment performance. The Board considered that Cambria has been relatively successful managing other ETFs; however, the Board noted that most of Cambria’s Funds either invest primarily in equities or employ allocation or tail risk strategies, not bond strategies. Representatives from Cambria provided information regarding, and led a discussion on, the factors that may impact the New Fund’s future performance, including current market conditions and Cambria’s future expectations with respect to the New Fund’s strategies. The Board also discussed and considered the performance track record, investment experience, professional background, and qualifications of the New Fund’s portfolio managers.

Comparative Fees and Expenses. The Board considered the New Fund’s proposed advisory fee to be paid by the New Fund to Cambria and the sub-advisory fee to be paid by Cambria to Tidal in relation to their respective estimated costs of their respective services to be provided to the New Fund. The Trustees noted that the New Fund charges a unitary advisory fee through which, Cambria, not the New Fund, is responsible for paying many of the expenses necessary to service the New Fund, including the expenses of other service providers. In considering the advisory and sub-advisory fees and expense ratio, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services to be provided by Cambria and Tidal. Because the New Fund charges a unitary advisory fee, the Board considered how the New Fund’s total expense ratio compared to those of the funds in the Peer Group, noting how differences between fund strategies might impact fees. After comparing expense ratios, the Board noted that the total expense ratio for the New Fund was the lowest of total expense ratios charged by the funds in the Peer Group. The Board also considered Cambria’s representation that it would continue to monitor the New Fund’s expense ratio, as compared to those of its Peer Group, and seek to ensure that the New Fund’s fees remain competitive. Based on its review, in the context of its full deliberations, the Board concluded that the proposed advisory and sub-advisory fees appeared reasonable in light of the services to be rendered.

Costs and Profitability. The Board then considered the estimated profits to be realized by Cambria and Tidal in connection with providing their respective services to the New Fund. The Board noted that since the New Fund had not yet launched, it was difficult to estimate how profitable the New Fund would be to Cambria and Tidal. The Board, however, reviewed estimated profit and loss information provided by Cambria and Tidal with respect to the New Fund. In particular, the Board noted Cambria’s representation of its long-term commitment to the success of the New Fund and the unitary fee structure under which Cambria bears the risk that the New Fund’s expenses may increase. The Board further considered the costs associated with the personnel, systems, and equipment necessary to manage the New Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses Cambria pays in accordance with the Advisory Agreement. Based on its review, in the context of its full deliberations, the Board concluded that Cambria’s and Tidal’s expected profitability with respect to the New Fund appeared reasonable in light of the services Cambria and Tidal will render to the New Fund.

Other Benefits. The Board then considered the extent to which Cambria and Tidal will derive ancillary benefits from the New Fund’s operations. The Board discussed that while Cambria did not have any affiliates that would benefit from the New Fund’s operations, Tidal’s affiliate, Tidal ETF Services, LLC, will serve as the administrator to the New Fund. However, the Board also noted that under the Fund’s unitary fee structure, Cambria will be paying Tidal ETF Services, LLC’s fee out of the management fee it receives from the New Fund. The Board also reviewed the degree to which Cambria may receive compensation from the New Fund based upon the New Fund’s investment in other Cambria ETFs, noting that Cambria does not expect the New Fund to invest its assets in other Cambria ETFs.

Economies of Scale. The Board next considered the absence of breakpoints in Cambria’s fee schedule for the New Fund and whether economies of scale would be realized by the New Fund as its assets grow larger. The Board determined that it is difficult to predict when economies of scale might be realized for Cambria and the New Fund, which had not launched yet. The Board, thus, determined to monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by the New Fund grow larger.

Conclusion. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory and sub-advisory arrangements, as outlined in the Agreements, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant. In approving the Agreements, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements with respect to the New Fund.

Board Considerations in Approving the Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the “Board”) of Cambria ETF Trust (the “Trust”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), attended a meeting held via videoconference on March 25, 2025 (the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of (1) the investment advisory agreement between Cambria Investment Management, L.P. (“Cambria”) and the Trust (the “Advisory Agreement”), and (2) the sub-advisory agreement between Tidal Investments LLC (“Tidal”) and Cambria (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), with respect to each series of the Trust except for the Cambria Fixed Income Trend ETF and Cambria LargeCap Shareholder Yield ETF (each, a “Fund” and, collectively, the “Funds”). In preparation for its deliberations, the Board requested and reviewed written responses from Cambria and Tidal to due diligence questionnaires circulated on the Board’s behalf relating to the Funds. The Board also reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreements. During its deliberations, the Board received an oral presentation from Cambria and Tidal and was assisted by the advice of independent legal counsel.

In evaluating the Agreements, the Board reviewed information regarding Cambria’s and Tidal’s personnel, operations, and financial condition. In addition, the Board considered the evaluation process of Cambria and Tidal to be ongoing and, in this regard, the Board considered information about Cambria and Tidal derived from prior meetings of the Board concerning Cambria’s and Tidal’s performance and services with respect to the Funds as part of the 15(c) review process. At the Meeting, the Board considered: (1) the nature, extent and quality of the services provided to the Funds by Cambria and Tidal; (2) the investment performance of Cambria and Tidal with respect to each Fund; (3) the costs of the services provided by Cambria and Tidal and the profitability to Cambria and Tidal derived from its relationship with each Fund; (4) the advisory fee and total expense ratio of each Fund as compared to those of its relevant peer group of funds (each, a “Peer Group”); (5) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee would enable investors to share in the benefits of economies of scale; (6) any other financial benefits to be derived by Cambria, Tidal, and their affiliates from their relationship with the Funds; (7) Cambria’s and Tidal’s reputations, expertise and resources in the financial markets; (8) Cambria’s investment management personnel; (9) Cambria’s and Tidal’s operations and financial condition; (10) Cambria’s and Tidal’s compliance programs; and (11) other factors the Board deemed relevant.

The discussion immediately below outlines in greater detail the materials and information presented to the Board in connection with its consideration and approval of the Agreements, and the conclusions made by the Board at the Meeting when determining to approve the Agreements on behalf of the Funds.

Nature, Extent and Quality of Services. The Board reviewed the nature, quality, and extent of the overall services to be provided by Cambria and Tidal to the Funds. In particular, the Board considered the responsibilities or Cambria and Tidal under the terms of the Agreements. The Board recognized that Cambria had invested significant time and effort in structuring the Trust, developing the Funds, arranging service providers, exploring various sales channels, and assessing the appeal for each Fund’s investment strategy. In addition, the Board considered that Cambria is responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board noted that Tidal will be providing certain sub-advisory services to the Funds, such as trading the Funds’ portfolio securities based on instructions from Cambria; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; proxy voting; responsibility for daily monitoring of portfolio exposures and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the services provided by Cambria in the oversight of Tidal as well as the Trust’s distributor, administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of Cambria’s and Tidal’s personnel, the professional qualifications and experience of the portfolio management team in managing assets, their experiences with Cambria’s and Tidal’s services, and the adequacy of Cambria’s and Tidal’s resources and financial condition. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent, and quality of the services provided to the Funds by Cambria and Tidal.

Performance. The Board noted that it considered the performance of the Funds throughout the year and reviewed each Fund’s performance for the three-month, 12-month, and since inception periods ended January 31, 2025, as applicable. In this regard, among other things, the Board considered reports comparing each Fund’s total returns to the total returns of the Fund’s Peer Group and its benchmark index. Representatives from Cambria provided information regarding, and led a discussion on, the factors impacting each Fund’s performance, including current market conditions and Cambria’s future expectations with respect to each Fund’s strategies.

Cambria Shareholder Yield ETF: The Board considered that the Fund underperformed, before fees and expenses, the S&P 500, its benchmark index, for the since inception period, 12- and three-month periods. Primary drivers of the Fund’s underperformance for the three-month period, relative to its benchmark, were security selection in the Consumer Discretionary sector, and an underweight allocation and security selection in the Communication Services sector. Primary drivers of the Fund’s underperformance for the 12-month period, relative to its benchmark, were an underweight allocation to and security selection in the Technology and Communication Services sectors as well as security selection in the Consumer Discretionary sector. The Board further noted that the Fund outperformed all of the funds in its Peer Group for the since inception period, underperformed all of its Peer Group funds for the 12-month period, and underperformed all but one of its Peer Group funds for the three-month period.

Cambria Foreign Shareholder Yield ETF: The Board considered that the Fund underperformed, before fees and expenses, the MSCI EAFE Index, its benchmark index, for the since inception, 12- and three-month periods. Primary drivers of the Fund’s underperformance over the three-month period, relative to its benchmark, were security selection in Japan and the United Kingdom, overweight allocation in Canada and exposure to the Canadian dollar. The Fund’s security selection in the United Kingdom and Australia as well as an underweight allocation to Germany drove underperformance relative to its benchmark for the 12-month period. The Board further noted that the Fund outperformed all but one fund in its Peer Group over the since inception period, underperformed all of its Peer Group funds over the 12-month period, and underperformance all but one fund in its Peer Group for the most recent three-month period.

Cambria Global Value ETF: The Board considered that the Fund underperformed, before fees and expenses, the MSCI ACWI Total Return Index, its benchmark index, for the three-month and 12-month periods, and significantly underperformed the same benchmark for the since inception period. The primary driver of the Fund’s underperformance over the three- and 12-month periods was a lack of exposure to the U.S. relative to its benchmark. The Board further noted that the Fund underperformed all of the funds in its Peer Group for the three- and 12-month periods, and the Fund’s performance significantly lagged behind the performance of all funds in the Peer Group for the since inception period.

Cambria Global Momentum ETF: The Board considered that the Fund underperformed, before fees and expenses, the S&P Balanced Equity and Bond – Moderate Index, its benchmark index, for the three- and 12-month periods, and significantly underperformed the same benchmark for the since inception period. A primary driver of the Fund’s underperformance relative to its benchmark over the three-month period was its exposure to emerging market stocks. The Fund’s exposure to commodities and trend following strategy contributed to its underperformance over the 12-month period. The Board further noted that the Fund generally performed within the high range of its Peer Group for the since inception and 12-month periods, but the Fund’s performance lagged the performance of its Peer Group funds for the three-month period.

Cambria Global Asset Allocation ETF: The Board considered that the Fund underperformed, before fees and expenses, the S&P Balanced Equity and Bond – Moderate Index, its benchmark index, for the since inception, three- and 12-month periods. The primary driver of the Fund’s underperformance over the three-month period relative to its benchmark was the Fund’s exposure to emerging market and global real estate stocks; whereas, the Fund’s exposure to long-term U.S. Treasuries and international government bonds were the primary causes of the Fund’s underperformance over the 12-month period. The Board further noted that the Fund’s performance was in the middle of the range of its Peer Group for the since inception period, but the Fund’s performance generally lagged the performance of its Peer Group funds for the three- and 12-month periods.

Cambria Value and Momentum ETF: The Board considered that the Fund significantly underperformed, before fees and expenses, the S&P 500, its benchmark index, for the since inception, three- and 12-month periods. The primary drivers of the Fund’s underperformance over the three-month period were the Fund’s hedge against the S&P 500 as well as security selection in the Consumer Discretionary sector and security selection in the Technology sector. The primary drivers of the Fund’s underperformance over the 12-month period were the Fund’s hedge against the S&P 500 as well an underweight allocation to the Communication Services sector. The Board further noted that the Fund underperformed its Peer Group over all three periods, including significant underperformance for the since inception period.

Cambria Emerging Shareholder Yield ETF: The Board considered that the Fund outperformed, before fees and expenses, the MSCI Emerging Markets Total Return Index, its benchmark index, for the since inception period, but underperformed its benchmark for the three- and 12-month periods. The primary drivers of the Fund’s underperformance over the three-month period, relative to its benchmark, was security selection in Taiwan and an overweight allocation to and security selection in South Africa as well as exposure to South African Rand. The primary drivers of the Fund’s outperformance over the 12-month period, relative to its benchmark, was security selection in Taiwan and an underweight allocation to and security selection in China. The Board further noted that the Fund outperformed its Peer Group for the since inception period, generally performed in line with its Peer Group funds for the 12-month period, and underperformed all but one of its Peer Group funds for the three-month period.

Cambria Tail Risk ETF: The Board considered that the Fund underperformed, before fees and expenses, the Bloomberg Barclays U.S. Short Term Treasury Total Return Index Unhedged, its benchmark index, for the three-, 12-month, and since inception periods, including significant underperformance for the 12-month and since inception periods. The Fund’s allocation to put options on the S&P 500, which had positive performance for the quarter, was the primary driver of the Fund’s underperformance for the three- and 12-month periods. The Board further noted that the Fund outperformed its Peer Group for all three periods, including significant outperformance for the three- and 12-month periods.

Cambria Trinity ETF: The Board considered that the Fund significantly underperformed, before fees and expenses, the S&P Balanced Equity and Bond – Moderate Index, its benchmark index, for all three periods. The primary drivers of the Fund’s underperformance over the three-month period were exposure to gold mining stocks, emerging market stocks, and global real estate stocks. The Fund’s exposure to trend following contributed to the Fund’s relative underperformance of its benchmark over the 12-month period. The Board further noted that the Fund underperformed its Peer Group for all three periods.

Cambria Cannabis ETF: The Board considered that the Fund significantly underperformed, before fees and expenses, the S&P 500, its benchmark index, for the three-, 12-month and since inception periods. The primary driver of the Fund’s underperformance over the three- and 12-month periods can be attributed to the general underperformance of the cannabis industry relative to the benchmark. The Board further noted that the Fund outperformed all of the funds in its Peer Group for the three-, 12-month and since inception periods.

Cambria Global Real Estate ETF: The Board considered that the Fund underperformed, before fees and expenses, the FTSE EPRA Nareit Global REITs Total Return Index, its benchmark index, for the since inception period, but outperformed its index for the three- and 12-month periods. For the three-month period, an overweight allocation to Turkey, security selection and currency exposure in Australia, and an underweight allocation, security selection, and currency exposure in the United Kingdom were the primary contributors to outperformance relative to the benchmark index. For the 12-month period, positive returns were driven primarily by the Fund’s overweight allocation and security selection in Turkey, South Africa, and Netherlands relative to the benchmark index. The Board further noted that the Fund generally performed within the range of its Peer Group for each period, but the Fund generally underperformed the performance of its Peer Group for the three-month period.

Cambria Micro & Small Cap Shareholder Yield ETF: The Board considered that the Fund underperformed, before fees and expenses, the S&P Small Cap 600 Index, its benchmark index, for the three-, 12-month, and since inception periods. For the three-month period, an overweight allocation and security selection in the Energy sector, security selection in the Consumer Discretionary sector, underweight allocation to the Health Care sector, and an underweight allocation and security selection in the Technology sector were the primary drivers of underperformance relative to the benchmark index. For the 12-month period, underperformance relative to the benchmark was driven primarily by the Fund’s security selection in the Consumer Discretionary and Industrials sectors as well as an underweight to these same sectors. The Board further noted that the Fund underperformed all but one fund in its Peer Group for each period.

Cambria Tactical Yield ETF: The Board considered that the Fund slightly underperformed, before fees and expenses, the ICE BofA U.S. 3-Month Treasury Bill Index, its benchmark index, for the three-month and since inception periods, but slightly outperformed the benchmark for the 12-month period. The Board further noted that the Fund outperformed all but one fund in its Peer Group for each period.

The Trustees determined that each Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or Peer Group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by Cambria to improve the Fund’s performance. The Board also considered each Fund’s portfolio turnover rate. In addition, the Board discussed and considered the performance track record, investment experience, professional background, and qualifications of Mebane Faber and Jonathan Keetz, the Funds’ portfolio managers. Based on this information, the Board concluded that it was satisfied with the investment results that Cambria had been able to achieve for each of the Funds.

Comparative Fees and Expenses. The Board considered each Fund’s advisory fees paid to Cambria and sub-advisory fees paid to Tidal in relation to their respective estimated costs of their respective services provided to the Funds. The Trustees noted that each Fund charges a unitary advisory fee through which, Cambria, not the Funds, is responsible for paying many of the expenses necessary to service the Funds, including the expenses of other service providers. In considering the advisory and sub-advisory fees and expense ratios, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services provided by Cambria and Tidal. Because each Fund charges a unitary advisory fee, the Board considered how each Fund’s total expense ratio compared to those of the funds in their Peer Group, noting how differences between fund strategies might impact fees. After comparing expense ratios, the Board noted that each Fund’s total expense ratio was generally consistent with the range of total expense ratios charged by its Peer Group funds or, with respect to the Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Asset Allocation ETF, Cambria Trinity ETF, Cambria Global Real Estate ETF, and Cambria Micro & SmallCap Shareholder Yield ETF, where the Fund’s expense ratio was higher than the Peer Group’s range of expense ratios, the Trustees were satisfied by the reasons for the Funds’ higher expenses, including, but not limited to, significant differences between the investment strategies, portfolio holdings, and/or asset size of such Funds and those of its Peer Group funds. The Board also considered Cambria’s representation that it would continue to monitor the Funds’ expense ratios, as compared to those of the funds in their Peer Groups, and seek to ensure that the Funds’ fees remain competitive. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the advisory and sub-advisory fees appeared reasonable in light of the services to be rendered.

Costs and Profitability. The Board then considered the profits realized by Cambria and Tidal in connection with providing their respective services to the Funds. The Board reviewed profit and loss information provided by Cambria and Tidal with respect to each Fund. In particular, the Board noted Cambria’s representation of its long-term commitment to the success of the Funds and the unitary fee structure under which Cambria bears the risk that the Funds’ expenses may increase. The Board further considered the costs of Cambria and Tidal associated with the personnel, systems, and equipment necessary to manage the Funds and meet their regulatory and compliance requirements adopted by the SEC and other regulatory bodies. In addition, the Board considered the other expenses Cambria pays in accordance with the Advisory Agreement. Based on its review, in the context of its full deliberations, the Board concluded that each of Cambria’s and Tidal’s profitability, with respect to each Fund, appeared reasonable in light of the services Cambria and Tidal render to the Funds.

Other Benefits. The Board then considered the extent to which Cambria and Tidal derive or will derive ancillary benefits from a Fund’s operations. The Board discussed that while Cambria did not have any affiliates that would benefit from the Funds’ operations, Tidal’s affiliate, Tidal ETF Services, LLC, will serve as the administrator to the Funds. However, the Board also noted that under the Funds’ unitary fee structure, Cambria will be paying Tidal ETF Services, LLC’s fee out of the management fee it receives from the Funds. The Board also reviewed the degree to which Cambria may receive compensation from the Funds based upon a Fund’s investment in other Funds.

Economies of Scale. The Board next considered the absence of breakpoints in Cambria’s fee schedule for each Fund and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in a Fund’s asset levels. The Board determined that it is difficult to predict when economies of scale might be realized for Cambria and the Funds, some of which launched less than 16 months ago. The Board, thus, determined to monitor potential economies of scale, as well as the appropriateness of introducing breakpoints in the future, as assets managed by each Fund grow larger.

Conclusion. In approving the Agreements, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory and sub-advisory arrangements, as outlined in the Agreements, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements with respect to the Funds.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cambria ETF Trust

By (Signature and Title)*	/s/ Mebane Faber
Mebane Faber, President/Principal Executive Officer

Date	July 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mebane Faber
Mebane Faber, President/Principal Executive Officer

Date	July 9, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 9, 2025

* Print the name and title of each signing officer under his or her signature.